Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000010303
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Investor Class
Trading Symbol	RYKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$158	1.42%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 158
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Line Graph [Table Text Block]
Table Summary
	Banking Fund (Investor Class)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,753	$11,717	$13,261
3/31/18	$15,490	$13,357	$15,652
3/31/19	$13,689	$14,625	$14,920
3/31/20	$9,577	$13,605	$12,362
3/31/21	$18,201	$21,271	$20,706
3/31/22	$19,043	$24,599	$23,749
3/31/23	$13,898	$22,698	$20,368
3/31/24	$17,649	$29,480	$27,200
3/31/25	$20,307	$31,913	$32,691
3/31/26	$24,799	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	22.12%	6.38%	9.51%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,045,507
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 108,218
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,045,507 Total Number of Portfolio Holdings76 Portfolio Turnover Rate179% Total Advisory Fees Paid$108,218
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%

Material Fund Change [Text Block]
C000010305
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class A
Trading Symbol	RYBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$181	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 181
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Line Graph [Table Text Block]
Table Summary
	Banking Fund (Class A)‡	S&P 500 Index	S&P 500 Financials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,070	$11,717	$13,261
3/31/18	$14,687	$13,357	$15,652
3/31/19	$12,946	$14,625	$14,920
3/31/20	$9,033	$13,605	$12,362
3/31/21	$17,047	$21,271	$20,706
3/31/22	$17,791	$24,599	$23,749
3/31/23	$12,955	$22,698	$20,368
3/31/24	$16,409	$29,480	$27,200
3/31/25	$18,831	$31,913	$32,691
3/31/26	$22,943	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	21.84%	6.12%	9.19%
Class A (with sales charge) ‡	16.05%	5.09%	8.66%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,045,507
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 108,218
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,045,507 Total Number of Portfolio Holdings76 Portfolio Turnover Rate179% Total Advisory Fees Paid$108,218
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%

Material Fund Change [Text Block]
C000010306
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class C
Trading Symbol	RYKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$265	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 265
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Line Graph [Table Text Block]
Table Summary
	Banking Fund (Class C)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,618	$11,717	$13,261
3/31/18	$15,189	$13,357	$15,652
3/31/19	$13,289	$14,625	$14,920
3/31/20	$9,203	$13,605	$12,362
3/31/21	$17,240	$21,271	$20,706
3/31/22	$17,857	$24,599	$23,749
3/31/23	$12,905	$22,698	$20,368
3/31/24	$16,225	$29,480	$27,200
3/31/25	$18,481	$31,913	$32,691
3/31/26	$22,347	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	20.92%	5.33%	8.37%
Class C (with CDSC) ‡	19.92%	5.33%	8.37%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,045,507
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 108,218
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,045,507 Total Number of Portfolio Holdings76 Portfolio Turnover Rate179% Total Advisory Fees Paid$108,218
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%

Material Fund Change [Text Block]
C000010304
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class H
Trading Symbol	RYKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$181	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 181
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings, Ltd.—Class A, and Bank of New York Mellon Corp. Those that detracted the most were Pinnacle Financial Partners, Inc., ICICI Bank Limited Sponsored ADR, and HDFC Bank Limited Sponsored ADR.

Line Graph [Table Text Block]
Table Summary
	Banking Fund (Class H)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,726	$11,717	$13,261
3/31/18	$15,425	$13,357	$15,652
3/31/19	$13,591	$14,625	$14,920
3/31/20	$9,488	$13,605	$12,362
3/31/21	$17,899	$21,271	$20,706
3/31/22	$18,683	$24,599	$23,749
3/31/23	$13,605	$22,698	$20,368
3/31/24	$17,232	$29,480	$27,200
3/31/25	$19,776	$31,913	$32,691
3/31/26	$24,096	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	21.84%	6.13%	9.19%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,045,507
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 108,218
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,045,507 Total Number of Portfolio Holdings76 Portfolio Turnover Rate179% Total Advisory Fees Paid$108,218
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Savings & Loans	1.7%
Diversified Financial Services	3.7%
Banks	94.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
Capital One Financial Corp.	3.8%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Bank of New York Mellon Corp.	3.1%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.6%
Total	34.7%

Material Fund Change [Text Block]
C000010626
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Investor Class
Trading Symbol	RYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$166	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 166
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Line Graph [Table Text Block]
Table Summary
	Basic Materials Fund (Investor Class)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,485	$11,717	$11,922
3/31/18	$13,564	$13,357	$13,178
3/31/19	$13,244	$14,625	$13,121
3/31/20	$10,117	$13,605	$10,947
3/31/21	$19,121	$21,271	$19,517
3/31/22	$22,318	$24,599	$22,234
3/31/23	$20,400	$22,698	$20,837
3/31/24	$22,348	$29,480	$24,499
3/31/25	$21,801	$31,913	$23,111
3/31/26	$30,558	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	40.16%	9.83%	11.82%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 37,159,270
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 230,757
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$37,159,270 Total Number of Portfolio Holdings104 Portfolio Turnover Rate136% Total Advisory Fees Paid$230,757
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%

Material Fund Change [Text Block]
C000010628
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class A
Trading Symbol	RYBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$195	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 195
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Line Graph [Table Text Block]
Table Summary
	Basic Materials Fund (Class A)‡	S&P 500 Index	S&P 500 Materials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,860	$11,717	$11,922
3/31/18	$12,854	$13,357	$13,178
3/31/19	$12,520	$14,625	$13,121
3/31/20	$9,540	$13,605	$10,947
3/31/21	$17,984	$21,271	$19,517
3/31/22	$20,940	$24,599	$22,234
3/31/23	$19,091	$22,698	$20,837
3/31/24	$20,865	$29,480	$24,499
3/31/25	$20,302	$31,913	$23,111
3/31/26	$28,387	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	39.83%	9.56%	11.54%
Class A (with sales charge) ‡	33.18%	8.50%	11.00%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 37,159,270
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 230,757
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$37,159,270 Total Number of Portfolio Holdings104 Portfolio Turnover Rate136% Total Advisory Fees Paid$230,757
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%

Material Fund Change [Text Block]
C000010629
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class C
Trading Symbol	RYBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$284	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 284
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Line Graph [Table Text Block]
Table Summary
	Basic Materials Fund (Class C)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,362	$11,717	$11,922
3/31/18	$13,297	$13,357	$13,178
3/31/19	$12,852	$14,625	$13,121
3/31/20	$9,723	$13,605	$10,947
3/31/21	$18,189	$21,271	$19,517
3/31/22	$21,020	$24,599	$22,234
3/31/23	$19,022	$22,698	$20,837
3/31/24	$20,633	$29,480	$24,499
3/31/25	$19,926	$31,913	$23,111
3/31/26	$27,653	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	38.78%	8.74%	10.71%
Class C (with CDSC) ‡	37.78%	8.74%	10.71%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 37,159,270
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 230,757
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$37,159,270 Total Number of Portfolio Holdings104 Portfolio Turnover Rate136% Total Advisory Fees Paid$230,757
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%

Material Fund Change [Text Block]
C000010627
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class H
Trading Symbol	RYBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$195	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 195
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were paper & plastic packaging products & materials, semiconductor materials & equipment, and forest products. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp. Those that detracted the most were Graphic Packaging Holding Co., International Paper Co., and FMC Corp.

Line Graph [Table Text Block]
Table Summary
	Basic Materials Fund (Class H)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,458	$11,717	$11,922
3/31/18	$13,502	$13,357	$13,178
3/31/19	$13,153	$14,625	$13,121
3/31/20	$10,022	$13,605	$10,947
3/31/21	$18,891	$21,271	$19,517
3/31/22	$21,994	$24,599	$22,234
3/31/23	$20,048	$22,698	$20,837
3/31/24	$21,910	$29,480	$24,499
3/31/25	$21,320	$31,913	$23,111
3/31/26	$29,810	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	39.81%	9.55%	11.54%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 37,159,270
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 230,757
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$37,159,270 Total Number of Portfolio Holdings104 Portfolio Turnover Rate136% Total Advisory Fees Paid$230,757
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.7%
Forest Products & Paper	1.2%
Biotechnology	2.0%
Iron & Steel	7.7%
Packaging & Containers	8.5%
Building Materials	9.5%
Chemicals	29.8%
Mining	38.1%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Linde plc	4.0%
Newmont Corp.	2.8%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.3%
Ecolab, Inc.	2.2%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	2.0%
Coeur Mining, Inc.	1.7%
Nucor Corp.	1.7%
Vulcan Materials Co.	1.6%
Total	22.9%

Material Fund Change [Text Block]
C000010594
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Investor Class
Trading Symbol	RYOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$162	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 162
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Line Graph [Table Text Block]
Table Summary
	Biotechnology Fund (Investor Class)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,671	$11,717	$11,159
3/31/18	$13,460	$13,357	$12,417
3/31/19	$14,529	$14,625	$14,266
3/31/20	$13,090	$13,605	$14,121
3/31/21	$18,430	$21,271	$18,928
3/31/22	$17,175	$24,599	$22,542
3/31/23	$16,206	$22,698	$21,709
3/31/24	$17,713	$29,480	$25,202
3/31/25	$17,209	$31,913	$25,303
3/31/26	$23,271	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	35.22%	4.78%	8.81%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 133,913,068
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 812,727
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$133,913,068 Total Number of Portfolio Holdings75 Portfolio Turnover Rate75% Total Advisory Fees Paid$812,727
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%

Material Fund Change [Text Block]
C000010596
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class A
Trading Symbol	RYBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$191	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 191
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Line Graph [Table Text Block]
Table Summary
	Biotechnology Fund (Class A)‡	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,089	$11,717	$11,159
3/31/18	$12,756	$13,357	$12,417
3/31/19	$13,735	$14,625	$14,266
3/31/20	$12,343	$13,605	$14,121
3/31/21	$17,335	$21,271	$18,928
3/31/22	$16,114	$24,599	$22,542
3/31/23	$15,168	$22,698	$21,709
3/31/24	$16,538	$29,480	$25,202
3/31/25	$16,026	$31,913	$25,303
3/31/26	$21,617	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	34.88%	4.51%	8.54%
Class A (with sales charge) ‡	28.48%	3.50%	8.01%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 133,913,068
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 812,727
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$133,913,068 Total Number of Portfolio Holdings75 Portfolio Turnover Rate75% Total Advisory Fees Paid$812,727
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%

Material Fund Change [Text Block]
C000010597
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class C
Trading Symbol	RYCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$278	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 278
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Line Graph [Table Text Block]
Table Summary
	Biotechnology Fund (Class C)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,555	$11,717	$11,159
3/31/18	$13,194	$13,357	$12,417
3/31/19	$14,101	$14,625	$14,266
3/31/20	$12,578	$13,605	$14,121
3/31/21	$17,531	$21,271	$18,928
3/31/22	$16,175	$24,599	$22,542
3/31/23	$15,110	$22,698	$21,709
3/31/24	$16,353	$29,480	$25,202
3/31/25	$15,728	$31,913	$25,303
3/31/26	$21,058	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	33.89%	3.73%	7.73%
Class C (with CDSC) ‡	32.89%	3.73%	7.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 133,913,068
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 812,727
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$133,913,068 Total Number of Portfolio Holdings75 Portfolio Turnover Rate75% Total Advisory Fees Paid$812,727
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%

Material Fund Change [Text Block]
C000010595
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class H
Trading Symbol	RYOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$191	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 191
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and life sciences tools & services. None detracted from performance. The holdings that contributed the most to performance were Insmed Inc., Arrowhead Pharmaceuticals, Inc., and Exact Sciences Corp. Those that detracted the most were Sarepta Therapeutics, Inc., ADMA Biologics, Inc., and BioMarin Pharmaceutical, Inc.

Line Graph [Table Text Block]
Table Summary
	Biotechnology Fund (Class H)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,639	$11,717	$11,159
3/31/18	$13,389	$13,357	$12,417
3/31/19	$14,414	$14,625	$14,266
3/31/20	$12,955	$13,605	$14,121
3/31/21	$18,195	$21,271	$18,928
3/31/22	$16,914	$24,599	$22,542
3/31/23	$15,921	$22,698	$21,709
3/31/24	$17,358	$29,480	$25,202
3/31/25	$16,820	$31,913	$25,303
3/31/26	$22,689	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	34.89%	4.51%	8.54%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 133,913,068
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 812,727
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$133,913,068 Total Number of Portfolio Holdings75 Portfolio Turnover Rate75% Total Advisory Fees Paid$812,727
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Healthcare-Services	1.3%
Healthcare-Products	4.8%
Pharmaceuticals	20.6%
Biotechnology	72.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
AbbVie, Inc.	7.5%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	5.0%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%
Alnylam Pharmaceuticals, Inc.	2.6%
Insmed, Inc.	2.5%
BeOne Medicines Ltd., ADR	2.3%
Natera, Inc.	2.1%
United Therapeutics Corp.	2.1%
Total	37.0%

Material Fund Change [Text Block]
C000010630
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Investor Class
Trading Symbol	RYCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$136	1.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 136
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Line Graph [Table Text Block]
Table Summary
	Consumer Products Fund (Investor Class)	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,662	$11,717	$10,616
3/31/18	$10,658	$13,357	$10,522
3/31/19	$11,094	$14,625	$11,625
3/31/20	$10,116	$13,605	$11,557
3/31/21	$13,836	$21,271	$14,836
3/31/22	$14,512	$24,599	$17,225
3/31/23	$14,715	$22,698	$17,436
3/31/24	$15,114	$29,480	$18,689
3/31/25	$15,496	$31,913	$21,012
3/31/26	$14,748	$37,594	$22,338

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-4.84%	1.28%	3.96%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

AssetsNet	$ 30,453,679
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 283,491
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,453,679 Total Number of Portfolio Holdings70 Portfolio Turnover Rate45% Total Advisory Fees Paid$283,491
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%

Material Fund Change [Text Block]
C000010632
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class A
Trading Symbol	RYPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$160	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 160
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Line Graph [Table Text Block]
Table Summary
	Consumer Products Fund (Class A)‡	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,130	$11,717	$10,616
3/31/18	$10,103	$13,357	$10,522
3/31/19	$10,488	$14,625	$11,625
3/31/20	$9,540	$13,605	$11,557
3/31/21	$13,016	$21,271	$14,836
3/31/22	$13,621	$24,599	$17,225
3/31/23	$13,775	$22,698	$17,436
3/31/24	$14,113	$29,480	$18,689
3/31/25	$14,434	$31,913	$21,012
3/31/26	$13,704	$37,594	$22,338

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.06%	1.04%	3.70%
Class A (with sales charge) ‡	-9.58%	0.06%	3.20%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

AssetsNet	$ 30,453,679
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 283,491
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,453,679 Total Number of Portfolio Holdings70 Portfolio Turnover Rate45% Total Advisory Fees Paid$283,491
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%

Material Fund Change [Text Block]
C000010633
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class C
Trading Symbol	RYCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$231	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 231
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Line Graph [Table Text Block]
Table Summary
	Consumer Products Fund (Class C)	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,555	$11,717	$10,616
3/31/18	$10,447	$13,357	$10,522
3/31/19	$10,767	$14,625	$11,625
3/31/20	$9,719	$13,605	$11,557
3/31/21	$13,160	$21,271	$14,836
3/31/22	$13,669	$24,599	$17,225
3/31/23	$13,720	$22,698	$17,436
3/31/24	$13,954	$29,480	$18,689
3/31/25	$14,164	$31,913	$21,012
3/31/26	$13,344	$37,594	$22,338

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.79%	0.28%	2.93%
Class C (with CDSC) ‡	-6.49%	0.28%	2.93%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

AssetsNet	$ 30,453,679
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 283,491
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,453,679 Total Number of Portfolio Holdings70 Portfolio Turnover Rate45% Total Advisory Fees Paid$283,491
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%

Material Fund Change [Text Block]
C000010631
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class H
Trading Symbol	RYCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$159	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 159
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were agricultural products & services, tobacco, and soft drinks & non-alcoholic beverages. Those that detracted the most were packaged foods & meats, household products, and personal care products. The holdings that contributed the most to performance were Casey’s General Stores, Inc., Archer-Daniels-Midland Co., and Bunge Global, SA. Those that detracted the most were BellRing Brands, Inc., Procter & Gamble Co., and Kimberly-Clark Corp.

Line Graph [Table Text Block]
Table Summary
	Consumer Products Fund (Class H)	S&P 500 Index	S&P 500 Consumer Staples Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,635	$11,717	$10,616
3/31/18	$10,601	$13,357	$10,522
3/31/19	$11,008	$14,625	$11,625
3/31/20	$10,012	$13,605	$11,557
3/31/21	$13,660	$21,271	$14,836
3/31/22	$14,295	$24,599	$17,225
3/31/23	$14,458	$22,698	$17,436
3/31/24	$14,813	$29,480	$18,689
3/31/25	$15,149	$31,913	$21,012
3/31/26	$14,382	$37,594	$22,338

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-5.07%	1.04%	3.70%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Staples Index	6.31%	8.53%	8.37%

AssetsNet	$ 30,453,679
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 283,491
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,453,679 Total Number of Portfolio Holdings70 Portfolio Turnover Rate45% Total Advisory Fees Paid$283,491
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.5%
Internet	0.9%
Retail	2.5%
Household Products & Housewares	5.7%
Agriculture	15.1%
Cosmetics & Personal Care	15.8%
Beverages	27.7%
Food	31.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Procter & Gamble Co.	5.6%
Coca-Cola Co.	5.0%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.0%
Monster Beverage Corp.	2.5%
Hershey Co.	2.3%
Kroger Co.	2.2%
Total	36.9%

Material Fund Change [Text Block]
C000010598
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Investor Class
Trading Symbol	RYSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$194	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 194
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Line Graph [Table Text Block]
Table Summary
	Electronics Fund (Investor Class)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,541	$11,717	$12,491
3/31/18	$16,870	$13,357	$15,948
3/31/19	$17,098	$14,625	$18,411
3/31/20	$18,635	$13,605	$20,331
3/31/21	$38,956	$21,271	$33,874
3/31/22	$43,485	$24,599	$40,953
3/31/23	$41,951	$22,698	$39,090
3/31/24	$60,326	$29,480	$57,075
3/31/25	$51,058	$31,913	$60,436
3/31/26	$92,519	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	81.20%	18.89%	24.92%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 161,773,643
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 946,918
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$161,773,643 Total Number of Portfolio Holdings67 Portfolio Turnover Rate69% Total Advisory Fees Paid$946,918
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%

Material Fund Change [Text Block]
C000010600
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class A
Trading Symbol	RYELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$229	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 229
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Line Graph [Table Text Block]
Table Summary
	Electronics Fund (Class A)‡	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,869	$11,717	$12,491
3/31/18	$15,996	$13,357	$15,948
3/31/19	$16,171	$14,625	$18,411
3/31/20	$17,581	$13,605	$20,331
3/31/21	$36,662	$21,271	$33,874
3/31/22	$40,823	$24,599	$40,953
3/31/23	$39,283	$22,698	$39,090
3/31/24	$56,351	$29,480	$57,075
3/31/25	$47,575	$31,913	$60,436
3/31/26	$85,993	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	80.75%	18.59%	24.61%
Class A (with sales charge) ‡	72.17%	17.44%	24.01%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 161,773,643
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 946,918
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$161,773,643 Total Number of Portfolio Holdings67 Portfolio Turnover Rate69% Total Advisory Fees Paid$946,918
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%

Material Fund Change [Text Block]
C000010601
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class C
Trading Symbol	RYSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$332	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 332
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Line Graph [Table Text Block]
Table Summary
	Electronics Fund (Class C)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,409	$11,717	$12,491
3/31/18	$16,542	$13,357	$15,948
3/31/19	$16,598	$14,625	$18,411
3/31/20	$17,911	$13,605	$20,331
3/31/21	$37,072	$21,271	$33,874
3/31/22	$40,970	$24,599	$40,953
3/31/23	$39,130	$22,698	$39,090
3/31/24	$55,713	$29,480	$57,075
3/31/25	$46,684	$31,913	$60,436
3/31/26	$83,751	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	79.40%	17.70%	23.68%
Class C (with CDSC) ‡	78.40%	17.70%	23.68%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 161,773,643
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 946,918
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$161,773,643 Total Number of Portfolio Holdings67 Portfolio Turnover Rate69% Total Advisory Fees Paid$946,918
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%

Material Fund Change [Text Block]
C000010599
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class H
Trading Symbol	RYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$229	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 229
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry contributed to negative performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., QUALCOMM, Inc., and Wolfspeed, Inc.

Line Graph [Table Text Block]
Table Summary
	Electronics Fund (Class H)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,498	$11,717	$12,491
3/31/18	$16,777	$13,357	$15,948
3/31/19	$16,957	$14,625	$18,411
3/31/20	$18,436	$13,605	$20,331
3/31/21	$38,443	$21,271	$33,874
3/31/22	$42,806	$24,599	$40,953
3/31/23	$41,192	$22,698	$39,090
3/31/24	$59,089	$29,480	$57,075
3/31/25	$49,885	$31,913	$60,436
3/31/26	$90,167	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	80.75%	18.59%	24.60%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 161,773,643
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 946,918
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$161,773,643 Total Number of Portfolio Holdings67 Portfolio Turnover Rate69% Total Advisory Fees Paid$946,918
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Electrical Components & Equipment	0.5%
Computers	0.5%
Telecommunications	0.8%
Chemicals	1.2%
Energy-Alternate Sources	3.3%
Semiconductors	93.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	14.7%
Broadcom, Inc.	8.6%
Advanced Micro Devices, Inc.	4.4%
Micron Technology, Inc.	4.2%
Applied Materials, Inc.	4.0%
Lam Research Corp.	3.9%
KLA Corp.	3.4%
Texas Instruments, Inc.	3.2%
Intel Corp.	3.2%
Analog Devices, Inc.	3.0%
Total	52.6%

Material Fund Change [Text Block]
C000010610
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Class
Trading Symbol	RYEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$168	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 168
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Line Graph [Table Text Block]
Table Summary
	Energy Fund (Investor Class)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,899	$11,717	$11,426
3/31/18	$11,330	$13,357	$11,407
3/31/19	$10,430	$14,625	$11,558
3/31/20	$4,213	$13,605	$5,499
3/31/21	$8,065	$21,271	$9,633
3/31/22	$12,715	$24,599	$15,827
3/31/23	$13,394	$22,698	$17,984
3/31/24	$15,846	$29,480	$21,162
3/31/25	$14,771	$31,913	$21,690
3/31/26	$21,207	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	43.58%	21.33%	7.81%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 46,081,734
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 156,593
InvestmentCompanyPortfolioTurnover	551.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$46,081,734 Total Number of Portfolio Holdings87 Portfolio Turnover Rate551% Total Advisory Fees Paid$156,593
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%

Material Fund Change [Text Block]
C000010612
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class A
Trading Symbol	RYENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$198	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 198
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Line Graph [Table Text Block]
Table Summary
	Energy Fund (Class A)‡	S&P 500 Index	S&P 500 Energy Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,302	$11,717	$11,426
3/31/18	$10,738	$13,357	$11,407
3/31/19	$9,862	$14,625	$11,558
3/31/20	$3,975	$13,605	$5,499
3/31/21	$7,588	$21,271	$9,633
3/31/22	$11,933	$24,599	$15,827
3/31/23	$12,539	$22,698	$17,984
3/31/24	$14,798	$29,480	$21,162
3/31/25	$13,760	$31,913	$21,690
3/31/26	$19,706	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	43.23%	21.03%	7.54%
Class A (with sales charge) ‡	36.43%	19.86%	7.02%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 46,081,734
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 156,593
InvestmentCompanyPortfolioTurnover	551.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$46,081,734 Total Number of Portfolio Holdings87 Portfolio Turnover Rate551% Total Advisory Fees Paid$156,593
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%

Material Fund Change [Text Block]
C000010613
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class C
Trading Symbol	RYECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$289	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 289
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Line Graph [Table Text Block]
Table Summary
	Energy Fund (Class C)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,776	$11,717	$11,426
3/31/18	$11,102	$13,357	$11,407
3/31/19	$10,122	$14,625	$11,558
3/31/20	$4,048	$13,605	$5,499
3/31/21	$7,670	$21,271	$9,633
3/31/22	$11,971	$24,599	$15,827
3/31/23	$12,485	$22,698	$17,984
3/31/24	$14,625	$29,480	$21,162
3/31/25	$13,497	$31,913	$21,690
3/31/26	$19,185	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	42.16%	20.12%	6.73%
Class C (with CDSC) ‡	41.16%	20.12%	6.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 46,081,734
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 156,593
InvestmentCompanyPortfolioTurnover	551.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$46,081,734 Total Number of Portfolio Holdings87 Portfolio Turnover Rate551% Total Advisory Fees Paid$156,593
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%

Material Fund Change [Text Block]
C000010611
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class H
Trading Symbol	RYEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$197	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 197
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were integrated oil & gas, oil & gas exploration & production, and oil & gas refining and marketing. The industry that detracted the most was automotive retail. The holdings that contributed the most to performance were Exxon Mobil Corp., Cameco Corp., and Valero Energy Corp. Those that detracted the most were Enphase Energy, Inc., New Fortress Energy, Inc.—Class A, and ONEOK, Inc.

Line Graph [Table Text Block]
Table Summary
	Energy Fund (Class H)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,857	$11,717	$11,426
3/31/18	$11,261	$13,357	$11,407
3/31/19	$10,342	$14,625	$11,558
3/31/20	$4,165	$13,605	$5,499
3/31/21	$7,949	$21,271	$9,633
3/31/22	$12,500	$24,599	$15,827
3/31/23	$13,135	$22,698	$17,984
3/31/24	$15,502	$29,480	$21,162
3/31/25	$14,415	$31,913	$21,690
3/31/26	$20,644	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	43.21%	21.03%	7.51%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 46,081,734
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 156,593
InvestmentCompanyPortfolioTurnover	551.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$46,081,734 Total Number of Portfolio Holdings87 Portfolio Turnover Rate551% Total Advisory Fees Paid$156,593
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.2%
Transportation	0.8%
Coal	0.9%
Energy-Alternate Sources	3.8%
Mining	4.7%
Oil & Gas Services	9.4%
Pipelines	17.4%
Oil & Gas	60.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.0%
ConocoPhillips	3.3%
SLB Ltd.	2.4%
Williams Companies, Inc.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.2%
Marathon Petroleum Corp.	2.2%
Phillips 66	2.2%
Baker Hughes Co.	2.1%
Total	31.0%

Material Fund Change [Text Block]
C000010590
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Investor Class
Trading Symbol	RYVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$175	1.37%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 175
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Line Graph [Table Text Block]
Table Summary
	Energy Services Fund (Investor Class)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,438	$11,717	$11,426
3/31/18	$9,024	$13,357	$11,407
3/31/19	$6,819	$14,625	$11,558
3/31/20	$1,827	$13,605	$5,499
3/31/21	$4,148	$21,271	$9,633
3/31/22	$5,700	$24,599	$15,827
3/31/23	$5,258	$22,698	$17,984
3/31/24	$6,592	$29,480	$21,162
3/31/25	$5,167	$31,913	$21,690
3/31/26	$8,043	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	55.65%	14.16%	-2.15%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 15,701,656
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 52,294
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$15,701,656 Total Number of Portfolio Holdings30 Portfolio Turnover Rate420% Total Advisory Fees Paid$52,294
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%

Material Fund Change [Text Block]
C000010592
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class A
Trading Symbol	RYESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$208	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 208
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Line Graph [Table Text Block]
Table Summary
	Energy Services Fund (Class A)‡	S&P 500 Index	S&P 500 Energy Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,867	$11,717	$11,426
3/31/18	$8,552	$13,357	$11,407
3/31/19	$6,444	$14,625	$11,558
3/31/20	$1,723	$13,605	$5,499
3/31/21	$3,901	$21,271	$9,633
3/31/22	$5,347	$24,599	$15,827
3/31/23	$4,920	$22,698	$17,984
3/31/24	$6,153	$29,480	$21,162
3/31/25	$4,811	$31,913	$21,690
3/31/26	$7,470	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	55.26%	13.88%	-2.40%
Class A (with sales charge) ‡	47.91%	12.78%	-2.87%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 15,701,656
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 52,294
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$15,701,656 Total Number of Portfolio Holdings30 Portfolio Turnover Rate420% Total Advisory Fees Paid$52,294
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%

Material Fund Change [Text Block]
C000010593
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class C
Trading Symbol	RYVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$302	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 302
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Line Graph [Table Text Block]
Table Summary
	Energy Services Fund (Class C)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,322	$11,717	$11,426
3/31/18	$8,844	$13,357	$11,407
3/31/19	$6,618	$14,625	$11,558
3/31/20	$1,757	$13,605	$5,499
3/31/21	$3,946	$21,271	$9,633
3/31/22	$5,369	$24,599	$15,827
3/31/23	$4,903	$22,698	$17,984
3/31/24	$6,086	$29,480	$21,162
3/31/25	$4,723	$31,913	$21,690
3/31/26	$7,278	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	54.09%	13.03%	-3.13%
Class C (with CDSC) ‡	53.09%	13.03%	-3.13%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 15,701,656
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 52,294
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$15,701,656 Total Number of Portfolio Holdings30 Portfolio Turnover Rate420% Total Advisory Fees Paid$52,294
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%

Material Fund Change [Text Block]
C000010591
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class H
Trading Symbol	RYVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$210	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 210
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to positive performance were oil & gas equipment, oil & gas drilling and oil & gas storage & transportation. No industries detracted from performance. The holdings that contributed the most to performance were Baker Hughes Co., TechnipFMC plc., and Solaris Energy Infrastructure, Inc.—Class A. Those that detracted the most were Atlas Energy Solutions, Inc., ChampionX Corp., and Aris Water Solutions, Inc—Class A.

Line Graph [Table Text Block]
Table Summary
	Energy Services Fund (Class H)	S&P 500 Index	S&P 500 Energy Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,402	$11,717	$11,426
3/31/18	$8,962	$13,357	$11,407
3/31/19	$6,751	$14,625	$11,558
3/31/20	$1,810	$13,605	$5,499
3/31/21	$4,095	$21,271	$9,633
3/31/22	$5,614	$24,599	$15,827
3/31/23	$5,165	$22,698	$17,984
3/31/24	$6,461	$29,480	$21,162
3/31/25	$5,051	$31,913	$21,690
3/31/26	$8,038	$37,594	$29,568

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	59.14%	14.44%	-2.16%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Energy Index	36.21%	25.14%	11.45%

AssetsNet	$ 15,701,656
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 52,294
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$15,701,656 Total Number of Portfolio Holdings30 Portfolio Turnover Rate420% Total Advisory Fees Paid$52,294
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Machinery-Diversified	2.7%
Metal Fabricate & Hardware	3.1%
Oil & Gas	25.2%
Oil & Gas Services	68.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
SLB Ltd.	13.0%
Baker Hughes Co.	11.2%
Halliburton Co.	7.8%
TechnipFMC plc	4.1%
Weatherford International plc	3.8%
NOV, Inc.	3.5%
Noble Corporation plc	3.4%
Archrock, Inc.	3.3%
Transocean Ltd.	3.3%
Kodiak Gas Services, Inc.	3.2%
Total	56.6%

Material Fund Change [Text Block]
C000010614
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Investor Class
Trading Symbol	RYFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$142	1.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 142
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Line Graph [Table Text Block]
Table Summary
	Financial Services Fund (Investor Class)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,172	$11,717	$13,261
3/31/18	$13,556	$13,357	$15,652
3/31/19	$13,537	$14,625	$14,920
3/31/20	$10,850	$13,605	$12,362
3/31/21	$17,583	$21,271	$20,706
3/31/22	$20,348	$24,599	$23,749
3/31/23	$16,613	$22,698	$20,368
3/31/24	$21,393	$29,480	$27,200
3/31/25	$24,438	$31,913	$32,691
3/31/26	$24,938	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	2.04%	7.24%	9.57%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,395,026
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 130,641
InvestmentCompanyPortfolioTurnover	446.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,395,026 Total Number of Portfolio Holdings158 Portfolio Turnover Rate446% Total Advisory Fees Paid$130,641
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%

Material Fund Change [Text Block]
C000010616
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class A
Trading Symbol	RYFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$165	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 165
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Line Graph [Table Text Block]
Table Summary
	Financial Services Fund (Class A)‡	S&P 500 Index	S&P 500 Financials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,565	$11,717	$13,261
3/31/18	$12,846	$13,357	$15,652
3/31/19	$12,793	$14,625	$14,920
3/31/20	$10,229	$13,605	$12,362
3/31/21	$16,538	$21,271	$20,706
3/31/22	$19,089	$24,599	$23,749
3/31/23	$15,547	$22,698	$20,368
3/31/24	$19,971	$29,480	$27,200
3/31/25	$22,758	$31,913	$32,691
3/31/26	$23,162	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	1.78%	6.97%	9.29%
Class A (with sales charge) ‡	-3.07%	5.93%	8.76%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,395,026
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 130,641
InvestmentCompanyPortfolioTurnover	446.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,395,026 Total Number of Portfolio Holdings158 Portfolio Turnover Rate446% Total Advisory Fees Paid$130,641
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%

Material Fund Change [Text Block]
C000010617
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class C
Trading Symbol	RYFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 240
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Line Graph [Table Text Block]
Table Summary
	Financial Services Fund (Class C)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,051	$11,717	$13,261
3/31/18	$13,289	$13,357	$15,652
3/31/19	$13,137	$14,625	$14,920
3/31/20	$10,425	$13,605	$12,362
3/31/21	$16,729	$21,271	$20,706
3/31/22	$19,164	$24,599	$23,749
3/31/23	$15,490	$22,698	$20,368
3/31/24	$19,751	$29,480	$27,200
3/31/25	$22,339	$31,913	$32,691
3/31/26	$22,566	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	1.02%	6.17%	8.48%
Class C (with CDSC) ‡	0.02%	6.17%	8.48%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,395,026
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 130,641
InvestmentCompanyPortfolioTurnover	446.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,395,026 Total Number of Portfolio Holdings158 Portfolio Turnover Rate446% Total Advisory Fees Paid$130,641
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%

Material Fund Change [Text Block]
C000010615
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class H
Trading Symbol	RYFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$165	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 165
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and regional banks. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Goldman Sachs Group, Inc., Citigroup, Inc., and JPMorgan Chase & Co. Those that detracted the most were Fiserv, Inc., Arthur J. Gallagher & Co., and Berkshire Hathaway, Inc.—Class B.

Line Graph [Table Text Block]
Table Summary
	Financial Services Fund (Class H)	S&P 500 Index	S&P 500 Financials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,143	$11,717	$13,261
3/31/18	$13,491	$13,357	$15,652
3/31/19	$13,435	$14,625	$14,920
3/31/20	$10,741	$13,605	$12,362
3/31/21	$17,364	$21,271	$20,706
3/31/22	$20,049	$24,599	$23,749
3/31/23	$16,329	$22,698	$20,368
3/31/24	$20,974	$29,480	$27,200
3/31/25	$23,900	$31,913	$32,691
3/31/26	$24,325	$37,594	$32,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	1.78%	6.97%	9.30%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Financials Index	0.72%	9.72%	12.66%

AssetsNet	$ 7,395,026
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 130,641
InvestmentCompanyPortfolioTurnover	446.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$7,395,026 Total Number of Portfolio Holdings158 Portfolio Turnover Rate446% Total Advisory Fees Paid$130,641
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Software	2.0%
Private Equity	3.3%
Commercial Services	6.4%
REITS	16.1%
Insurance	17.1%
Diversified Financial Services	24.5%
Banks	28.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Goldman Sachs Group, Inc.	1.7%
Wells Fargo & Co.	1.7%
Citigroup, Inc.	1.5%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.3%
Total	20.3%

Material Fund Change [Text Block]
C000010618
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Class
Trading Symbol	RYHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$143	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 143
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Line Graph [Table Text Block]
Table Summary
	Health Care Fund (Investor Class)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,020	$11,717	$11,159
3/31/18	$12,494	$13,357	$12,417
3/31/19	$14,087	$14,625	$14,266
3/31/20	$13,313	$13,605	$14,121
3/31/21	$18,803	$21,271	$18,928
3/31/22	$20,571	$24,599	$22,542
3/31/23	$19,304	$22,698	$21,709
3/31/24	$21,987	$29,480	$25,202
3/31/25	$21,118	$31,913	$25,303
3/31/26	$22,528	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	6.67%	3.68%	8.46%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 18,233,272
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 166,674
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$18,233,272 Total Number of Portfolio Holdings136 Portfolio Turnover Rate244% Total Advisory Fees Paid$166,674
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%

Material Fund Change [Text Block]
C000010620
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class A
Trading Symbol	RYHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 169
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Line Graph [Table Text Block]
Table Summary
	Health Care Fund (Class A)‡	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,463	$11,717	$11,159
3/31/18	$11,838	$13,357	$12,417
3/31/19	$13,313	$14,625	$14,266
3/31/20	$12,546	$13,605	$14,121
3/31/21	$17,674	$21,271	$18,928
3/31/22	$19,290	$24,599	$22,542
3/31/23	$18,060	$22,698	$21,709
3/31/24	$20,515	$29,480	$25,202
3/31/25	$19,654	$31,913	$25,303
3/31/26	$20,913	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.40%	3.42%	8.18%
Class A (with sales charge) ‡	1.35%	2.42%	7.66%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 18,233,272
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 166,674
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$18,233,272 Total Number of Portfolio Holdings136 Portfolio Turnover Rate244% Total Advisory Fees Paid$166,674
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%

Material Fund Change [Text Block]
C000010621
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class C
Trading Symbol	RYHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$247	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 247
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Line Graph [Table Text Block]
Table Summary
	Health Care Fund (Class C)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,907	$11,717	$11,159
3/31/18	$12,241	$13,357	$12,417
3/31/19	$13,671	$14,625	$14,266
3/31/20	$12,790	$13,605	$14,121
3/31/21	$17,882	$21,271	$18,928
3/31/22	$19,374	$24,599	$22,542
3/31/23	$18,005	$22,698	$21,709
3/31/24	$20,306	$29,480	$25,202
3/31/25	$19,305	$31,913	$25,303
3/31/26	$20,388	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	2.66%	7.38%
Class C (with CDSC) ‡	4.62%	2.66%	7.38%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 18,233,272
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 166,674
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$18,233,272 Total Number of Portfolio Holdings136 Portfolio Turnover Rate244% Total Advisory Fees Paid$166,674
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%

Material Fund Change [Text Block]
C000010619
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class H
Trading Symbol	RYHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 169
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care distributors. Those that detracted the most were managed health care, health care equipment, and health care supplies. The holdings that contributed the most to performance were Johnson & Johnson, Merck & Company, Inc., and Insmed, Inc. Those that detracted the most were UnitedHealth Group, Inc., Boston Scientific Corp., and Elevance Health, Inc.

Line Graph [Table Text Block]
Table Summary
	Health Care Fund (Class H)	S&P 500 Index	S&P 500 Health Care Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,987	$11,717	$11,159
3/31/18	$12,422	$13,357	$12,417
3/31/19	$13,970	$14,625	$14,266
3/31/20	$13,169	$13,605	$14,121
3/31/21	$18,560	$21,271	$18,928
3/31/22	$20,257	$24,599	$22,542
3/31/23	$18,965	$22,698	$21,709
3/31/24	$21,548	$29,480	$25,202
3/31/25	$20,642	$31,913	$25,303
3/31/26	$21,965	$37,594	$25,888

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.41%	3.43%	8.19%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Health Care Index	2.31%	6.46%	9.98%

AssetsNet	$ 18,233,272
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 166,674
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$18,233,272 Total Number of Portfolio Holdings136 Portfolio Turnover Rate244% Total Advisory Fees Paid$166,674
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Internet	0.3%
Electronics	0.7%
Software	0.9%
Healthcare-Services	14.1%
Biotechnology	23.8%
Healthcare-Products	26.2%
Pharmaceuticals	33.6%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Eli Lilly & Co.	3.9%
Johnson & Johnson	3.4%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
UnitedHealth Group, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Amgen, Inc.	1.9%
Abbott Laboratories	1.8%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%
Total	24.0%

Material Fund Change [Text Block]
C000010602
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Investor Class
Trading Symbol	RYIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$145	1.37%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 145
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Line Graph [Table Text Block]
Table Summary
	Internet Fund (Investor Class)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,236	$11,717	$12,491
3/31/18	$16,018	$13,357	$15,948
3/31/19	$17,523	$14,625	$18,411
3/31/20	$16,078	$13,605	$20,331
3/31/21	$29,885	$21,271	$33,874
3/31/22	$22,867	$24,599	$40,953
3/31/23	$18,753	$22,698	$39,090
3/31/24	$24,460	$29,480	$57,075
3/31/25	$27,057	$31,913	$60,436
3/31/26	$30,191	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	11.60%	0.20%	11.68%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 12,790,914
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 170,719
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,790,914 Total Number of Portfolio Holdings85 Portfolio Turnover Rate151% Total Advisory Fees Paid$170,719
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%

Material Fund Change [Text Block]
C000010604
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class A
Trading Symbol	RYINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Line Graph [Table Text Block]
Table Summary
	Internet Fund (Class A)‡	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,624	$11,717	$12,491
3/31/18	$15,178	$13,357	$15,948
3/31/19	$16,564	$14,625	$18,411
3/31/20	$15,160	$13,605	$20,331
3/31/21	$28,108	$21,271	$33,874
3/31/22	$21,455	$24,599	$40,953
3/31/23	$17,551	$22,698	$39,090
3/31/24	$22,834	$29,480	$57,075
3/31/25	$25,196	$31,913	$60,436
3/31/26	$28,041	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	11.29%	-0.05%	11.40%
Class A (with sales charge) ‡	6.01%	-1.02%	10.86%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 12,790,914
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 170,719
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,790,914 Total Number of Portfolio Holdings85 Portfolio Turnover Rate151% Total Advisory Fees Paid$170,719
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%

Material Fund Change [Text Block]
C000010605
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class C
Trading Symbol	RYICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$250	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 250
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Line Graph [Table Text Block]
Table Summary
	Internet Fund (Class C)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,113	$11,717	$12,491
3/31/18	$15,702	$13,357	$15,948
3/31/19	$17,006	$14,625	$18,411
3/31/20	$15,448	$13,605	$20,331
3/31/21	$28,429	$21,271	$33,874
3/31/22	$21,538	$24,599	$40,953
3/31/23	$17,484	$22,698	$39,090
3/31/24	$22,580	$29,480	$57,075
3/31/25	$24,731	$31,913	$60,436
3/31/26	$27,319	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	10.46%	-0.79%	10.57%
Class C (with CDSC) ‡	9.46%	-0.79%	10.57%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 12,790,914
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 170,719
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,790,914 Total Number of Portfolio Holdings85 Portfolio Turnover Rate151% Total Advisory Fees Paid$170,719
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%

Material Fund Change [Text Block]
C000010603
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class H
Trading Symbol	RYIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, real estate services and transaction & payment processing services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Adobe, Inc., Salesforce, Inc., and Workday, Inc.—Class A.

Line Graph [Table Text Block]
Table Summary
	Internet Fund (Class H)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,209	$11,717	$12,491
3/31/18	$15,944	$13,357	$15,948
3/31/19	$17,398	$14,625	$18,411
3/31/20	$15,921	$13,605	$20,331
3/31/21	$29,518	$21,271	$33,874
3/31/22	$22,533	$24,599	$40,953
3/31/23	$18,429	$22,698	$39,090
3/31/24	$23,978	$29,480	$57,075
3/31/25	$26,458	$31,913	$60,436
3/31/26	$29,446	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	11.30%	-0.05%	11.40%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 12,790,914
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 170,719
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,790,914 Total Number of Portfolio Holdings85 Portfolio Turnover Rate151% Total Advisory Fees Paid$170,719
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.1%
Entertainment	0.6%
Real Estate	0.9%
Commercial Services	1.8%
Computers	2.8%
Telecommunications	12.7%
Software	24.2%
Internet	55.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Alphabet, Inc. — Class A	7.9%
Amazon.com, Inc.	6.2%
Meta Platforms, Inc. — Class A	5.0%
Netflix, Inc.	4.3%
Cisco Systems, Inc.	3.5%
Salesforce, Inc.	2.6%
Uber Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.4%
Arista Networks, Inc.	2.3%
Adobe, Inc.	2.0%
Total	38.8%

Material Fund Change [Text Block]
C000010634
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Investor Class
Trading Symbol	RYLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$140	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 140
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Line Graph [Table Text Block]
Table Summary
	Leisure Fund (Investor Class)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,620	$11,717	$11,317
3/31/18	$12,400	$13,357	$13,231
3/31/19	$12,904	$14,625	$14,975
3/31/20	$9,942	$13,605	$13,362
3/31/21	$18,930	$21,271	$22,754
3/31/22	$15,993	$24,599	$24,981
3/31/23	$14,528	$22,698	$20,081
3/31/24	$16,646	$29,480	$25,850
3/31/25	$18,170	$31,913	$27,623
3/31/26	$18,632	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	2.55%	-0.32%	6.42%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 4,939,500
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 71,346
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$4,939,500 Total Number of Portfolio Holdings96 Portfolio Turnover Rate173% Total Advisory Fees Paid$71,346
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%

Material Fund Change [Text Block]
C000010636
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class A
Trading Symbol	RYLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 166
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Line Graph [Table Text Block]
Table Summary
	Leisure Fund (Class A)‡	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,040	$11,717	$11,317
3/31/18	$11,753	$13,357	$13,231
3/31/19	$12,198	$14,625	$14,975
3/31/20	$9,374	$13,605	$13,362
3/31/21	$17,807	$21,271	$22,754
3/31/22	$15,007	$24,599	$24,981
3/31/23	$13,597	$22,698	$20,081
3/31/24	$15,539	$29,480	$25,850
3/31/25	$16,921	$31,913	$27,623
3/31/26	$17,306	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	2.28%	-0.57%	6.15%
Class A (with sales charge) ‡	-2.59%	-1.53%	5.64%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 4,939,500
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 71,346
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$4,939,500 Total Number of Portfolio Holdings96 Portfolio Turnover Rate173% Total Advisory Fees Paid$71,346
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%

Material Fund Change [Text Block]
C000010637
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class C
Trading Symbol	RYLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 240
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Line Graph [Table Text Block]
Table Summary
	Leisure Fund (Class C)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,505	$11,717	$11,317
3/31/18	$12,155	$13,357	$13,231
3/31/19	$12,523	$14,625	$14,975
3/31/20	$9,551	$13,605	$13,362
3/31/21	$18,007	$21,271	$22,754
3/31/22	$15,063	$24,599	$24,981
3/31/23	$13,545	$22,698	$20,081
3/31/24	$15,364	$29,480	$25,850
3/31/25	$16,606	$31,913	$27,623
3/31/26	$16,856	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	1.50%	-1.31%	5.36%
Class C (with CDSC) ‡	0.50%	-1.31%	5.36%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 4,939,500
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 71,346
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$4,939,500 Total Number of Portfolio Holdings96 Portfolio Turnover Rate173% Total Advisory Fees Paid$71,346
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%

Material Fund Change [Text Block]
C000010635
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class H
Trading Symbol	RYLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 166
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and tobacco. Those that detracted the most were restaurants, casinos & gambling, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp—Class A, Warner Bros Discovery, Inc.— Series A, and Marriott International, Inc.—Class A. Those that detracted the most were Chipotle Mexican Grill, Inc., Flutter Entertainment Plc, and MakeMyTrip, Ltd.

Line Graph [Table Text Block]
Table Summary
	Leisure Fund (Class H)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,590	$11,717	$11,317
3/31/18	$12,339	$13,357	$13,231
3/31/19	$12,809	$14,625	$14,975
3/31/20	$9,841	$13,605	$13,362
3/31/21	$18,694	$21,271	$22,754
3/31/22	$15,756	$24,599	$24,981
3/31/23	$14,278	$22,698	$20,081
3/31/24	$16,314	$29,480	$25,850
3/31/25	$17,764	$31,913	$27,623
3/31/26	$18,170	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	2.29%	-0.57%	6.15%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 4,939,500
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 71,346
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$4,939,500 Total Number of Portfolio Holdings96 Portfolio Turnover Rate173% Total Advisory Fees Paid$71,346
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	15.1%
Agriculture	7.3%
Leisure Time	8.2%
Lodging	9.0%
Entertainment	9.2%
Media	14.3%
Internet	17.3%
Retail	19.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Netflix, Inc.	5.0%
Philip Morris International, Inc.	3.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.2%
Booking Holdings, Inc.	2.8%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.4%
Starbucks Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.1%
Marriott International, Inc. — Class A	2.1%
Total	29.9%

Material Fund Change [Text Block]
C000010578
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Investor Class
Trading Symbol	RYPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$199	1.28%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 199
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Line Graph [Table Text Block]
Table Summary
	Precious Metals Fund (Investor Class)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,782	$11,717	$11,922
3/31/18	$10,875	$13,357	$13,178
3/31/19	$10,649	$14,625	$13,121
3/31/20	$11,037	$13,605	$10,947
3/31/21	$18,620	$21,271	$19,517
3/31/22	$21,570	$24,599	$22,234
3/31/23	$18,046	$22,698	$20,837
3/31/24	$17,422	$29,480	$24,499
3/31/25	$24,251	$31,913	$23,111
3/31/26	$51,010	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	110.33%	22.33%	17.70%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 154,071,313
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,002,450
InvestmentCompanyPortfolioTurnover	328.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$154,071,313 Total Number of Portfolio Holdings39 Portfolio Turnover Rate328% Total Advisory Fees Paid$1,002,450
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Mining	99.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%

Material Fund Change [Text Block]
C000010580
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class A
Trading Symbol	RYMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$237	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 237
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Line Graph [Table Text Block]
Table Summary
	Precious Metals Fund (Class A)‡	S&P 500 Index	S&P 500 Materials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,190	$11,717	$11,922
3/31/18	$10,299	$13,357	$13,178
3/31/19	$10,063	$14,625	$13,121
3/31/20	$10,404	$13,605	$10,947
3/31/21	$17,508	$21,271	$19,517
3/31/22	$20,234	$24,599	$22,234
3/31/23	$16,886	$22,698	$20,837
3/31/24	$16,265	$29,480	$24,499
3/31/25	$22,582	$31,913	$23,111
3/31/26	$47,372	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	109.77%	22.03%	17.40%
Class A (with sales charge) ‡	99.82%	20.84%	16.83%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 154,071,313
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,002,450
InvestmentCompanyPortfolioTurnover	328.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$154,071,313 Total Number of Portfolio Holdings39 Portfolio Turnover Rate328% Total Advisory Fees Paid$1,002,450
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Mining	99.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%

Material Fund Change [Text Block]
C000010581
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class C
Trading Symbol	RYZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$351	2.28%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 351
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Line Graph [Table Text Block]
Table Summary
	Precious Metals Fund (Class C)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,666	$11,717	$11,922
3/31/18	$10,656	$13,357	$13,178
3/31/19	$10,328	$14,625	$13,121
3/31/20	$10,602	$13,605	$10,947
3/31/21	$17,710	$21,271	$19,517
3/31/22	$20,313	$24,599	$22,234
3/31/23	$16,828	$22,698	$20,837
3/31/24	$16,083	$29,480	$24,499
3/31/25	$22,169	$31,913	$23,111
3/31/26	$46,159	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	108.22%	21.12%	16.53%
Class C (with CDSC) ‡	107.22%	21.12%	16.53%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 154,071,313
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,002,450
InvestmentCompanyPortfolioTurnover	328.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$154,071,313 Total Number of Portfolio Holdings39 Portfolio Turnover Rate328% Total Advisory Fees Paid$1,002,450
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Mining	99.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%

Material Fund Change [Text Block]
C000010579
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class H
Trading Symbol	RYMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$237	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 237
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and copper. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corporation, Barrick Mining Corp., and Agnico Eagle Mines Ltd. The one that detracted the most was Hycroft Mining Holding Corp—Class A.

Line Graph [Table Text Block]
Table Summary
	Precious Metals Fund (Class H)	S&P 500 Index	S&P 500 Materials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,754	$11,717	$11,922
3/31/18	$10,802	$13,357	$13,178
3/31/19	$10,550	$14,625	$13,121
3/31/20	$10,915	$13,605	$10,947
3/31/21	$18,370	$21,271	$19,517
3/31/22	$21,230	$24,599	$22,234
3/31/23	$17,718	$22,698	$20,837
3/31/24	$17,061	$29,480	$24,499
3/31/25	$23,694	$31,913	$23,111
3/31/26	$49,705	$37,594	$27,265

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	109.78%	22.03%	17.39%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Materials Index	17.97%	6.91%	10.55%

AssetsNet	$ 154,071,313
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,002,450
InvestmentCompanyPortfolioTurnover	328.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$154,071,313 Total Number of Portfolio Holdings39 Portfolio Turnover Rate328% Total Advisory Fees Paid$1,002,450
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Mining	99.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.4%
Freeport-McMoRan, Inc.	7.1%
Barrick Mining Corp.	6.0%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.6%
Kinross Gold Corp.	4.2%
Franco-Nevada Corp.	4.1%
Gold Fields Ltd., ADR	4.1%
Coeur Mining, Inc.	3.8%
Total	54.9%

Material Fund Change [Text Block]
C000010461
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class A
Trading Symbol	RYREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$163	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 163
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, retail REITs, and real estate services. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and office REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Equinix, Inc. Those that detracted the most were CoStar Group, Inc., American Tower Corp, and Alexandria Real Estate Equities, Inc.

Line Graph [Table Text Block]
Table Summary
	Real Estate Fund (Class A)‡	S&P 500 Index	MSCI U.S. REIT Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,208	$11,717	$10,316
3/31/18	$9,814	$13,357	$9,864
3/31/19	$11,344	$14,625	$11,909
3/31/20	$8,589	$13,605	$9,409
3/31/21	$12,522	$21,271	$12,955
3/31/22	$14,571	$24,599	$16,350
3/31/23	$11,212	$22,698	$13,216
3/31/24	$12,260	$29,480	$14,587
3/31/25	$13,262	$31,913	$16,084
3/31/26	$13,312	$37,594	$17,175

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	0.37%	1.23%	3.40%
Class A (with sales charge) ‡	-4.38%	0.25%	2.90%
S&P 500 Index	17.80%	12.06%	14.16%
MSCI U.S. REIT Index	6.92%	5.80%	5.57%

AssetsNet	$ 1,928,140
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 17,473
InvestmentCompanyPortfolioTurnover	1408.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,928,140 Total Number of Portfolio Holdings94 Portfolio Turnover Rate1,408% Total Advisory Fees Paid$17,473
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	21.8%
REITs-Shopping Centers	7.0%
REITs-Storage	7.3%
Real Estate Management/Services	7.4%
REITs-Warehouse/Industries	9.6%
REITs-Apartments	10.6%
REITs-Health Care	12.9%
REITs-Diversified	22.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Welltower, Inc.	3.9%
Prologis, Inc.	3.8%
Equinix, Inc.	3.3%
American Tower Corp.	3.0%
Digital Realty Trust, Inc.	2.7%
Simon Property Group, Inc.	2.6%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.1%
Public Storage	2.1%
Ventas, Inc.	2.0%
Total	27.9%

Material Fund Change [Text Block]
C000010462
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class C
Trading Symbol	RYCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 240
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, retail REITs, and real estate services. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and office REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Equinix, Inc. Those that detracted the most were CoStar Group, Inc., American Tower Corp, and Alexandria Real Estate Equities, Inc.

Line Graph [Table Text Block]
Table Summary
	Real Estate Fund (Class C)	S&P 500 Index	MSCI U.S. REIT Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,637	$11,717	$10,316
3/31/18	$10,151	$13,357	$9,864
3/31/19	$11,646	$14,625	$11,909
3/31/20	$8,750	$13,605	$9,409
3/31/21	$12,663	$21,271	$12,955
3/31/22	$14,735	$24,599	$16,350
3/31/23	$11,251	$22,698	$13,216
3/31/24	$12,213	$29,480	$14,587
3/31/25	$13,114	$31,913	$16,084
3/31/26	$13,061	$37,594	$17,175

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.40%	0.62%	2.71%
Class C (with CDSC) ‡	-1.36%	0.62%	2.71%
S&P 500 Index	17.80%	12.06%	14.16%
MSCI U.S. REIT Index	6.92%	5.80%	5.57%

AssetsNet	$ 1,928,140
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 17,473
InvestmentCompanyPortfolioTurnover	1408.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,928,140 Total Number of Portfolio Holdings94 Portfolio Turnover Rate1,408% Total Advisory Fees Paid$17,473
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	21.8%
REITs-Shopping Centers	7.0%
REITs-Storage	7.3%
Real Estate Management/Services	7.4%
REITs-Warehouse/Industries	9.6%
REITs-Apartments	10.6%
REITs-Health Care	12.9%
REITs-Diversified	22.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Welltower, Inc.	3.9%
Prologis, Inc.	3.8%
Equinix, Inc.	3.3%
American Tower Corp.	3.0%
Digital Realty Trust, Inc.	2.7%
Simon Property Group, Inc.	2.6%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.1%
Public Storage	2.1%
Ventas, Inc.	2.0%
Total	27.9%

Material Fund Change [Text Block]
C000010460
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class H
Trading Symbol	RYHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$163	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 163
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, retail REITs, and real estate services. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and office REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Equinix, Inc. Those that detracted the most were CoStar Group, Inc., American Tower Corp, and Alexandria Real Estate Equities, Inc.

Line Graph [Table Text Block]
Table Summary
	Real Estate Fund (Class H)	S&P 500 Index	MSCI U.S. REIT Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,718	$11,717	$10,316
3/31/18	$10,304	$13,357	$9,864
3/31/19	$11,915	$14,625	$11,909
3/31/20	$9,023	$13,605	$9,409
3/31/21	$13,158	$21,271	$12,955
3/31/22	$15,313	$24,599	$16,350
3/31/23	$11,785	$22,698	$13,216
3/31/24	$12,885	$29,480	$14,587
3/31/25	$13,941	$31,913	$16,084
3/31/26	$13,997	$37,594	$17,175

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	0.40%	1.24%	3.42%
S&P 500 Index	17.80%	12.06%	14.16%
MSCI U.S. REIT Index	6.92%	5.80%	5.57%

AssetsNet	$ 1,928,140
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 17,473
InvestmentCompanyPortfolioTurnover	1408.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,928,140 Total Number of Portfolio Holdings94 Portfolio Turnover Rate1,408% Total Advisory Fees Paid$17,473
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	21.8%
REITs-Shopping Centers	7.0%
REITs-Storage	7.3%
Real Estate Management/Services	7.4%
REITs-Warehouse/Industries	9.6%
REITs-Apartments	10.6%
REITs-Health Care	12.9%
REITs-Diversified	22.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Welltower, Inc.	3.9%
Prologis, Inc.	3.8%
Equinix, Inc.	3.3%
American Tower Corp.	3.0%
Digital Realty Trust, Inc.	2.7%
Simon Property Group, Inc.	2.6%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.1%
Public Storage	2.1%
Ventas, Inc.	2.0%
Total	27.9%

Material Fund Change [Text Block]
C000010638
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Investor Class
Trading Symbol	RYRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$146	1.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 146
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Retailing Fund (Investor Class)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,926	$11,717	$11,317
3/31/18	$11,182	$13,357	$13,231
3/31/19	$12,420	$14,625	$14,975
3/31/20	$10,623	$13,605	$13,362
3/31/21	$21,198	$21,271	$22,754
3/31/22	$18,878	$24,599	$24,981
3/31/23	$17,113	$22,698	$20,081
3/31/24	$20,768	$29,480	$25,850
3/31/25	$20,925	$31,913	$27,623
3/31/26	$22,927	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	9.57%	1.58%	8.65%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 5,459,645
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 54,099
InvestmentCompanyPortfolioTurnover	252.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,459,645 Total Number of Portfolio Holdings63 Portfolio Turnover Rate252% Total Advisory Fees Paid$54,099
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%

Material Fund Change [Text Block]
C000010640
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class A
Trading Symbol	RYRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$171	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 171
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Retailing Fund (Class A)‡	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$9,433	$11,717	$11,317
3/31/18	$10,604	$13,357	$13,231
3/31/19	$11,749	$14,625	$14,975
3/31/20	$10,026	$13,605	$13,362
3/31/21	$19,960	$21,271	$22,754
3/31/22	$17,730	$24,599	$24,981
3/31/23	$16,032	$22,698	$20,081
3/31/24	$19,404	$29,480	$25,850
3/31/25	$19,502	$31,913	$27,623
3/31/26	$21,316	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	9.31%	1.32%	8.39%
Class A (with sales charge) ‡	4.12%	0.34%	7.86%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 5,459,645
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 54,099
InvestmentCompanyPortfolioTurnover	252.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,459,645 Total Number of Portfolio Holdings63 Portfolio Turnover Rate252% Total Advisory Fees Paid$54,099
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%

Material Fund Change [Text Block]
C000010641
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class C
Trading Symbol	RYRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$248	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 248
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Retailing Fund (Class C)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,824	$11,717	$11,317
3/31/18	$10,960	$13,357	$13,231
3/31/19	$12,052	$14,625	$14,975
3/31/20	$10,207	$13,605	$13,362
3/31/21	$20,159	$21,271	$22,754
3/31/22	$17,773	$24,599	$24,981
3/31/23	$15,949	$22,698	$20,081
3/31/24	$19,157	$29,480	$25,850
3/31/25	$19,109	$31,913	$27,623
3/31/26	$20,730	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	8.48%	0.56%	7.56%
Class C (with CDSC) ‡	7.48%	0.56%	7.56%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 5,459,645
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 54,099
InvestmentCompanyPortfolioTurnover	252.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,459,645 Total Number of Portfolio Holdings63 Portfolio Turnover Rate252% Total Advisory Fees Paid$54,099
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%

Material Fund Change [Text Block]
C000010639
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class H
Trading Symbol	RYRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were apparel retail, consumer staples merchandise retail, and other specialty retail. Those that detracted the most were other interactive home entertainment, distributors, and home improvement retail. The holdings that contributed the most to performance were Walmart, Inc., Carvana Co.—Class A, and Ross Stores, Inc. Those that detracted the most were Sea Limited Sponsored ADR—Class A, CarMax, Inc., and JD.com, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Retailing Fund (Class H)	S&P 500 Index	S&P 500 Consumer Discretionary Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,904	$11,717	$11,317
3/31/18	$11,133	$13,357	$13,231
3/31/19	$12,337	$14,625	$14,975
3/31/20	$10,527	$13,605	$13,362
3/31/21	$20,950	$21,271	$22,754
3/31/22	$18,607	$24,599	$24,981
3/31/23	$16,820	$22,698	$20,081
3/31/24	$20,360	$29,480	$25,850
3/31/25	$20,461	$31,913	$27,623
3/31/26	$22,365	$37,594	$30,861

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	9.31%	1.32%	8.38%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Consumer Discretionary Index	11.72%	6.28%	11.93%

AssetsNet	$ 5,459,645
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 54,099
InvestmentCompanyPortfolioTurnover	252.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,459,645 Total Number of Portfolio Holdings63 Portfolio Turnover Rate252% Total Advisory Fees Paid$54,099
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Commercial Services	0.7%
Software	1.1%
Distribution & Wholesale	1.9%
Internet	28.0%
Retail	67.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Amazon.com, Inc.	10.0%
Walmart, Inc.	5.5%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.3%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.0%
Ross Stores, Inc.	2.9%
Carvana Co.	2.9%
MercadoLibre, Inc.	2.7%
Total	43.6%

Material Fund Change [Text Block]
C000010622
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Investor Class
Trading Symbol	RYTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$160	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 160
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Line Graph [Table Text Block]
Table Summary
	Technology Fund (Investor Class)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,463	$11,717	$12,491
3/31/18	$15,842	$13,357	$15,948
3/31/19	$17,909	$14,625	$18,411
3/31/20	$17,719	$13,605	$20,331
3/31/21	$31,948	$21,271	$33,874
3/31/22	$32,567	$24,599	$40,953
3/31/23	$28,678	$22,698	$39,090
3/31/24	$39,881	$29,480	$57,075
3/31/25	$40,008	$31,913	$60,436
3/31/26	$52,723	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	31.77%	10.54%	18.09%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 44,595,646
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 529,837
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$44,595,646 Total Number of Portfolio Holdings142 Portfolio Turnover Rate120% Total Advisory Fees Paid$529,837
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%

Material Fund Change [Text Block]
C000010624
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class A
Trading Symbol	RYTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$189	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 189
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Line Graph [Table Text Block]
Table Summary
	Technology Fund (Class A)‡	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,845	$11,717	$12,491
3/31/18	$15,017	$13,357	$15,948
3/31/19	$16,935	$14,625	$18,411
3/31/20	$16,712	$13,605	$20,331
3/31/21	$30,059	$21,271	$33,874
3/31/22	$30,565	$24,599	$40,953
3/31/23	$26,848	$22,698	$39,090
3/31/24	$37,244	$29,480	$57,075
3/31/25	$37,269	$31,913	$60,436
3/31/26	$48,991	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	31.44%	10.27%	17.80%
Class A (with sales charge) ‡	25.22%	9.20%	17.22%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 44,595,646
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 529,837
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$44,595,646 Total Number of Portfolio Holdings142 Portfolio Turnover Rate120% Total Advisory Fees Paid$529,837
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%

Material Fund Change [Text Block]
C000010625
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class C
Trading Symbol	RYCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$274	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 274
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Line Graph [Table Text Block]
Table Summary
	Technology Fund (Class C)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,341	$11,717	$12,491
3/31/18	$15,531	$13,357	$15,948
3/31/19	$17,384	$14,625	$18,411
3/31/20	$17,027	$13,605	$20,331
3/31/21	$30,397	$21,271	$33,874
3/31/22	$30,676	$24,599	$40,953
3/31/23	$26,742	$22,698	$39,090
3/31/24	$36,823	$29,480	$57,075
3/31/25	$36,573	$31,913	$60,436
3/31/26	$47,717	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	30.48%	9.44%	16.91%
Class C (with CDSC) ‡	29.48%	9.44%	16.91%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 44,595,646
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 529,837
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$44,595,646 Total Number of Portfolio Holdings142 Portfolio Turnover Rate120% Total Advisory Fees Paid$529,837
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%

Material Fund Change [Text Block]
C000010623
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class H
Trading Symbol	RYTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$189	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 189
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and semiconductor materials & equipment. Those that detracted the most were IT consulting & other services and technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Atlassian Corp.—Class A, Adobe, Inc., and Salesforce, Inc.

Line Graph [Table Text Block]
Table Summary
	Technology Fund (Class H)	S&P 500 Index	S&P 500 Information Technology Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,432	$11,717	$12,491
3/31/18	$15,761	$13,357	$15,948
3/31/19	$17,772	$14,625	$18,411
3/31/20	$17,541	$13,605	$20,331
3/31/21	$31,548	$21,271	$33,874
3/31/22	$32,077	$24,599	$40,953
3/31/23	$28,174	$22,698	$39,090
3/31/24	$39,082	$29,480	$57,075
3/31/25	$39,107	$31,913	$60,436
3/31/26	$51,408	$37,594	$77,992

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	31.45%	10.26%	17.79%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Information Technology Index	28.83%	18.13%	22.80%

AssetsNet	$ 44,595,646
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 529,837
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$44,595,646 Total Number of Portfolio Holdings142 Portfolio Turnover Rate120% Total Advisory Fees Paid$529,837
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	2.3%
Investment Companies	1.5%
Electronics	4.1%
Telecommunications	5.3%
Internet	14.6%
Computers	17.0%
Software	25.6%
Semiconductors	29.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.5%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.1%
Microsoft Corp.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. — Class A	3.2%
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.6%
Palantir Technologies, Inc. — Class A	1.6%
Applied Materials, Inc.	1.5%
Total	33.0%

Material Fund Change [Text Block]
C000010582
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Investor Class
Trading Symbol	RYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$173	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 173
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Line Graph [Table Text Block]
Table Summary
	Telecommunications Fund (Investor Class)	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,421	$11,717	$9,718
3/31/18	$11,802	$13,357	$8,789
3/31/19	$12,453	$14,625	$9,047
3/31/20	$11,116	$13,605	$8,354
3/31/21	$14,734	$21,271	$9,196
3/31/22	$14,091	$24,599	$7,885
3/31/23	$11,995	$22,698	$7,150
3/31/24	$11,886	$29,480	$7,374
3/31/25	$14,191	$31,913	$10,111
3/31/26	$21,446	$37,594	$9,830

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	51.13%	7.80%	7.93%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

AssetsNet	$ 5,315,350
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 62,795
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,315,350 Total Number of Portfolio Holdings49 Portfolio Turnover Rate333% Total Advisory Fees Paid$62,795
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%

Material Fund Change [Text Block]
C000010584
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class A
Trading Symbol	RYTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$204	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 204
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Line Graph [Table Text Block]
Table Summary
	Telecommunications Fund (Class A)‡	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,847	$11,717	$9,718
3/31/18	$11,181	$13,357	$8,789
3/31/19	$11,771	$14,625	$9,047
3/31/20	$10,482	$13,605	$8,354
3/31/21	$13,857	$21,271	$9,196
3/31/22	$13,221	$24,599	$7,885
3/31/23	$11,222	$22,698	$7,150
3/31/24	$11,100	$29,480	$7,374
3/31/25	$13,222	$31,913	$10,111
3/31/26	$19,925	$37,594	$9,830

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	50.70%	7.53%	7.66%
Class A (with sales charge) ‡	43.55%	6.49%	7.14%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

AssetsNet	$ 5,315,350
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 62,795
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,315,350 Total Number of Portfolio Holdings49 Portfolio Turnover Rate333% Total Advisory Fees Paid$62,795
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%

Material Fund Change [Text Block]
C000010585
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class C
Trading Symbol	RYCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$298	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 298
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Line Graph [Table Text Block]
Table Summary
	Telecommunications Fund (Class C)	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,305	$11,717	$9,718
3/31/18	$11,565	$13,357	$8,789
3/31/19	$12,084	$14,625	$9,047
3/31/20	$10,680	$13,605	$8,354
3/31/21	$14,014	$21,271	$9,196
3/31/22	$13,271	$24,599	$7,885
3/31/23	$11,179	$22,698	$7,150
3/31/24	$10,974	$29,480	$7,374
3/31/25	$12,971	$31,913	$10,111
3/31/26	$19,400	$37,594	$9,830

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	49.57%	6.72%	6.85%
Class C (with CDSC) ‡	48.57%	6.72%	6.85%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

AssetsNet	$ 5,315,350
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 62,795
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,315,350 Total Number of Portfolio Holdings49 Portfolio Turnover Rate333% Total Advisory Fees Paid$62,795
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%

Material Fund Change [Text Block]
C000010583
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class H
Trading Symbol	RYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$204	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 204
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. There were no industries that detracted from performance. The holdings that contributed the most to performance were Lumentum Holdings, Inc., Ciena Corp., and EchoStar Corp.—Class A. Those that detracted the most were Charter Communication, Inc.,—Class A, T-Mobile US, Inc., and Cogent Communications Holdings, Inc.

Line Graph [Table Text Block]
Table Summary
	Telecommunications Fund (Class H)	S&P 500 Index	S&P 500 Telecommunications Services Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,394	$11,717	$9,718
3/31/18	$11,744	$13,357	$8,789
3/31/19	$12,392	$14,625	$9,047
3/31/20	$11,031	$13,605	$8,354
3/31/21	$14,587	$21,271	$9,196
3/31/22	$13,916	$24,599	$7,885
3/31/23	$11,810	$22,698	$7,150
3/31/24	$11,678	$29,480	$7,374
3/31/25	$13,911	$31,913	$10,111
3/31/26	$20,964	$37,594	$9,830

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	50.70%	7.52%	7.68%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Telecommunications Services Index	-2.79%	1.34%	-0.17%

AssetsNet	$ 5,315,350
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 62,795
InvestmentCompanyPortfolioTurnover	333.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,315,350 Total Number of Portfolio Holdings49 Portfolio Turnover Rate333% Total Advisory Fees Paid$62,795
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Aerospace & Defense	1.1%
Electronics	1.5%
Computers	5.2%
Internet	5.4%
Media	11.0%
Telecommunications	75.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Cisco Systems, Inc.	7.7%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.1%
Comcast Corp. — Class A	4.6%
T-Mobile US, Inc.	4.5%
Ciena Corp.	4.4%
Lumentum Holdings, Inc.	4.3%
Motorola Solutions, Inc.	4.0%
EchoStar Corp. — Class A	3.5%
Total	51.3%

Material Fund Change [Text Block]
C000010586
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Investor Class
Trading Symbol	RYPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$154	1.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 154
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Transportation Fund (Investor Class)	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,614	$11,717	$11,838
3/31/18	$13,086	$13,357	$13,489
3/31/19	$12,258	$14,625	$13,925
3/31/20	$9,489	$13,605	$11,214
3/31/21	$21,389	$21,271	$19,020
3/31/22	$21,237	$24,599	$20,188
3/31/23	$17,330	$22,698	$20,222
3/31/24	$18,975	$29,480	$25,622
3/31/25	$17,009	$31,913	$27,069
3/31/26	$21,048	$37,594	$33,882

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	23.74%	-0.32%	7.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

AssetsNet	$ 5,346,556
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 52,062
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,346,556 Total Number of Portfolio Holdings78 Portfolio Turnover Rate372% Total Advisory Fees Paid$52,062
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%

Material Fund Change [Text Block]
C000010588
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class A
Trading Symbol	RYTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$183	1.64%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 183
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Transportation Fund (Class A)‡	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,036	$11,717	$11,838
3/31/18	$12,403	$13,357	$13,489
3/31/19	$11,588	$14,625	$13,925
3/31/20	$8,948	$13,605	$11,214
3/31/21	$20,116	$21,271	$19,020
3/31/22	$19,925	$24,599	$20,188
3/31/23	$16,219	$22,698	$20,222
3/31/24	$17,716	$29,480	$25,622
3/31/25	$15,839	$31,913	$27,069
3/31/26	$19,551	$37,594	$33,882

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	23.43%	-0.57%	7.46%
Class A (with sales charge) ‡	17.57%	-1.53%	6.93%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

AssetsNet	$ 5,346,556
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 52,062
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,346,556 Total Number of Portfolio Holdings78 Portfolio Turnover Rate372% Total Advisory Fees Paid$52,062
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%

Material Fund Change [Text Block]
C000010589
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class C
Trading Symbol	RYCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$266	2.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 266
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Transportation Fund (Class C)	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,500	$11,717	$11,838
3/31/18	$12,829	$13,357	$13,489
3/31/19	$11,896	$14,625	$13,925
3/31/20	$9,115	$13,605	$11,214
3/31/21	$20,344	$21,271	$19,020
3/31/22	$20,002	$24,599	$20,188
3/31/23	$16,159	$22,698	$20,222
3/31/24	$17,515	$29,480	$25,622
3/31/25	$15,546	$31,913	$27,069
3/31/26	$19,046	$37,594	$33,882

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	22.51%	-1.31%	6.66%
Class C (with CDSC) ‡	21.51%	-1.31%	6.66%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

AssetsNet	$ 5,346,556
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 52,062
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,346,556 Total Number of Portfolio Holdings78 Portfolio Turnover Rate372% Total Advisory Fees Paid$52,062
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%

Material Fund Change [Text Block]
C000010587
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class H
Trading Symbol	RYPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 182
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, and automotive parts & equipment. Those that detracted the most were tires & rubber and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., General Motors Co., and Delta Air Lines, Inc. Those that detracted the most were Mobileye Global, Inc.—Class A, Luci Group, Inc., and Li Auto, Inc. Sponsored ADR—Class A.

Line Graph [Table Text Block]
Table Summary
	Transportation Fund (Class H)	S&P 500 Index	S&P 500 Industrials Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,588	$11,717	$11,838
3/31/18	$13,017	$13,357	$13,489
3/31/19	$12,157	$14,625	$13,925
3/31/20	$9,387	$13,605	$11,214
3/31/21	$21,109	$21,271	$19,020
3/31/22	$20,910	$24,599	$20,188
3/31/23	$17,020	$22,698	$20,222
3/31/24	$18,593	$29,480	$25,622
3/31/25	$16,623	$31,913	$27,069
3/31/26	$20,519	$37,594	$33,882

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	23.44%	-0.57%	7.45%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Industrials Index	25.17%	12.24%	12.98%

AssetsNet	$ 5,346,556
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 52,062
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,346,556 Total Number of Portfolio Holdings78 Portfolio Turnover Rate372% Total Advisory Fees Paid$52,062
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.4%
Commercial Services	0.9%
Leisure Time	1.2%
Internet	6.2%
Airlines	11.5%
Auto Parts & Equipment	12.3%
Auto Manufacturers	25.7%
Transportation	40.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Tesla, Inc.	11.8%
Uber Technologies, Inc.	4.1%
Union Pacific Corp.	4.1%
United Parcel Service, Inc. — Class B	3.2%
CSX Corp.	3.1%
FedEx Corp.	3.0%
General Motors Co.	2.8%
Norfolk Southern Corp.	2.7%
Delta Air Lines, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.3%
Total	39.5%

Material Fund Change [Text Block]
C000010606
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	RYUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$151	1.37%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 151
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Line Graph [Table Text Block]
Table Summary
	Utilities Fund (Investor Class)	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,804	$11,717	$10,706
3/31/18	$10,990	$13,357	$10,909
3/31/19	$13,017	$14,625	$13,018
3/31/20	$11,880	$13,605	$12,835
3/31/21	$13,920	$21,271	$15,328
3/31/22	$16,221	$24,599	$18,383
3/31/23	$15,273	$22,698	$17,242
3/31/24	$15,252	$29,480	$17,314
3/31/25	$18,568	$31,913	$21,447
3/31/26	$22,306	$37,594	$25,676

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	20.13%	9.89%	8.35%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

AssetsNet	$ 30,117,173
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 189,351
InvestmentCompanyPortfolioTurnover	346.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,117,173 Total Number of Portfolio Holdings53 Portfolio Turnover Rate346% Total Advisory Fees Paid$189,351
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%

Material Fund Change [Text Block]
C000010608
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class A
Trading Symbol	RYUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$179	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 179
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Line Graph [Table Text Block]
Table Summary
	Utilities Fund (Class A)‡	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,263	$11,717	$10,706
3/31/18	$10,411	$13,357	$10,909
3/31/19	$12,302	$14,625	$13,018
3/31/20	$11,199	$13,605	$12,835
3/31/21	$13,093	$21,271	$15,328
3/31/22	$15,219	$24,599	$18,383
3/31/23	$14,292	$22,698	$17,242
3/31/24	$14,235	$29,480	$17,314
3/31/25	$17,288	$31,913	$21,447
3/31/26	$20,712	$37,594	$25,676

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	19.81%	9.61%	8.08%
Class A (with sales charge) ‡	14.11%	8.54%	7.55%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

AssetsNet	$ 30,117,173
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 189,351
InvestmentCompanyPortfolioTurnover	346.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,117,173 Total Number of Portfolio Holdings53 Portfolio Turnover Rate346% Total Advisory Fees Paid$189,351
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%

Material Fund Change [Text Block]
C000010609
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class C
Trading Symbol	RYCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$261	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 261
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Line Graph [Table Text Block]
Table Summary
	Utilities Fund (Class C)	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,697	$11,717	$10,706
3/31/18	$10,771	$13,357	$10,909
3/31/19	$12,633	$14,625	$13,018
3/31/20	$11,413	$13,605	$12,835
3/31/21	$13,241	$21,271	$15,328
3/31/22	$15,276	$24,599	$18,383
3/31/23	$14,239	$22,698	$17,242
3/31/24	$14,078	$29,480	$17,314
3/31/25	$16,965	$31,913	$21,447
3/31/26	$20,180	$37,594	$25,676

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	18.95%	8.79%	7.27%
Class C (with CDSC) ‡	17.95%	8.79%	7.27%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

AssetsNet	$ 30,117,173
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 189,351
InvestmentCompanyPortfolioTurnover	346.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,117,173 Total Number of Portfolio Holdings53 Portfolio Turnover Rate346% Total Advisory Fees Paid$189,351
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%

Material Fund Change [Text Block]
C000010607
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class H
Trading Symbol	RYAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$179	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 179
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. The industry that detracted the most was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., NextEra Energy, Inc. and NRG Energy, Inc. Those that detracted the most were American Water Works Co., Inc., Sunnova Energy International, Inc., and MGE Energy, Inc.

Line Graph [Table Text Block]
Table Summary
	Utilities Fund (Class H)	S&P 500 Index	S&P 500 Utilities Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,780	$11,717	$10,706
3/31/18	$10,936	$13,357	$10,909
3/31/19	$12,919	$14,625	$13,018
3/31/20	$11,760	$13,605	$12,835
3/31/21	$13,750	$21,271	$15,328
3/31/22	$15,981	$24,599	$18,383
3/31/23	$15,007	$22,698	$17,242
3/31/24	$14,949	$29,480	$17,314
3/31/25	$18,151	$31,913	$21,447
3/31/26	$21,752	$37,594	$25,676

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	19.84%	9.61%	8.08%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Utilities Index	19.78%	10.88%	9.89%

AssetsNet	$ 30,117,173
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 189,351
InvestmentCompanyPortfolioTurnover	346.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$30,117,173 Total Number of Portfolio Holdings53 Portfolio Turnover Rate346% Total Advisory Fees Paid$189,351
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Water	4.0%
Gas	7.1%
Electric	88.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NextEra Energy, Inc.	5.6%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
Constellation Energy Corp.	3.6%
American Electric Power Company, Inc.	3.3%
Sempra	3.2%
Entergy Corp.	2.9%
Dominion Energy, Inc.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.8%
Total	35.2%

Material Fund Change [Text Block]
C000162317
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	RYDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 166
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and Nvidia Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Dow Jones Industrial Average® Fund (Class A)‡	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,249	$11,717	$11,991
3/31/18	$13,224	$13,357	$14,316
3/31/19	$14,302	$14,625	$15,760
3/31/20	$12,102	$13,605	$13,651
3/31/21	$18,348	$21,271	$20,992
3/31/22	$19,308	$24,599	$22,484
3/31/23	$18,555	$22,698	$22,039
3/31/24	$22,306	$29,480	$26,927
3/31/25	$23,561	$31,913	$28,919
3/31/26	$25,999	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	10.35%	7.22%	10.56%
Class A (with sales charge) ‡	5.12%	6.18%	10.03%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 19,647,863
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 146,638
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$19,647,863 Total Number of Portfolio Holdings38 Portfolio Turnover Rate145% Total Advisory Fees Paid$146,638
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.5%
Communications	5.2%
OTC Equity Index Swap Agreements	9.0%
Consumer, Cyclical	9.7%
Consumer, Non-cyclical	14.4%
Technology	14.6%
Industrial	15.3%
Financial	24.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	10.1%
Caterpillar, Inc.	8.5%
Microsoft Corp.	4.4%
Amgen, Inc.	4.2%
Home Depot, Inc.	3.9%
Sherwin-Williams Co.	3.8%
McDonald's Corp.	3.7%
American Express Co.	3.6%
Visa, Inc. — Class A	3.6%
JPMorgan Chase & Co.	3.5%
Total	49.3%

Material Fund Change [Text Block]
C000162318
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	RYDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$244	2.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 244
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and Nvidia Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Dow Jones Industrial Average® Fund (Class C)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,721	$11,717	$11,991
3/31/18	$13,674	$13,357	$14,316
3/31/19	$14,683	$14,625	$15,760
3/31/20	$12,329	$13,605	$13,651
3/31/21	$18,558	$21,271	$20,992
3/31/22	$19,380	$24,599	$22,484
3/31/23	$18,487	$22,698	$22,039
3/31/24	$22,060	$29,480	$26,927
3/31/25	$23,126	$31,913	$28,919
3/31/26	$25,330	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	9.52%	6.42%	9.74%
Class C (with CDSC) ‡	8.52%	6.42%	9.74%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 19,647,863
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 146,638
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$19,647,863 Total Number of Portfolio Holdings38 Portfolio Turnover Rate145% Total Advisory Fees Paid$146,638
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.5%
Communications	5.2%
OTC Equity Index Swap Agreements	9.0%
Consumer, Cyclical	9.7%
Consumer, Non-cyclical	14.4%
Technology	14.6%
Industrial	15.3%
Financial	24.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	10.1%
Caterpillar, Inc.	8.5%
Microsoft Corp.	4.4%
Amgen, Inc.	4.2%
Home Depot, Inc.	3.9%
Sherwin-Williams Co.	3.8%
McDonald's Corp.	3.7%
American Express Co.	3.6%
Visa, Inc. — Class A	3.6%
JPMorgan Chase & Co.	3.5%
Total	49.3%

Material Fund Change [Text Block]
C000162316
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class H
Trading Symbol	RYDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 166
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Caterpillar, Inc., Goldman Sachs Group, Inc., and Nvidia Corp. Those that detracted the most were UnitedHealth Group, Inc., Salesforce, Inc., and Visa, Inc.—Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Line Graph [Table Text Block]
Table Summary
	Dow Jones Industrial Average® Fund (Class H)	S&P 500 Index	Dow Jones Industrial Average
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,820	$11,717	$11,991
3/31/18	$13,893	$13,357	$14,316
3/31/19	$15,027	$14,625	$15,760
3/31/20	$12,713	$13,605	$13,651
3/31/21	$19,278	$21,271	$20,992
3/31/22	$20,286	$24,599	$22,484
3/31/23	$19,499	$22,698	$22,039
3/31/24	$23,440	$29,480	$26,927
3/31/25	$24,755	$31,913	$28,919
3/31/26	$27,317	$37,594	$32,455

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	10.35%	7.22%	10.57%
S&P 500 Index	17.80%	12.06%	14.16%
Dow Jones Industrial Average	12.23%	9.11%	12.49%

AssetsNet	$ 19,647,863
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 146,638
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$19,647,863 Total Number of Portfolio Holdings38 Portfolio Turnover Rate145% Total Advisory Fees Paid$146,638
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	7.5%
Communications	5.2%
OTC Equity Index Swap Agreements	9.0%
Consumer, Cyclical	9.7%
Consumer, Non-cyclical	14.4%
Technology	14.6%
Industrial	15.3%
Financial	24.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Goldman Sachs Group, Inc.	10.1%
Caterpillar, Inc.	8.5%
Microsoft Corp.	4.4%
Amgen, Inc.	4.2%
Home Depot, Inc.	3.9%
Sherwin-Williams Co.	3.8%
McDonald's Corp.	3.7%
American Express Co.	3.6%
Visa, Inc. — Class A	3.6%
JPMorgan Chase & Co.	3.5%
Total	49.3%

Material Fund Change [Text Block]
C000010312
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class A
Trading Symbol	RYAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$183	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 183
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Mid-Cap 1.5x Strategy Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,372	$11,717	$12,092
3/31/18	$14,072	$13,357	$13,419
3/31/19	$14,056	$14,625	$13,767
3/31/20	$8,783	$13,605	$10,668
3/31/21	$20,763	$21,271	$19,571
3/31/22	$21,487	$24,599	$20,469
3/31/23	$18,759	$22,698	$19,420
3/31/24	$24,415	$29,480	$23,951
3/31/25	$22,213	$31,913	$23,303
3/31/26	$26,671	$37,594	$27,346

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	20.07%	5.13%	10.85%
Class A (with sales charge) ‡	14.38%	4.12%	10.31%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

AssetsNet	$ 12,296,433
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 95,317
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,296,433 Total Number of Portfolio Holdings409 Portfolio Turnover Rate15% Total Advisory Fees Paid$95,317
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	11.6%
Technology	6.5%
Consumer, Cyclical	9.8%
Consumer, Non-cyclical	11.0%
Financial	15.4%
Industrial	18.6%
OTC Equity Index Swap Agreements	35.5%
Equity Futures Contracts Purchased	41.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
TechnipFMC plc	0.6%
Casey's General Stores, Inc.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.6%
Flex Ltd.	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
Royal Gold, Inc.	0.5%
Total	13.6%

Material Fund Change [Text Block]
C000010313
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class C
Trading Symbol	RYDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$263	2.40%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 263
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Mid-Cap 1.5x Strategy Fund (Class C)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,894	$11,717	$12,092
3/31/18	$14,556	$13,357	$13,419
3/31/19	$14,431	$14,625	$13,767
3/31/20	$8,950	$13,605	$10,668
3/31/21	$21,003	$21,271	$19,571
3/31/22	$21,572	$24,599	$20,469
3/31/23	$18,689	$22,698	$19,420
3/31/24	$24,148	$29,480	$23,951
3/31/25	$21,805	$31,913	$23,303
3/31/26	$25,985	$37,594	$27,346

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	19.17%	4.35%	10.02%
Class C (with CDSC) ‡	18.17%	4.35%	10.02%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

AssetsNet	$ 12,296,433
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 95,317
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,296,433 Total Number of Portfolio Holdings409 Portfolio Turnover Rate15% Total Advisory Fees Paid$95,317
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	11.6%
Technology	6.5%
Consumer, Cyclical	9.8%
Consumer, Non-cyclical	11.0%
Financial	15.4%
Industrial	18.6%
OTC Equity Index Swap Agreements	35.5%
Equity Futures Contracts Purchased	41.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
TechnipFMC plc	0.6%
Casey's General Stores, Inc.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.6%
Flex Ltd.	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
Royal Gold, Inc.	0.5%
Total	13.6%

Material Fund Change [Text Block]
C000010311
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class H
Trading Symbol	RYMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.65%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 182
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Mid-Cap 1.5x Strategy Fund (Class H)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,997	$11,717	$12,092
3/31/18	$14,793	$13,357	$13,419
3/31/19	$14,763	$14,625	$13,767
3/31/20	$9,224	$13,605	$10,668
3/31/21	$21,805	$21,271	$19,571
3/31/22	$22,566	$24,599	$20,469
3/31/23	$19,700	$22,698	$19,420
3/31/24	$25,642	$29,480	$23,951
3/31/25	$23,327	$31,913	$23,303
3/31/26	$28,009	$37,594	$27,346

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	20.07%	5.13%	10.85%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

AssetsNet	$ 12,296,433
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 95,317
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,296,433 Total Number of Portfolio Holdings409 Portfolio Turnover Rate15% Total Advisory Fees Paid$95,317
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	11.6%
Technology	6.5%
Consumer, Cyclical	9.8%
Consumer, Non-cyclical	11.0%
Financial	15.4%
Industrial	18.6%
OTC Equity Index Swap Agreements	35.5%
Equity Futures Contracts Purchased	41.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
TechnipFMC plc	0.6%
Casey's General Stores, Inc.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.6%
Flex Ltd.	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
Royal Gold, Inc.	0.5%
Total	13.6%

Material Fund Change [Text Block]
C000010455
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class A
Trading Symbol	RYAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.80%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 170
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of 98% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Mid-Cap Strategy Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$7,726	$11,717	$12,092
3/31/18	$6,920	$13,357	$13,419
3/31/19	$6,768	$14,625	$13,767
3/31/20	$7,995	$13,605	$10,668
3/31/21	$4,002	$21,271	$19,571
3/31/22	$3,622	$24,599	$20,469
3/31/23	$3,737	$22,698	$19,420
3/31/24	$3,240	$29,480	$23,951
3/31/25	$3,536	$31,913	$23,303
3/31/26	$3,132	$37,594	$27,346

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-11.44%	-4.78%	-10.53%
Class A (with sales charge) ‡	-15.63%	-5.71%	-10.96%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

AssetsNet	$ 231,901
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 38,465
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$231,901 Total Number of Portfolio Holdings8 Portfolio Turnover Rate-% Total Advisory Fees Paid$38,465
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	15.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.6%
Total	28.7%

Material Fund Change [Text Block]
C000010456
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class C
Trading Symbol	RYCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$221	2.34%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 221
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of 98% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Mid-Cap Strategy Fund (Class C)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,049	$11,717	$12,092
3/31/18	$7,150	$13,357	$13,419
3/31/19	$6,956	$14,625	$13,767
3/31/20	$8,123	$13,605	$10,668
3/31/21	$4,055	$21,271	$19,571
3/31/22	$3,648	$24,599	$20,469
3/31/23	$3,761	$22,698	$19,420
3/31/24	$3,282	$29,480	$23,951
3/31/25	$3,618	$31,913	$23,303
3/31/26	$3,205	$37,594	$27,346

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-11.43%	-4.60%	-10.76%
Class C (with CDSC) ‡	-12.09%	-4.60%	-10.76%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

AssetsNet	$ 231,901
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 38,465
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$231,901 Total Number of Portfolio Holdings8 Portfolio Turnover Rate-% Total Advisory Fees Paid$38,465
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	15.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.6%
Total	28.7%

Material Fund Change [Text Block]
C000010454
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class H
Trading Symbol	RYMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$156	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 156
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and energy. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Lumentum Holdings, Inc., Ciena Corp., and Coherent Corp. Those that detracted the most were Nutanix, Inc.—Class A, BellRing Brands, Inc., and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of 98% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Mid-Cap Strategy Fund (Class H)	S&P 500 Index	S&P MidCap 400 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,113	$11,717	$12,092
3/31/18	$7,263	$13,357	$13,419
3/31/19	$7,116	$14,625	$13,767
3/31/20	$8,405	$13,605	$10,668
3/31/21	$4,207	$21,271	$19,571
3/31/22	$3,808	$24,599	$20,469
3/31/23	$3,929	$22,698	$19,420
3/31/24	$3,407	$29,480	$23,951
3/31/25	$3,711	$31,913	$23,303
3/31/26	$3,380	$37,594	$27,346

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-8.93%	-4.29%	-10.28%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Index	17.35%	6.92%	10.58%

AssetsNet	$ 231,901
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 38,465
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$231,901 Total Number of Portfolio Holdings8 Portfolio Turnover Rate-% Total Advisory Fees Paid$38,465
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-100.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	15.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.6%
Total	28.7%

Material Fund Change [Text Block]
C000148763
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class A
Trading Symbol	RMQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$157	1.30%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 157
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,872	$11,717	$12,277
3/31/18	$19,815	$13,357	$15,026
3/31/19	$23,529	$14,625	$17,033
3/31/20	$24,837	$13,605	$18,229
3/31/21	$65,777	$21,271	$30,786
3/31/22	$81,222	$24,599	$35,139
3/31/23	$56,534	$22,698	$31,502
3/31/24	$99,931	$29,480	$43,992
3/31/25	$103,268	$31,913	$46,824
3/31/26	$145,871	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	41.26%	17.27%	31.38%
Class A (with sales charge) ‡	34.54%	16.13%	30.74%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 814,465,779
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,004,184
InvestmentCompanyPortfolioTurnover	695.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$814,465,779 Total Number of Portfolio Holdings116 Portfolio Turnover Rate695% Total Advisory Fees Paid$3,004,184
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.3%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	9.8%
Communications	20.4%
Technology	37.2%
Equity Futures Contracts Purchased	57.3%
OTC Equity Index Swap Agreements	64.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Tesla, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.7%
Walmart, Inc.	2.7%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Broadcom, Inc.	2.4%
Total	36.9%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. Effective December 15, 2025, the fund's (Class A shares) annual expense limit was contractually reduced to 1.34% from 1.35%.

C000148764
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class C
Trading Symbol	RMQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$246	2.05%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 246
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,452	$11,717	$12,277
3/31/18	$20,496	$13,357	$15,026
3/31/19	$24,156	$14,625	$17,033
3/31/20	$25,308	$13,605	$18,229
3/31/21	$66,524	$21,271	$30,786
3/31/22	$81,530	$24,599	$35,139
3/31/23	$56,289	$22,698	$31,502
3/31/24	$98,756	$29,480	$43,992
3/31/25	$101,291	$31,913	$46,824
3/31/26	$142,006	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	40.20%	16.38%	30.39%
Class C (with CDSC) ‡	39.22%	16.38%	30.39%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 814,465,779
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,004,184
InvestmentCompanyPortfolioTurnover	695.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$814,465,779 Total Number of Portfolio Holdings116 Portfolio Turnover Rate695% Total Advisory Fees Paid$3,004,184
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.3%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	9.8%
Communications	20.4%
Technology	37.2%
Equity Futures Contracts Purchased	57.3%
OTC Equity Index Swap Agreements	64.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Tesla, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.7%
Walmart, Inc.	2.7%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Broadcom, Inc.	2.4%
Total	36.9%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. Effective December 15, 2025, the fund's (Class C shares) annual expense limit was contractually reduced to 2.09% from 2.10%.

C000148762
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 2x Strategy Fund
Class Name	Class H
Trading Symbol	RMQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$158	1.31%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 158
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$14,564	$11,717	$12,277
3/31/18	$20,803	$13,357	$15,026
3/31/19	$24,700	$14,625	$17,033
3/31/20	$26,061	$13,605	$18,229
3/31/21	$69,014	$21,271	$30,786
3/31/22	$85,205	$24,599	$35,139
3/31/23	$59,267	$22,698	$31,502
3/31/24	$104,746	$29,480	$43,992
3/31/25	$108,224	$31,913	$46,824
3/31/26	$152,845	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	41.23%	17.24%	31.35%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 814,465,779
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,004,184
InvestmentCompanyPortfolioTurnover	695.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$814,465,779 Total Number of Portfolio Holdings116 Portfolio Turnover Rate695% Total Advisory Fees Paid$3,004,184
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.3%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	9.8%
Communications	20.4%
Technology	37.2%
Equity Futures Contracts Purchased	57.3%
OTC Equity Index Swap Agreements	64.3%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.6%
Tesla, Inc.	3.0%
Meta Platforms, Inc. — Class A	2.7%
Walmart, Inc.	2.7%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Broadcom, Inc.	2.4%
Total	36.9%

Material Fund Change [Text Block]

How has the Fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2026 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by contacting 800 820 0888 or services@guggenheiminvestments.com. Effective December 15, 2025, the fund's (Class H shares) annual expense limit was contractually reduced to 1.34% from 1.35%.

C000010338
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Investor Class
Trading Symbol	RYOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$138	1.24%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 138
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® Fund (Investor Class)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,121	$11,717	$12,277
3/31/18	$14,637	$13,357	$15,026
3/31/19	$16,362	$14,625	$17,033
3/31/20	$17,246	$13,605	$18,229
3/31/21	$28,763	$21,271	$30,786
3/31/22	$32,413	$24,599	$35,139
3/31/23	$28,666	$22,698	$31,502
3/31/24	$39,562	$29,480	$43,992
3/31/25	$41,598	$31,913	$46,824
3/31/26	$50,936	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	22.45%	12.11%	17.68%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 1,846,169,553
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 12,805,369
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,846,169,553 Total Number of Portfolio Holdings112 Portfolio Turnover Rate29% Total Advisory Fees Paid$12,805,369
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%

Material Fund Change [Text Block]
C000010340
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	RYATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$166	1.49%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 166
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,502	$11,717	$12,277
3/31/18	$13,854	$13,357	$15,026
3/31/19	$15,448	$14,625	$17,033
3/31/20	$16,242	$13,605	$18,229
3/31/21	$27,022	$21,271	$30,786
3/31/22	$30,374	$24,599	$35,139
3/31/23	$26,795	$22,698	$31,502
3/31/24	$36,884	$29,480	$43,992
3/31/25	$38,688	$31,913	$46,824
3/31/26	$47,256	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	22.15%	11.83%	17.37%
Class A (with sales charge) ‡	16.34%	10.74%	16.80%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 1,846,169,553
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 12,805,369
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,846,169,553 Total Number of Portfolio Holdings112 Portfolio Turnover Rate29% Total Advisory Fees Paid$12,805,369
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%

Material Fund Change [Text Block]
C000010341
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	RYCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$248	2.24%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 248
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,998	$11,717	$12,277
3/31/18	$14,345	$13,357	$15,026
3/31/19	$15,881	$14,625	$17,033
3/31/20	$16,565	$13,605	$18,229
3/31/21	$27,361	$21,271	$30,786
3/31/22	$30,526	$24,599	$35,139
3/31/23	$26,725	$22,698	$31,502
3/31/24	$36,522	$29,480	$43,992
3/31/25	$38,019	$31,913	$46,824
3/31/26	$46,086	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	21.22%	10.99%	16.51%
Class C (with CDSC) ‡	20.22%	10.99%	16.51%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 1,846,169,553
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 12,805,369
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,846,169,553 Total Number of Portfolio Holdings112 Portfolio Turnover Rate29% Total Advisory Fees Paid$12,805,369
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%

Material Fund Change [Text Block]
C000149025
Shareholder Report [Line Items]
Fund Name	NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class H
Trading Symbol	RYHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$166	1.49%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 166
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	NASDAQ-100® Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,092	$11,717	$12,277
3/31/18	$14,570	$13,357	$15,026
3/31/19	$16,247	$14,625	$17,033
3/31/20	$17,077	$13,605	$18,229
3/31/21	$28,410	$21,271	$30,786
3/31/22	$31,934	$24,599	$35,139
3/31/23	$28,176	$22,698	$31,502
3/31/24	$38,788	$29,480	$43,992
3/31/25	$40,679	$31,913	$46,824
3/31/26	$49,691	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	22.16%	11.83%	17.39%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 1,846,169,553
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 12,805,369
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,846,169,553 Total Number of Portfolio Holdings112 Portfolio Turnover Rate29% Total Advisory Fees Paid$12,805,369
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Other	9.9%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	11.9%
Communications	24.7%
Technology	45.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.3%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.3%
Walmart, Inc.	3.3%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.1%
Broadcom, Inc.	2.9%
Total	44.9%

Material Fund Change [Text Block]
C000010342
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Investor Class
Trading Symbol	RYAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$130	1.42%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 130
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® Strategy Fund (Investor Class)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,058	$11,717	$12,277
3/31/18	$6,540	$13,357	$15,026
3/31/19	$5,676	$14,625	$17,033
3/31/20	$4,977	$13,605	$18,229
3/31/21	$2,736	$21,271	$30,786
3/31/22	$2,272	$24,599	$35,139
3/31/23	$2,411	$22,698	$31,502
3/31/24	$1,850	$29,480	$43,992
3/31/25	$1,824	$31,913	$46,824
3/31/26	$1,503	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-17.59%	-11.29%	-17.26%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 33,675,037
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 167,869
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$33,675,037 Total Number of Portfolio Holdings17 Portfolio Turnover Rate-% Total Advisory Fees Paid$167,869
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%

Material Fund Change [Text Block]
C000010344
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class A
Trading Symbol	RYAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$153	1.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 153
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® Strategy Fund (Class A)‡	S&P 500 Index	NASDAQ-100 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$7,664	$11,717	$12,277
3/31/18	$6,206	$13,357	$15,026
3/31/19	$5,372	$14,625	$17,033
3/31/20	$4,699	$13,605	$18,229
3/31/21	$2,576	$21,271	$30,786
3/31/22	$2,133	$24,599	$35,139
3/31/23	$2,259	$22,698	$31,502
3/31/24	$1,728	$29,480	$43,992
3/31/25	$1,700	$31,913	$46,824
3/31/26	$1,398	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-17.79%	-11.51%	-17.46%
Class A (with sales charge) ‡	-21.69%	-12.37%	-17.86%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 33,675,037
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 167,869
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$33,675,037 Total Number of Portfolio Holdings17 Portfolio Turnover Rate-% Total Advisory Fees Paid$167,869
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%

Material Fund Change [Text Block]
C000010345
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class C
Trading Symbol	RYACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.42%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 220
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® Strategy Fund (Class C)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$7,974	$11,717	$12,277
3/31/18	$6,410	$13,357	$15,026
3/31/19	$5,505	$14,625	$17,033
3/31/20	$4,779	$13,605	$18,229
3/31/21	$2,601	$21,271	$30,786
3/31/22	$2,136	$24,599	$35,139
3/31/23	$2,246	$22,698	$31,502
3/31/24	$1,706	$29,480	$43,992
3/31/25	$1,666	$31,913	$46,824
3/31/26	$1,359	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-18.40%	-12.17%	-18.09%
Class C (with CDSC) ‡	-19.19%	-12.17%	-18.09%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 33,675,037
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 167,869
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$33,675,037 Total Number of Portfolio Holdings17 Portfolio Turnover Rate-% Total Advisory Fees Paid$167,869
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%

Material Fund Change [Text Block]
C000149026
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class H
Trading Symbol	RYALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$154	1.69%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 154
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. The sectors that detracted the most were industrials, real estate, and financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were T-Mobile US, Inc., Adobe, Inc., and Thomson Reuters Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse NASDAQ-100® Strategy Fund (Class H)	S&P 500 Index	NASDAQ-100 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,035	$11,717	$12,277
3/31/18	$6,505	$13,357	$15,026
3/31/19	$5,629	$14,625	$17,033
3/31/20	$4,924	$13,605	$18,229
3/31/21	$2,698	$21,271	$30,786
3/31/22	$2,235	$24,599	$35,139
3/31/23	$2,365	$22,698	$31,502
3/31/24	$1,811	$29,480	$43,992
3/31/25	$1,781	$31,913	$46,824
3/31/26	$1,465	$37,594	$58,059

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-17.78%	-11.50%	-17.48%
S&P 500 Index	17.80%	12.06%	14.16%
NASDAQ-100 Index	23.99%	13.53%	19.23%

AssetsNet	$ 33,675,037
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 167,869
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$33,675,037 Total Number of Portfolio Holdings17 Portfolio Turnover Rate-% Total Advisory Fees Paid$167,869
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-60.2%
Equity Futures Contracts Sold Short	-39.8%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.6%
Total	6.2%

Material Fund Change [Text Block]
C000010353
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1.5X Strategy Fund
Class Name	Class A
Trading Symbol	RYAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5X Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$195	1.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 195
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 1.5X Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$13,147	$11,717	$12,622
3/31/18	$15,142	$13,357	$14,110
3/31/19	$14,938	$14,625	$14,399
3/31/20	$9,195	$13,605	$10,945
3/31/21	$23,838	$21,271	$21,326
3/31/22	$21,014	$24,599	$20,092
3/31/23	$16,478	$22,698	$17,760
3/31/24	$20,444	$29,480	$21,260
3/31/25	$18,143	$31,913	$20,409
3/31/26	$24,055	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	32.58%	0.18%	9.71%
Class A (with sales charge) ‡	26.29%	-0.79%	9.17%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 6,039,307
Holdings Count | Holding	1,938
Advisory Fees Paid, Amount	$ 52,135
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$6,039,307 Total Number of Portfolio Holdings1,938 Portfolio Turnover Rate10% Total Advisory Fees Paid$52,135
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	12.5%
Technology	5.4%
Consumer, Cyclical	6.1%
Industrial	12.2%
Consumer, Non-cyclical	14.6%
Financial	14.8%
OTC Equity Index Swap Agreements	40.3%
Equity Futures Contracts Purchased	43.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.0%
Bloom Energy Corp. — Class A	0.7%
Coeur Mining, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc. — Class A	0.4%
EchoStar Corp. — Class A	0.4%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Total	20.7%

Material Fund Change [Text Block]
C000010354
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1.5X Strategy Fund
Class Name	Class C
Trading Symbol	RYCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5X Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$279	2.41%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 279
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 1.5X Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,698	$11,717	$12,622
3/31/18	$15,661	$13,357	$14,110
3/31/19	$15,337	$14,625	$14,399
3/31/20	$9,367	$13,605	$10,945
3/31/21	$24,108	$21,271	$21,326
3/31/22	$21,089	$24,599	$20,092
3/31/23	$16,414	$22,698	$17,760
3/31/24	$20,212	$29,480	$21,260
3/31/25	$17,798	$31,913	$20,409
3/31/26	$23,424	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	31.61%	-0.57%	8.88%
Class C (with CDSC) ‡	30.61%	-0.57%	8.88%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 6,039,307
Holdings Count | Holding	1,938
Advisory Fees Paid, Amount	$ 52,135
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$6,039,307 Total Number of Portfolio Holdings1,938 Portfolio Turnover Rate10% Total Advisory Fees Paid$52,135
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	12.5%
Technology	5.4%
Consumer, Cyclical	6.1%
Industrial	12.2%
Consumer, Non-cyclical	14.6%
Financial	14.8%
OTC Equity Index Swap Agreements	40.3%
Equity Futures Contracts Purchased	43.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.0%
Bloom Energy Corp. — Class A	0.7%
Coeur Mining, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc. — Class A	0.4%
EchoStar Corp. — Class A	0.4%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Total	20.7%

Material Fund Change [Text Block]
C000010352
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1.5X Strategy Fund
Class Name	Class H
Trading Symbol	RYMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5X Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$195	1.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 195
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® 1.5X Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,780	$11,717	$12,622
3/31/18	$15,843	$13,357	$14,110
3/31/19	$15,633	$14,625	$14,399
3/31/20	$9,621	$13,605	$10,945
3/31/21	$24,944	$21,271	$21,326
3/31/22	$21,986	$24,599	$20,092
3/31/23	$17,241	$22,698	$17,760
3/31/24	$21,390	$29,480	$21,260
3/31/25	$18,982	$31,913	$20,409
3/31/26	$25,169	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	32.60%	0.18%	9.67%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 6,039,307
Holdings Count | Holding	1,938
Advisory Fees Paid, Amount	$ 52,135
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$6,039,307 Total Number of Portfolio Holdings1,938 Portfolio Turnover Rate10% Total Advisory Fees Paid$52,135
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	12.5%
Technology	5.4%
Consumer, Cyclical	6.1%
Industrial	12.2%
Consumer, Non-cyclical	14.6%
Financial	14.8%
OTC Equity Index Swap Agreements	40.3%
Equity Futures Contracts Purchased	43.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund II	10.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.0%
Bloom Energy Corp. — Class A	0.7%
Coeur Mining, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc. — Class A	0.4%
EchoStar Corp. — Class A	0.4%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Advanced Energy Industries, Inc.	0.3%
Total	20.7%

Material Fund Change [Text Block]
C000033371
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	RYRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$181	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 181
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,808	$11,717	$12,622
3/31/18	$12,992	$13,357	$14,110
3/31/19	$13,034	$14,625	$14,399
3/31/20	$9,733	$13,605	$10,945
3/31/21	$18,664	$21,271	$21,326
3/31/22	$17,302	$24,599	$20,092
3/31/23	$15,055	$22,698	$17,760
3/31/24	$17,731	$29,480	$21,260
3/31/25	$16,743	$31,913	$20,409
3/31/26	$20,658	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	23.39%	2.05%	8.05%
Class A (with sales charge) ‡	17.51%	1.06%	7.52%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 12,817,578
Holdings Count | Holding	1,943
Advisory Fees Paid, Amount	$ 93,091
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,817,578 Total Number of Portfolio Holdings1,943 Portfolio Turnover Rate9% Total Advisory Fees Paid$93,091
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	19.0%
Equity Futures Contracts Purchased	3.9%
Industrial	9.6%
Consumer, Non-cyclical	11.5%
Financial	11.7%
OTC Equity Index Swap Agreements	19.7%
Exchange-Traded Funds	24.6%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	12.3%
iShares Russell 2000 Index ETF	12.3%
Bloom Energy Corp. — Class A	0.5%
Coeur Mining, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc. — Class A	0.3%
EchoStar Corp. — Class A	0.3%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.2%
Advanced Energy Industries, Inc.	0.2%
Total	27.0%

Material Fund Change [Text Block]
C000033372
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	RYROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$265	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 265
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,303	$11,717	$12,622
3/31/18	$13,437	$13,357	$14,110
3/31/19	$13,378	$14,625	$14,399
3/31/20	$9,916	$13,605	$10,945
3/31/21	$18,872	$21,271	$21,326
3/31/22	$17,354	$24,599	$20,092
3/31/23	$14,986	$22,698	$17,760
3/31/24	$17,520	$29,480	$21,260
3/31/25	$16,423	$31,913	$20,409
3/31/26	$20,118	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	22.50%	1.29%	7.24%
Class C (with CDSC) ‡	21.50%	1.29%	7.24%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 12,817,578
Holdings Count | Holding	1,943
Advisory Fees Paid, Amount	$ 93,091
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,817,578 Total Number of Portfolio Holdings1,943 Portfolio Turnover Rate9% Total Advisory Fees Paid$93,091
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	19.0%
Equity Futures Contracts Purchased	3.9%
Industrial	9.6%
Consumer, Non-cyclical	11.5%
Financial	11.7%
OTC Equity Index Swap Agreements	19.7%
Exchange-Traded Funds	24.6%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	12.3%
iShares Russell 2000 Index ETF	12.3%
Bloom Energy Corp. — Class A	0.5%
Coeur Mining, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc. — Class A	0.3%
EchoStar Corp. — Class A	0.3%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.2%
Advanced Energy Industries, Inc.	0.2%
Total	27.0%

Material Fund Change [Text Block]
C000033373
Shareholder Report [Line Items]
Fund Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class H
Trading Symbol	RYRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$181	1.62%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 181
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Russell 2000® Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,395	$11,717	$12,622
3/31/18	$13,639	$13,357	$14,110
3/31/19	$13,682	$14,625	$14,399
3/31/20	$10,221	$13,605	$10,945
3/31/21	$19,598	$21,271	$21,326
3/31/22	$18,168	$24,599	$20,092
3/31/23	$15,809	$22,698	$17,760
3/31/24	$18,619	$29,480	$21,260
3/31/25	$17,583	$31,913	$20,409
3/31/26	$21,705	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	23.44%	2.06%	8.06%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 12,817,578
Holdings Count | Holding	1,943
Advisory Fees Paid, Amount	$ 93,091
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,817,578 Total Number of Portfolio Holdings1,943 Portfolio Turnover Rate9% Total Advisory Fees Paid$93,091
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	19.0%
Equity Futures Contracts Purchased	3.9%
Industrial	9.6%
Consumer, Non-cyclical	11.5%
Financial	11.7%
OTC Equity Index Swap Agreements	19.7%
Exchange-Traded Funds	24.6%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Vanguard Russell 2000 ETF	12.3%
iShares Russell 2000 Index ETF	12.3%
Bloom Energy Corp. — Class A	0.5%
Coeur Mining, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc. — Class A	0.3%
EchoStar Corp. — Class A	0.3%
Credo Technology Group Holding Ltd.	0.3%
Kratos Defense & Security Solutions, Inc.	0.2%
Advanced Energy Industries, Inc.	0.2%
Total	27.0%

Material Fund Change [Text Block]
C000010458
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class A
Trading Symbol	RYAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$147	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 147
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Russell 2000® Strategy Fund (Class A)‡	S&P 500 Index	Russell 2000 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$7,315	$11,717	$12,622
3/31/18	$6,473	$13,357	$14,110
3/31/19	$6,324	$14,625	$14,399
3/31/20	$7,525	$13,605	$10,945
3/31/21	$3,452	$21,271	$21,326
3/31/22	$3,442	$24,599	$20,092
3/31/23	$3,756	$22,698	$17,760
3/31/24	$3,317	$29,480	$21,260
3/31/25	$3,622	$31,913	$20,409
3/31/26	$2,929	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-19.16%	-3.23%	-11.13%
Class A (with sales charge) ‡	-22.98%	-4.17%	-11.56%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 3,848,848
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 41,289
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,848,848 Total Number of Portfolio Holdings9 Portfolio Turnover Rate-% Total Advisory Fees Paid$41,289
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-64.6%
Equity Futures Contracts Sold Short	-35.9%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.0%
Guggenheim Strategy Fund II	8.9%
Total	17.9%

Material Fund Change [Text Block]
C000010459
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class C
Trading Symbol	RYCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$220	2.43%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 220
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Russell 2000® Strategy Fund (Class C)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$7,627	$11,717	$12,622
3/31/18	$6,694	$13,357	$14,110
3/31/19	$6,487	$14,625	$14,399
3/31/20	$7,670	$13,605	$10,945
3/31/21	$3,490	$21,271	$21,326
3/31/22	$3,455	$24,599	$20,092
3/31/23	$3,740	$22,698	$17,760
3/31/24	$3,279	$29,480	$21,260
3/31/25	$3,560	$31,913	$20,409
3/31/26	$2,898	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-18.59%	-3.65%	-11.65%
Class C (with CDSC) ‡	-19.34%	-3.65%	-11.65%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 3,848,848
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 41,289
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,848,848 Total Number of Portfolio Holdings9 Portfolio Turnover Rate-% Total Advisory Fees Paid$41,289
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-64.6%
Equity Futures Contracts Sold Short	-35.9%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.0%
Guggenheim Strategy Fund II	8.9%
Total	17.9%

Material Fund Change [Text Block]
C000010457
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class H
Trading Symbol	RYSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$150	1.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 150
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, health care, and information technology. The sector that detracted the most was consumer staples. The holdings that contributed the most to performance were Bloom Energy Corp.—Class A, Fabrinet, EchoStar Corp.—Class A. Those that detracted the most were Corcept Therapeutics, Inc., SPS Commerce, Inc., and Commvault Systems, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Russell 2000® Strategy Fund (Class H)	S&P 500 Index	Russell 2000 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$7,684	$11,717	$12,622
3/31/18	$6,799	$13,357	$14,110
3/31/19	$6,646	$14,625	$14,399
3/31/20	$7,914	$13,605	$10,945
3/31/21	$3,630	$21,271	$21,326
3/31/22	$3,620	$24,599	$20,092
3/31/23	$3,949	$22,698	$17,760
3/31/24	$3,487	$29,480	$21,260
3/31/25	$3,809	$31,913	$20,409
3/31/26	$3,088	$37,594	$25,659

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-18.92%	-3.18%	-11.09%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000 Index	25.73%	3.77%	9.88%

AssetsNet	$ 3,848,848
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 41,289
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$3,848,848 Total Number of Portfolio Holdings9 Portfolio Turnover Rate-% Total Advisory Fees Paid$41,289
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-64.6%
Equity Futures Contracts Sold Short	-35.9%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	9.0%
Guggenheim Strategy Fund II	8.9%
Total	17.9%

Material Fund Change [Text Block]
C000010330
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Investor Class
Trading Symbol	RYNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$146	1.32%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 146
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Nova Fund (Investor Class)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$12,384	$11,717
3/31/18	$14,624	$13,357
3/31/19	$16,137	$14,625
3/31/20	$13,362	$13,605
3/31/21	$25,450	$21,271
3/31/22	$30,751	$24,599
3/31/23	$25,774	$22,698
3/31/24	$36,355	$29,480
3/31/25	$38,977	$31,913
3/31/26	$47,293	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	21.34%	13.19%	16.81%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 207,430,220
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 1,510,118
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$207,430,220 Total Number of Portfolio Holdings515 Portfolio Turnover Rate583% Total Advisory Fees Paid$1,510,118
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%

Material Fund Change [Text Block]
C000010332
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class A
Trading Symbol	RYANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.56%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Nova Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$11,770	$11,717
3/31/18	$13,850	$13,357
3/31/19	$15,254	$14,625
3/31/20	$12,603	$13,605
3/31/21	$23,945	$21,271
3/31/22	$28,863	$24,599
3/31/23	$24,124	$22,698
3/31/24	$33,956	$29,480
3/31/25	$36,315	$31,913
3/31/26	$43,943	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	21.00%	12.91%	16.52%
Class A (with sales charge) ‡	15.26%	11.82%	15.96%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 207,430,220
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 1,510,118
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$207,430,220 Total Number of Portfolio Holdings515 Portfolio Turnover Rate583% Total Advisory Fees Paid$1,510,118
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%

Material Fund Change [Text Block]
C000010333
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class C
Trading Symbol	RYNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$255	2.32%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 255
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Nova Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$12,260	$11,717
3/31/18	$14,345	$13,357
3/31/19	$15,681	$14,625
3/31/20	$12,855	$13,605
3/31/21	$24,240	$21,271
3/31/22	$29,001	$24,599
3/31/23	$24,060	$22,698
3/31/24	$33,612	$29,480
3/31/25	$35,677	$31,913
3/31/26	$42,849	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	20.10%	12.07%	15.66%
Class C (with CDSC) ‡	19.10%	12.07%	15.66%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 207,430,220
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 1,510,118
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$207,430,220 Total Number of Portfolio Holdings515 Portfolio Turnover Rate583% Total Advisory Fees Paid$1,510,118
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%

Material Fund Change [Text Block]
C000149023
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class H
Trading Symbol	RYNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$173	1.57%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 173
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Nova Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$12,356	$11,717
3/31/18	$14,566	$13,357
3/31/19	$16,038	$14,625
3/31/20	$13,248	$13,605
3/31/21	$25,176	$21,271
3/31/22	$30,338	$24,599
3/31/23	$25,369	$22,698
3/31/24	$35,701	$29,480
3/31/25	$38,181	$31,913
3/31/26	$46,203	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	21.01%	12.91%	16.54%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 207,430,220
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 1,510,118
InvestmentCompanyPortfolioTurnover	583.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$207,430,220 Total Number of Portfolio Holdings515 Portfolio Turnover Rate583% Total Advisory Fees Paid$1,510,118
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Consumer, Cyclical	6.3%
Industrial	6.6%
Financial	10.5%
Consumer, Non-cyclical	10.7%
Communications	12.5%
Equity Futures Contracts Purchased	23.3%
Technology	23.5%
OTC Equity Index Swap Agreements	50.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Amazon.com, Inc.	2.8%
Guggenheim Strategy Fund II	2.7%
Alphabet, Inc. — Class A	2.3%
Guggenheim Strategy Fund III	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. — Class C	1.8%
Total	32.1%

Material Fund Change [Text Block]
C000033368
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	RYSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$10,970	$11,717
3/31/18	$12,304	$13,357
3/31/19	$13,237	$14,625
3/31/20	$12,089	$13,605
3/31/21	$18,574	$21,271
3/31/22	$21,141	$24,599
3/31/23	$19,169	$22,698
3/31/24	$24,482	$29,480
3/31/25	$26,064	$31,913
3/31/26	$30,242	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	16.02%	10.24%	12.25%
Class A (with sales charge) ‡	10.52%	9.17%	11.70%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 139,035,484
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 1,099,417
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$139,035,484 Total Number of Portfolio Holdings511 Portfolio Turnover Rate143% Total Advisory Fees Paid$1,099,417
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.2%
Consumer, Cyclical	7.4%
Industrial	7.7%
OTC Equity Index Swap Agreements	9.3%
Financial	12.3%
Consumer, Non-cyclical	12.6%
Communications	14.7%
Technology	27.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc. — Class C	2.2%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Total	32.9%

Material Fund Change [Text Block]
C000033369
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	RYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$253	2.35%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 253
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$11,433	$11,717
3/31/18	$12,724	$13,357
3/31/19	$13,587	$14,625
3/31/20	$12,317	$13,605
3/31/21	$18,783	$21,271
3/31/22	$21,224	$24,599
3/31/23	$19,097	$22,698
3/31/24	$24,211	$29,480
3/31/25	$25,582	$31,913
3/31/26	$29,462	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	15.17%	9.42%	11.41%
Class C (with CDSC) ‡	14.17%	9.42%	11.41%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 139,035,484
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 1,099,417
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$139,035,484 Total Number of Portfolio Holdings511 Portfolio Turnover Rate143% Total Advisory Fees Paid$1,099,417
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.2%
Consumer, Cyclical	7.4%
Industrial	7.7%
OTC Equity Index Swap Agreements	9.3%
Financial	12.3%
Consumer, Non-cyclical	12.6%
Communications	14.7%
Technology	27.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc. — Class C	2.2%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Total	32.9%

Material Fund Change [Text Block]
C000033370
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class H
Trading Symbol	RYSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$172	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$11,520	$11,717
3/31/18	$12,919	$13,357
3/31/19	$13,899	$14,625
3/31/20	$12,696	$13,605
3/31/21	$19,506	$21,271
3/31/22	$22,205	$24,599
3/31/23	$20,135	$22,698
3/31/24	$25,715	$29,480
3/31/25	$27,376	$31,913
3/31/26	$31,760	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	16.01%	10.24%	12.25%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 139,035,484
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 1,099,417
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$139,035,484 Total Number of Portfolio Holdings511 Portfolio Turnover Rate143% Total Advisory Fees Paid$1,099,417
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.2%
Consumer, Cyclical	7.4%
Industrial	7.7%
OTC Equity Index Swap Agreements	9.3%
Financial	12.3%
Consumer, Non-cyclical	12.6%
Communications	14.7%
Technology	27.7%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc. — Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc. — Class C	2.2%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.4%
Total	32.9%

Material Fund Change [Text Block]
C000010334
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Investor Class
Trading Symbol	RYURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$131	1.39%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 131
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® Strategy Fund (Investor Class)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$8,466	$11,717
3/31/18	$7,432	$13,357
3/31/19	$6,832	$14,625
3/31/20	$6,907	$13,605
3/31/21	$4,198	$21,271
3/31/22	$3,519	$24,599
3/31/23	$3,778	$22,698
3/31/24	$3,166	$29,480
3/31/25	$3,150	$31,913
3/31/26	$2,783	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-11.64%	-7.89%	-12.01%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 63,870,998
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 352,027
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$63,870,998 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-% Total Advisory Fees Paid$352,027
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%

Material Fund Change [Text Block]
C000010336
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class A
Trading Symbol	RYARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$153	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 153
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® Strategy Fund (Class A)‡	S&P 500 Index
3/31/16	$9,525	$10,000
3/31/17	$8,046	$11,717
3/31/18	$7,045	$13,357
3/31/19	$6,459	$14,625
3/31/20	$6,514	$13,605
3/31/21	$3,949	$21,271
3/31/22	$3,301	$24,599
3/31/23	$3,535	$22,698
3/31/24	$2,956	$29,480
3/31/25	$2,935	$31,913
3/31/26	$2,587	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-11.86%	-8.11%	-12.22%
Class A (with sales charge) ‡	-16.05%	-9.00%	-12.65%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 63,870,998
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 352,027
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$63,870,998 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-% Total Advisory Fees Paid$352,027
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%

Material Fund Change [Text Block]
C000010337
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class C
Trading Symbol	RYUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$223	2.38%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 223
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® Strategy Fund (Class C)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$8,380	$11,717
3/31/18	$7,282	$13,357
3/31/19	$6,627	$14,625
3/31/20	$6,633	$13,605
3/31/21	$3,992	$21,271
3/31/22	$3,312	$24,599
3/31/23	$3,520	$22,698
3/31/24	$2,922	$29,480
3/31/25	$2,878	$31,913
3/31/26	$2,519	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-12.50%	-8.80%	-12.88%
Class C (with CDSC) ‡	-13.34%	-8.80%	-12.88%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 63,870,998
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 352,027
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$63,870,998 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-% Total Advisory Fees Paid$352,027
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%

Material Fund Change [Text Block]
C000149024
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Fund
Class Name	Class H
Trading Symbol	RYUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.63%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 153
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and industrials. The sector that detracted the most from performance was health care. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Line Graph [Table Text Block]
Table Summary
	Inverse S&P 500® Strategy Fund (Class H)	S&P 500 Index
3/31/16	$10,000	$10,000
3/31/17	$8,453	$11,717
3/31/18	$7,402	$13,357
3/31/19	$6,785	$14,625
3/31/20	$6,842	$13,605
3/31/21	$4,148	$21,271
3/31/22	$3,469	$24,599
3/31/23	$3,717	$22,698
3/31/24	$3,109	$29,480
3/31/25	$3,087	$31,913
3/31/26	$2,721	$37,594

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-11.87%	-8.09%	-12.21%
S&P 500 Index	17.80%	12.06%	14.16%

AssetsNet	$ 63,870,998
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 352,027
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$63,870,998 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-% Total Advisory Fees Paid$352,027
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-71.1%
Equity Futures Contracts Sold Short	-28.3%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	16.9%

Material Fund Change [Text Block]
C000010324
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class A
Trading Symbol	RYLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 170
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, health care, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Palantir Technologies, Inc.—Class A, and GE Vernova, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Robinhood Markets, Inc.—Class A, and AppLovin Corp.—Class A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Growth Fund (Class A)‡	S&P 500 Index	S&P 500 Pure Growth Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,653	$11,717	$11,370
3/31/18	$12,932	$13,357	$14,035
3/31/19	$13,562	$14,625	$14,949
3/31/20	$11,696	$13,605	$13,110
3/31/21	$18,937	$21,271	$21,622
3/31/22	$20,932	$24,599	$24,263
3/31/23	$17,259	$22,698	$20,300
3/31/24	$20,915	$29,480	$25,013
3/31/25	$21,582	$31,913	$26,233
3/31/26	$26,086	$37,594	$32,248

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	20.86%	6.62%	10.60%
Class A (with sales charge) ‡	15.12%	5.58%	10.06%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Growth Index	22.93%	8.32%	12.43%

AssetsNet	$ 29,252,764
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 250,869
InvestmentCompanyPortfolioTurnover	1178.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$29,252,764 Total Number of Portfolio Holdings66 Portfolio Turnover Rate1,178% Total Advisory Fees Paid$250,869
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.5%
Financial	5.6%
Consumer, Non-cyclical	12.3%
Consumer, Cyclical	16.4%
Communications	18.4%
Industrial	18.5%
Technology	23.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Sandisk Corp.	4.0%
Comfort Systems USA, Inc.	3.2%
Ciena Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.6%
Howmet Aerospace, Inc.	2.3%
Monolithic Power Systems, Inc.	2.3%
EchoStar Corp. — Class A	2.3%
Vertiv Holdings Co. — Class A	2.2%
KLA Corp.	2.1%
Amphenol Corp. — Class A	2.0%
Total	25.6%

Material Fund Change [Text Block]
C000010325
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class C
Trading Symbol	RYGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$252	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 252
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, health care, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Palantir Technologies, Inc.—Class A, and GE Vernova, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Robinhood Markets, Inc.—Class A, and AppLovin Corp.—Class A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Growth Fund (Class C)	S&P 500 Index	S&P 500 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,099	$11,717	$11,370
3/31/18	$13,374	$13,357	$14,035
3/31/19	$13,921	$14,625	$14,949
3/31/20	$11,916	$13,605	$13,110
3/31/21	$19,148	$21,271	$21,622
3/31/22	$21,007	$24,599	$24,263
3/31/23	$17,190	$22,698	$20,300
3/31/24	$20,679	$29,480	$25,013
3/31/25	$21,178	$31,913	$26,233
3/31/26	$25,408	$37,594	$32,248

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	19.97%	5.82%	9.77%
Class C (with CDSC) ‡	18.97%	5.82%	9.77%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Growth Index	22.93%	8.32%	12.43%

AssetsNet	$ 29,252,764
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 250,869
InvestmentCompanyPortfolioTurnover	1178.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$29,252,764 Total Number of Portfolio Holdings66 Portfolio Turnover Rate1,178% Total Advisory Fees Paid$250,869
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.5%
Financial	5.6%
Consumer, Non-cyclical	12.3%
Consumer, Cyclical	16.4%
Communications	18.4%
Industrial	18.5%
Technology	23.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Sandisk Corp.	4.0%
Comfort Systems USA, Inc.	3.2%
Ciena Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.6%
Howmet Aerospace, Inc.	2.3%
Monolithic Power Systems, Inc.	2.3%
EchoStar Corp. — Class A	2.3%
Vertiv Holdings Co. — Class A	2.2%
KLA Corp.	2.1%
Amphenol Corp. — Class A	2.0%
Total	25.6%

Material Fund Change [Text Block]
C000010323
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class H
Trading Symbol	RYAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 170
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, health care, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were Sandisk Corp., Palantir Technologies, Inc.—Class A, and GE Vernova, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Robinhood Markets, Inc.—Class A, and AppLovin Corp.—Class A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Growth Fund (Class H)	S&P 500 Index	S&P 500 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,184	$11,717	$11,370
3/31/18	$13,577	$13,357	$14,035
3/31/19	$14,237	$14,625	$14,949
3/31/20	$12,277	$13,605	$13,110
3/31/21	$19,880	$21,271	$21,622
3/31/22	$21,974	$24,599	$24,263
3/31/23	$18,117	$22,698	$20,300
3/31/24	$21,962	$29,480	$25,013
3/31/25	$22,659	$31,913	$26,233
3/31/26	$27,379	$37,594	$32,248

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	20.84%	6.61%	10.60%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Growth Index	22.93%	8.32%	12.43%

AssetsNet	$ 29,252,764
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 250,869
InvestmentCompanyPortfolioTurnover	1178.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$29,252,764 Total Number of Portfolio Holdings66 Portfolio Turnover Rate1,178% Total Advisory Fees Paid$250,869
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	4.5%
Financial	5.6%
Consumer, Non-cyclical	12.3%
Consumer, Cyclical	16.4%
Communications	18.4%
Industrial	18.5%
Technology	23.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Sandisk Corp.	4.0%
Comfort Systems USA, Inc.	3.2%
Ciena Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.6%
Howmet Aerospace, Inc.	2.3%
Monolithic Power Systems, Inc.	2.3%
EchoStar Corp. — Class A	2.3%
Vertiv Holdings Co. — Class A	2.2%
KLA Corp.	2.1%
Amphenol Corp. — Class A	2.0%
Total	25.6%

Material Fund Change [Text Block]
C000010321
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class A
Trading Symbol	RYLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$168	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 168
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, financials, and consumer staples. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery Inc.—Series A, General Motors Co., and Bunge Global SA. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Value Fund (Class A)‡	S&P 500 Index	S&P 500 Pure Value Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,125	$11,717	$11,896
3/31/18	$12,291	$13,357	$13,335
3/31/19	$12,137	$14,625	$13,384
3/31/20	$7,842	$13,605	$8,743
3/31/21	$14,516	$21,271	$16,595
3/31/22	$16,876	$24,599	$19,638
3/31/23	$15,154	$22,698	$17,957
3/31/24	$17,872	$29,480	$21,517
3/31/25	$18,846	$31,913	$23,044
3/31/26	$22,190	$37,594	$27,527

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	17.74%	8.86%	8.82%
Class A (with sales charge) ‡	12.15%	7.80%	8.30%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Value Index	20.43%	10.49%	10.66%

AssetsNet	$ 107,754,324
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 220,755
InvestmentCompanyPortfolioTurnover	2128.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$107,754,324 Total Number of Portfolio Holdings123 Portfolio Turnover Rate2,128% Total Advisory Fees Paid$220,755
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Industrial	5.8%
Communications	6.2%
Basic Materials	10.5%
Consumer, Cyclical	11.4%
Energy	11.7%
Financial	18.6%
Consumer, Non-cyclical	29.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Dow, Inc.	2.8%
Bunge Global S.A.	2.7%
LyondellBasell Industries N.V. — Class A	2.2%
Archer-Daniels-Midland Co.	2.2%
Mosaic Co.	2.0%
Tyson Foods, Inc. — Class A	1.9%
Ford Motor Co.	1.7%
General Motors Co.	1.7%
Cigna Group	1.7%
Target Corp.	1.6%
Total	20.5%

Material Fund Change [Text Block]
C000010322
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class C
Trading Symbol	RYVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$248	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 248
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, financials, and consumer staples. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery Inc.—Series A, General Motors Co., and Bunge Global SA. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Value Fund (Class C)	S&P 500 Index	S&P 500 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,594	$11,717	$11,896
3/31/18	$12,713	$13,357	$13,335
3/31/19	$12,460	$14,625	$13,384
3/31/20	$7,991	$13,605	$8,743
3/31/21	$14,681	$21,271	$16,595
3/31/22	$16,942	$24,599	$19,638
3/31/23	$15,097	$22,698	$17,957
3/31/24	$17,673	$29,480	$21,517
3/31/25	$18,498	$31,913	$23,044
3/31/26	$21,618	$37,594	$27,527

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	16.87%	8.05%	8.01%
Class C (with CDSC) ‡	15.87%	8.05%	8.01%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Value Index	20.43%	10.49%	10.66%

AssetsNet	$ 107,754,324
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 220,755
InvestmentCompanyPortfolioTurnover	2128.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$107,754,324 Total Number of Portfolio Holdings123 Portfolio Turnover Rate2,128% Total Advisory Fees Paid$220,755
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Industrial	5.8%
Communications	6.2%
Basic Materials	10.5%
Consumer, Cyclical	11.4%
Energy	11.7%
Financial	18.6%
Consumer, Non-cyclical	29.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Dow, Inc.	2.8%
Bunge Global S.A.	2.7%
LyondellBasell Industries N.V. — Class A	2.2%
Archer-Daniels-Midland Co.	2.2%
Mosaic Co.	2.0%
Tyson Foods, Inc. — Class A	1.9%
Ford Motor Co.	1.7%
General Motors Co.	1.7%
Cigna Group	1.7%
Target Corp.	1.6%
Total	20.5%

Material Fund Change [Text Block]
C000010320
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class H
Trading Symbol	RYZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$167	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 167
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, financials, and consumer staples. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery Inc.—Series A, General Motors Co., and Bunge Global SA. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P 500® Pure Value Fund (Class H)	S&P 500 Index	S&P 500 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,681	$11,717	$11,896
3/31/18	$12,905	$13,357	$13,335
3/31/19	$12,743	$14,625	$13,384
3/31/20	$8,235	$13,605	$8,743
3/31/21	$15,247	$21,271	$16,595
3/31/22	$17,726	$24,599	$19,638
3/31/23	$15,916	$22,698	$17,957
3/31/24	$18,772	$29,480	$21,517
3/31/25	$19,794	$31,913	$23,044
3/31/26	$23,306	$37,594	$27,527

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	17.74%	8.86%	8.83%
S&P 500 Index	17.80%	12.06%	14.16%
S&P 500 Pure Value Index	20.43%	10.49%	10.66%

AssetsNet	$ 107,754,324
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 220,755
InvestmentCompanyPortfolioTurnover	2128.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$107,754,324 Total Number of Portfolio Holdings123 Portfolio Turnover Rate2,128% Total Advisory Fees Paid$220,755
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	6.2%
Industrial	5.8%
Communications	6.2%
Basic Materials	10.5%
Consumer, Cyclical	11.4%
Energy	11.7%
Financial	18.6%
Consumer, Non-cyclical	29.2%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Dow, Inc.	2.8%
Bunge Global S.A.	2.7%
LyondellBasell Industries N.V. — Class A	2.2%
Archer-Daniels-Midland Co.	2.2%
Mosaic Co.	2.0%
Tyson Foods, Inc. — Class A	1.9%
Ford Motor Co.	1.7%
General Motors Co.	1.7%
Cigna Group	1.7%
Target Corp.	1.6%
Total	20.5%

Material Fund Change [Text Block]
C000010452
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class A
Trading Symbol	RYMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and energy. Those that detracted the most were consumer staples and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc. Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutcis, Inc., Doximity, Inc.—Class A, and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Growth Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Pure Growth Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,571	$11,717	$11,263
3/31/18	$12,192	$13,357	$13,191
3/31/19	$11,681	$14,625	$12,842
3/31/20	$8,598	$13,605	$9,562
3/31/21	$16,641	$21,271	$18,841
3/31/22	$15,298	$24,599	$17,569
3/31/23	$13,720	$22,698	$16,007
3/31/24	$18,867	$29,480	$22,409
3/31/25	$16,171	$31,913	$19,525
3/31/26	$20,045	$37,594	$24,581

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	23.96%	3.79%	7.72%
Class A (with sales charge) ‡	18.07%	2.79%	7.20%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Growth Index	25.89%	5.46%	9.42%

AssetsNet	$ 127,295,935
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 282,927
InvestmentCompanyPortfolioTurnover	1337.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$127,295,935 Total Number of Portfolio Holdings97 Portfolio Turnover Rate1,337% Total Advisory Fees Paid$282,927
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.2%
Energy	5.6%
Basic Materials	5.7%
Technology	10.1%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	25.8%
Industrial	31.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
TechnipFMC plc	2.4%
Valaris Ltd.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.2%
Woodward, Inc.	2.1%
MasTec, Inc.	2.0%
Five Below, Inc.	2.0%
InterDigital, Inc.	2.0%
Carpenter Technology Corp.	2.0%
Halozyme Therapeutics, Inc.	1.9%
Sterling Infrastructure, Inc.	1.8%
Total	20.8%

Material Fund Change [Text Block]
C000010453
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class C
Trading Symbol	RYCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$255	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 255
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and energy. Those that detracted the most were consumer staples and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc. Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutcis, Inc., Doximity, Inc.—Class A, and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Growth Fund (Class C)	S&P 500 Index	S&P MidCap 400 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,016	$11,717	$11,263
3/31/18	$12,610	$13,357	$13,191
3/31/19	$11,991	$14,625	$12,842
3/31/20	$8,760	$13,605	$9,562
3/31/21	$16,830	$21,271	$18,841
3/31/22	$15,355	$24,599	$17,569
3/31/23	$13,666	$22,698	$16,007
3/31/24	$18,654	$29,480	$22,409
3/31/25	$15,872	$31,913	$19,525
3/31/26	$19,528	$37,594	$24,581

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	23.07%	3.02%	6.92%
Class C (with CDSC) ‡	22.07%	3.02%	6.92%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Growth Index	25.89%	5.46%	9.42%

AssetsNet	$ 127,295,935
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 282,927
InvestmentCompanyPortfolioTurnover	1337.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$127,295,935 Total Number of Portfolio Holdings97 Portfolio Turnover Rate1,337% Total Advisory Fees Paid$282,927
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.2%
Energy	5.6%
Basic Materials	5.7%
Technology	10.1%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	25.8%
Industrial	31.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
TechnipFMC plc	2.4%
Valaris Ltd.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.2%
Woodward, Inc.	2.1%
MasTec, Inc.	2.0%
Five Below, Inc.	2.0%
InterDigital, Inc.	2.0%
Carpenter Technology Corp.	2.0%
Halozyme Therapeutics, Inc.	1.9%
Sterling Infrastructure, Inc.	1.8%
Total	20.8%

Material Fund Change [Text Block]
C000010451
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class H
Trading Symbol	RYBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$173	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 173
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and energy. Those that detracted the most were consumer staples and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc. Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutcis, Inc., Doximity, Inc.—Class A, and Sprouts Farmers Market, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Growth Fund (Class H)	S&P 500 Index	S&P MidCap 400 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,099	$11,717	$11,263
3/31/18	$12,799	$13,357	$13,191
3/31/19	$12,263	$14,625	$12,842
3/31/20	$9,028	$13,605	$9,562
3/31/21	$17,472	$21,271	$18,841
3/31/22	$16,058	$24,599	$17,569
3/31/23	$14,401	$22,698	$16,007
3/31/24	$19,792	$29,480	$22,409
3/31/25	$16,969	$31,913	$19,525
3/31/26	$21,048	$37,594	$24,581

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	24.04%	3.79%	7.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Growth Index	25.89%	5.46%	9.42%

AssetsNet	$ 127,295,935
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 282,927
InvestmentCompanyPortfolioTurnover	1337.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$127,295,935 Total Number of Portfolio Holdings97 Portfolio Turnover Rate1,337% Total Advisory Fees Paid$282,927
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	10.2%
Energy	5.6%
Basic Materials	5.7%
Technology	10.1%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	25.8%
Industrial	31.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
TechnipFMC plc	2.4%
Valaris Ltd.	2.4%
Arrowhead Pharmaceuticals, Inc.	2.2%
Woodward, Inc.	2.1%
MasTec, Inc.	2.0%
Five Below, Inc.	2.0%
InterDigital, Inc.	2.0%
Carpenter Technology Corp.	2.0%
Halozyme Therapeutics, Inc.	1.9%
Sterling Infrastructure, Inc.	1.8%
Total	20.8%

Material Fund Change [Text Block]
C000010449
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class A
Trading Symbol	RYMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$165	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 165
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, consumer discretionary, and information technology. Those that detracted the most were health care, industrials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were PBF Energy, Inc.—Class A, HF Sinclair Corp., and Macy’s, Inc. Those that detracted the most were Concentrix Corp., ManpowerGroup, Inc., and Perrigo Co, Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Value Fund (Class A)‡	S&P 500 Index	S&P MidCap 400 Pure Value Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,557	$11,717	$12,400
3/31/18	$12,208	$13,357	$13,320
3/31/19	$12,188	$14,625	$13,557
3/31/20	$7,209	$13,605	$8,199
3/31/21	$16,573	$21,271	$19,383
3/31/22	$17,678	$24,599	$21,063
3/31/23	$17,445	$22,698	$21,227
3/31/24	$22,069	$29,480	$27,346
3/31/25	$21,099	$31,913	$26,649
3/31/26	$24,244	$37,594	$31,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	14.91%	7.90%	9.79%
Class A (with sales charge) ‡	9.44%	6.86%	9.26%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Value Index	16.88%	9.95%	12.03%

AssetsNet	$ 6,272,909
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 80,396
InvestmentCompanyPortfolioTurnover	2930.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$6,272,909 Total Number of Portfolio Holdings100 Portfolio Turnover Rate2,930% Total Advisory Fees Paid$80,396
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.4%
Basic Materials	6.9%
Consumer, Non-cyclical	10.1%
Energy	13.7%
Industrial	20.7%
Financial	20.7%
Consumer, Cyclical	23.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
PBF Energy, Inc. — Class A	3.3%
Avnet, Inc.	3.0%
Arrow Electronics, Inc.	2.9%
Olin Corp.	2.4%
HF Sinclair Corp.	2.4%
Lear Corp.	2.2%
Brighthouse Financial, Inc.	2.0%
Chord Energy Corp.	2.0%
Concentrix Corp.	1.9%
TD SYNNEX Corp.	1.9%
Total	24.0%

Material Fund Change [Text Block]
C000010450
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class C
Trading Symbol	RYMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$245	2.29%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 245
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, consumer discretionary, and information technology. Those that detracted the most were health care, industrials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were PBF Energy, Inc.—Class A, HF Sinclair Corp., and Macy’s, Inc. Those that detracted the most were Concentrix Corp., ManpowerGroup, Inc., and Perrigo Co, Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Value Fund (Class C)	S&P 500 Index	S&P MidCap 400 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,046	$11,717	$12,400
3/31/18	$12,627	$13,357	$13,320
3/31/19	$12,516	$14,625	$13,557
3/31/20	$7,345	$13,605	$8,199
3/31/21	$16,764	$21,271	$19,383
3/31/22	$17,748	$24,599	$21,063
3/31/23	$17,381	$22,698	$21,227
3/31/24	$21,827	$29,480	$27,346
3/31/25	$20,712	$31,913	$26,649
3/31/26	$23,618	$37,594	$31,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	14.04%	7.09%	8.97%
Class C (with CDSC) ‡	13.04%	7.09%	8.97%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Value Index	16.88%	9.95%	12.03%

AssetsNet	$ 6,272,909
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 80,396
InvestmentCompanyPortfolioTurnover	2930.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$6,272,909 Total Number of Portfolio Holdings100 Portfolio Turnover Rate2,930% Total Advisory Fees Paid$80,396
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.4%
Basic Materials	6.9%
Consumer, Non-cyclical	10.1%
Energy	13.7%
Industrial	20.7%
Financial	20.7%
Consumer, Cyclical	23.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
PBF Energy, Inc. — Class A	3.3%
Avnet, Inc.	3.0%
Arrow Electronics, Inc.	2.9%
Olin Corp.	2.4%
HF Sinclair Corp.	2.4%
Lear Corp.	2.2%
Brighthouse Financial, Inc.	2.0%
Chord Energy Corp.	2.0%
Concentrix Corp.	1.9%
TD SYNNEX Corp.	1.9%
Total	24.0%

Material Fund Change [Text Block]
C000010448
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class H
Trading Symbol	RYAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$165	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 165
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were energy, consumer discretionary, and information technology. Those that detracted the most were health care, industrials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were PBF Energy, Inc.—Class A, HF Sinclair Corp., and Macy’s, Inc. Those that detracted the most were Concentrix Corp., ManpowerGroup, Inc., and Perrigo Co, Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P MidCap 400® Pure Value Fund (Class H)	S&P 500 Index	S&P MidCap 400 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,136	$11,717	$12,400
3/31/18	$12,814	$13,357	$13,320
3/31/19	$12,793	$14,625	$13,557
3/31/20	$7,566	$13,605	$8,199
3/31/21	$17,395	$21,271	$19,383
3/31/22	$18,557	$24,599	$21,063
3/31/23	$18,315	$22,698	$21,227
3/31/24	$23,181	$29,480	$27,346
3/31/25	$22,155	$31,913	$26,649
3/31/26	$25,446	$37,594	$31,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	14.86%	7.90%	9.79%
S&P 500 Index	17.80%	12.06%	14.16%
S&P MidCap 400 Pure Value Index	16.88%	9.95%	12.03%

AssetsNet	$ 6,272,909
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 80,396
InvestmentCompanyPortfolioTurnover	2930.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$6,272,909 Total Number of Portfolio Holdings100 Portfolio Turnover Rate2,930% Total Advisory Fees Paid$80,396
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.4%
Basic Materials	6.9%
Consumer, Non-cyclical	10.1%
Energy	13.7%
Industrial	20.7%
Financial	20.7%
Consumer, Cyclical	23.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
PBF Energy, Inc. — Class A	3.3%
Avnet, Inc.	3.0%
Arrow Electronics, Inc.	2.9%
Olin Corp.	2.4%
HF Sinclair Corp.	2.4%
Lear Corp.	2.2%
Brighthouse Financial, Inc.	2.0%
Chord Energy Corp.	2.0%
Concentrix Corp.	1.9%
TD SYNNEX Corp.	1.9%
Total	24.0%

Material Fund Change [Text Block]
C000010446
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class A
Trading Symbol	RYSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 169
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were consumer staples and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Powell Industries, Inc., and Acadian Asset Management, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Progyny, Inc., and Vital Farms, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Growth Fund (Class A)‡	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,948	$11,717	$12,795
3/31/18	$13,549	$13,357	$14,746
3/31/19	$13,232	$14,625	$14,672
3/31/20	$8,896	$13,605	$10,022
3/31/21	$18,103	$21,271	$20,808
3/31/22	$16,098	$24,599	$18,847
3/31/23	$13,548	$22,698	$16,097
3/31/24	$16,764	$29,480	$20,208
3/31/25	$15,990	$31,913	$19,655
3/31/26	$19,302	$37,594	$24,170

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	20.71%	1.29%	7.32%
Class A (with sales charge) ‡	14.98%	0.31%	6.80%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Growth Index	22.97%	3.04%	9.23%

AssetsNet	$ 4,973,734
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 68,302
InvestmentCompanyPortfolioTurnover	1133.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$4,973,734 Total Number of Portfolio Holdings135 Portfolio Turnover Rate1,133% Total Advisory Fees Paid$68,302
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.1%
Consumer, Cyclical	8.2%
Communications	8.3%
Technology	10.2%
Financial	19.7%
Industrial	20.7%
Consumer, Non-cyclical	28.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
DigitalOcean Holdings, Inc.	1.7%
Argan, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.6%
Clear Secure, Inc. — Class A	1.6%
Powell Industries, Inc.	1.5%
Phibro Animal Health Corp. — Class A	1.5%
Uniti Group, Inc.	1.4%
Primoris Services Corp.	1.4%
PTC Therapeutics, Inc.	1.4%
ACM Research, Inc. — Class A	1.4%
Total	15.1%

Material Fund Change [Text Block]
C000010447
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class C
Trading Symbol	RYWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$251	2.28%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 251
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were consumer staples and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Powell Industries, Inc., and Acadian Asset Management, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Progyny, Inc., and Vital Farms, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Growth Fund (Class C)	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,451	$11,717	$12,795
3/31/18	$14,010	$13,357	$14,746
3/31/19	$13,581	$14,625	$14,672
3/31/20	$9,061	$13,605	$10,022
3/31/21	$18,304	$21,271	$20,808
3/31/22	$16,153	$24,599	$18,847
3/31/23	$13,495	$22,698	$16,097
3/31/24	$16,573	$29,480	$20,208
3/31/25	$15,689	$31,913	$19,655
3/31/26	$18,798	$37,594	$24,170

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	19.85%	0.53%	6.51%
Class C (with CDSC) ‡	18.85%	0.53%	6.51%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Growth Index	22.97%	3.04%	9.23%

AssetsNet	$ 4,973,734
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 68,302
InvestmentCompanyPortfolioTurnover	1133.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$4,973,734 Total Number of Portfolio Holdings135 Portfolio Turnover Rate1,133% Total Advisory Fees Paid$68,302
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.1%
Consumer, Cyclical	8.2%
Communications	8.3%
Technology	10.2%
Financial	19.7%
Industrial	20.7%
Consumer, Non-cyclical	28.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
DigitalOcean Holdings, Inc.	1.7%
Argan, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.6%
Clear Secure, Inc. — Class A	1.6%
Powell Industries, Inc.	1.5%
Phibro Animal Health Corp. — Class A	1.5%
Uniti Group, Inc.	1.4%
Primoris Services Corp.	1.4%
PTC Therapeutics, Inc.	1.4%
ACM Research, Inc. — Class A	1.4%
Total	15.1%

Material Fund Change [Text Block]
C000010445
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Growth Fund
Class Name	Class H
Trading Symbol	RYWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 170
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were consumer staples and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Powell Industries, Inc., and Acadian Asset Management, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Progyny, Inc., and Vital Farms, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Growth Fund (Class H)	S&P 500 Index	S&P SmallCap 600 Pure Growth Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,546	$11,717	$12,795
3/31/18	$14,224	$13,357	$14,746
3/31/19	$13,893	$14,625	$14,672
3/31/20	$9,340	$13,605	$10,022
3/31/21	$19,004	$21,271	$20,808
3/31/22	$16,903	$24,599	$18,847
3/31/23	$14,206	$22,698	$16,097
3/31/24	$17,583	$29,480	$20,208
3/31/25	$16,768	$31,913	$19,655
3/31/26	$20,233	$37,594	$24,170

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	20.66%	1.26%	7.30%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Growth Index	22.97%	3.04%	9.23%

AssetsNet	$ 4,973,734
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 68,302
InvestmentCompanyPortfolioTurnover	1133.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$4,973,734 Total Number of Portfolio Holdings135 Portfolio Turnover Rate1,133% Total Advisory Fees Paid$68,302
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	3.1%
Consumer, Cyclical	8.2%
Communications	8.3%
Technology	10.2%
Financial	19.7%
Industrial	20.7%
Consumer, Non-cyclical	28.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
DigitalOcean Holdings, Inc.	1.7%
Argan, Inc.	1.6%
Protagonist Therapeutics, Inc.	1.6%
Clear Secure, Inc. — Class A	1.6%
Powell Industries, Inc.	1.5%
Phibro Animal Health Corp. — Class A	1.5%
Uniti Group, Inc.	1.4%
Primoris Services Corp.	1.4%
PTC Therapeutics, Inc.	1.4%
ACM Research, Inc. — Class A	1.4%
Total	15.1%

Material Fund Change [Text Block]
C000010430
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class A
Trading Symbol	RYSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$172	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 172
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, energy, and industrials. The health care industry detracted the most. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were B&G Foods, Inc., AMN Healthcare Services, Inc., and Accendra Health, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Value Fund (Class A)‡	S&P 500 Index	S&P SmallCap 600 Pure Value Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$11,205	$11,717	$12,016
3/31/18	$11,370	$13,357	$12,457
3/31/19	$10,638	$14,625	$11,854
3/31/20	$5,549	$13,605	$6,369
3/31/21	$13,820	$21,271	$16,363
3/31/22	$15,013	$24,599	$18,174
3/31/23	$14,049	$22,698	$17,376
3/31/24	$16,670	$29,480	$20,942
3/31/25	$15,285	$31,913	$19,558
3/31/26	$19,174	$37,594	$25,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	25.45%	6.77%	7.24%
Class A (with sales charge) ‡	19.50%	5.73%	6.73%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Value Index	28.77%	8.98%	9.65%

AssetsNet	$ 5,492,644
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 76,690
InvestmentCompanyPortfolioTurnover	3783.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,492,644 Total Number of Portfolio Holdings161 Portfolio Turnover Rate3,783% Total Advisory Fees Paid$76,690
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.7%
Basic Materials	5.1%
Energy	9.6%
Financial	11.4%
Industrial	13.0%
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	29.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Acadia Healthcare Company, Inc.	1.7%
Patterson-UTI Energy, Inc.	1.6%
Ichor Holdings Ltd.	1.5%
Edgewell Personal Care Co.	1.4%
ManpowerGroup, Inc.	1.3%
Koppers Holdings, Inc.	1.3%
SM Energy Co.	1.3%
MarineMax, Inc.	1.2%
AdaptHealth Corp.	1.2%
Crescent Energy Co. — Class A	1.2%
Total	13.7%

Material Fund Change [Text Block]
C000010431
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class C
Trading Symbol	RYYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$254	2.26%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 254
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, energy, and industrials. The health care industry detracted the most. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were B&G Foods, Inc., AMN Healthcare Services, Inc., and Accendra Health, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Value Fund (Class C)	S&P 500 Index	S&P SmallCap 600 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,677	$11,717	$12,016
3/31/18	$11,755	$13,357	$12,457
3/31/19	$10,917	$14,625	$11,854
3/31/20	$5,651	$13,605	$6,369
3/31/21	$13,979	$21,271	$16,363
3/31/22	$15,073	$24,599	$18,174
3/31/23	$13,999	$22,698	$17,376
3/31/24	$16,485	$29,480	$20,942
3/31/25	$15,004	$31,913	$19,558
3/31/26	$18,682	$37,594	$25,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	24.51%	5.97%	6.45%
Class C (with CDSC) ‡	23.51%	5.97%	6.45%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Value Index	28.77%	8.98%	9.65%

AssetsNet	$ 5,492,644
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 76,690
InvestmentCompanyPortfolioTurnover	3783.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,492,644 Total Number of Portfolio Holdings161 Portfolio Turnover Rate3,783% Total Advisory Fees Paid$76,690
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.7%
Basic Materials	5.1%
Energy	9.6%
Financial	11.4%
Industrial	13.0%
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	29.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Acadia Healthcare Company, Inc.	1.7%
Patterson-UTI Energy, Inc.	1.6%
Ichor Holdings Ltd.	1.5%
Edgewell Personal Care Co.	1.4%
ManpowerGroup, Inc.	1.3%
Koppers Holdings, Inc.	1.3%
SM Energy Co.	1.3%
MarineMax, Inc.	1.2%
AdaptHealth Corp.	1.2%
Crescent Energy Co. — Class A	1.2%
Total	13.7%

Material Fund Change [Text Block]
C000010429
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(83, 40, 79); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pure Value Fund
Class Name	Class H
Trading Symbol	RYAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 171
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, energy, and industrials. The health care industry detracted the most. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were B&G Foods, Inc., AMN Healthcare Services, Inc., and Accendra Health, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Line Graph [Table Text Block]
Table Summary
	S&P SmallCap 600® Pure Value Fund (Class H)	S&P 500 Index	S&P SmallCap 600 Pure Value Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,760	$11,717	$12,016
3/31/18	$11,951	$13,357	$12,457
3/31/19	$11,183	$14,625	$11,854
3/31/20	$5,830	$13,605	$6,369
3/31/21	$14,526	$21,271	$16,363
3/31/22	$15,782	$24,599	$18,174
3/31/23	$14,766	$22,698	$17,376
3/31/24	$17,517	$29,480	$20,942
3/31/25	$16,061	$31,913	$19,558
3/31/26	$20,150	$37,594	$25,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	25.45%	6.76%	7.26%
S&P 500 Index	17.80%	12.06%	14.16%
S&P SmallCap 600 Pure Value Index	28.77%	8.98%	9.65%

AssetsNet	$ 5,492,644
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 76,690
InvestmentCompanyPortfolioTurnover	3783.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$5,492,644 Total Number of Portfolio Holdings161 Portfolio Turnover Rate3,783% Total Advisory Fees Paid$76,690
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	8.7%
Basic Materials	5.1%
Energy	9.6%
Financial	11.4%
Industrial	13.0%
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	29.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Acadia Healthcare Company, Inc.	1.7%
Patterson-UTI Energy, Inc.	1.6%
Ichor Holdings Ltd.	1.5%
Edgewell Personal Care Co.	1.4%
ManpowerGroup, Inc.	1.3%
Koppers Holdings, Inc.	1.3%
SM Energy Co.	1.3%
MarineMax, Inc.	1.2%
AdaptHealth Corp.	1.2%
Crescent Energy Co. — Class A	1.2%
Total	13.7%

Material Fund Change [Text Block]
C000129378
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 164
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Credit default swap spreads were mixed for the emerging market countries that are part of the emerging markets credit default swap, with most experiencing modest moves. Bahrain saw a notable increase in credit default swap spreads due to geopolitical events in the Middle East. Nigeria, Egypt, and Panama experienced some of the larger decreases in credit default swap spreads. Abu Dhabi was removed from the emerging markets credit default swap, while Pakistan, Uruguay, Angola, Costa Rica, Ecuador, El Salvador, Guatemala, Kazakhstan, and Kenya were added.

Line Graph [Table Text Block]
Table Summary
	Emerging Markets Bond Strategy Fund (Class A)‡	Bloomberg Emerging Markets USD Aggregate Bond Index	ICE BofA BBB & Lower Sovereign USD External Debt Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$9,964	$10,858	$10,830
3/31/18	$10,181	$11,203	$11,234
3/31/19	$10,394	$11,694	$11,623
3/31/20	$9,624	$11,356	$10,738
3/31/21	$10,675	$12,899	$12,375
3/31/22	$9,507	$11,930	$11,372
3/31/23	$8,924	$11,376	$10,613
3/31/24	$9,693	$12,335	$11,941
3/31/25	$10,117	$13,251	$12,805
3/31/26	$10,726	$14,194	$14,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.03%	0.10%	1.20%
Class A (with sales charge) ‡	0.99%	-0.87%	0.70%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.11%	1.93%	3.56%
ICE BofA BBB & Lower Sovereign USD External Debt Index	10.17%	2.66%	3.50%

AssetsNet	$ 268,904
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,054
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$268,904 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$6,054
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	37.5%
Interest Rate Futures Contracts Purchased	41.3%
Centrally Cleared Credit Default Swap Agreements Protection Sold	74.4%

Material Fund Change [Text Block]
C000129379
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$239	2.33%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 239
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Credit default swap spreads were mixed for the emerging market countries that are part of the emerging markets credit default swap, with most experiencing modest moves. Bahrain saw a notable increase in credit default swap spreads due to geopolitical events in the Middle East. Nigeria, Egypt, and Panama experienced some of the larger decreases in credit default swap spreads. Abu Dhabi was removed from the emerging markets credit default swap, while Pakistan, Uruguay, Angola, Costa Rica, Ecuador, El Salvador, Guatemala, Kazakhstan, and Kenya were added.

Line Graph [Table Text Block]
Table Summary
	Emerging Markets Bond Strategy Fund (Class C)	Bloomberg Emerging Markets USD Aggregate Bond Index	ICE BofA BBB & Lower Sovereign USD External Debt Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,409	$10,858	$10,830
3/31/18	$10,555	$11,203	$11,234
3/31/19	$10,697	$11,694	$11,623
3/31/20	$9,828	$11,356	$10,738
3/31/21	$10,820	$12,899	$12,375
3/31/22	$9,566	$11,930	$11,372
3/31/23	$8,911	$11,376	$10,613
3/31/24	$9,604	$12,335	$11,941
3/31/25	$9,949	$13,251	$12,805
3/31/26	$10,470	$14,194	$14,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.24%	-0.65%	0.46%
Class C (with CDSC) ‡	4.24%	-0.65%	0.46%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.11%	1.93%	3.56%
ICE BofA BBB & Lower Sovereign USD External Debt Index	10.17%	2.66%	3.50%

AssetsNet	$ 268,904
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,054
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$268,904 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$6,054
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	37.5%
Interest Rate Futures Contracts Purchased	41.3%
Centrally Cleared Credit Default Swap Agreements Protection Sold	74.4%

Material Fund Change [Text Block]
C000129380
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$164	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 164
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Credit default swap spreads were mixed for the emerging market countries that are part of the emerging markets credit default swap, with most experiencing modest moves. Bahrain saw a notable increase in credit default swap spreads due to geopolitical events in the Middle East. Nigeria, Egypt, and Panama experienced some of the larger decreases in credit default swap spreads. Abu Dhabi was removed from the emerging markets credit default swap, while Pakistan, Uruguay, Angola, Costa Rica, Ecuador, El Salvador, Guatemala, Kazakhstan, and Kenya were added.

Line Graph [Table Text Block]
Table Summary
	Emerging Markets Bond Strategy Fund (Class H)	Bloomberg Emerging Markets USD Aggregate Bond Index	ICE BofA BBB & Lower Sovereign USD External Debt Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,485	$10,858	$10,830
3/31/18	$10,715	$11,203	$11,234
3/31/19	$10,939	$11,694	$11,623
3/31/20	$10,124	$11,356	$10,738
3/31/21	$11,231	$12,899	$12,375
3/31/22	$10,003	$11,930	$11,372
3/31/23	$9,404	$11,376	$10,613
3/31/24	$10,211	$12,335	$11,941
3/31/25	$10,658	$13,251	$12,805
3/31/26	$11,301	$14,194	$14,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.03%	0.12%	1.23%
Bloomberg Emerging Markets USD Aggregate Bond Index	7.11%	1.93%	3.56%
ICE BofA BBB & Lower Sovereign USD External Debt Index	10.17%	2.66%	3.50%

AssetsNet	$ 268,904
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 6,054
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$268,904 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$6,054
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	37.5%
Interest Rate Futures Contracts Purchased	41.3%
Centrally Cleared Credit Default Swap Agreements Protection Sold	74.4%

Material Fund Change [Text Block]
C000010307
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Investor Class
Trading Symbol	RYGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$98	0.99%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 98
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Government Long Bond 1.2x Strategy Fund (Investor Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,160	$10,044	$9,382
3/31/18	$9,436	$10,165	$9,714
3/31/19	$9,996	$10,620	$10,323
3/31/20	$14,579	$11,569	$14,402
3/31/21	$10,975	$11,651	$11,439
3/31/22	$10,787	$11,168	$11,485
3/31/23	$8,018	$10,633	$9,166
3/31/24	$7,080	$10,814	$8,457
3/31/25	$6,871	$11,342	$8,448
3/31/26	$6,664	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	-3.02%	-9.50%	-3.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 114,774,558
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 107,475
InvestmentCompanyPortfolioTurnover	1438.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$114,774,558 Total Number of Portfolio Holdings6 Portfolio Turnover Rate1,438% Total Advisory Fees Paid$107,475
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94.9%

Material Fund Change [Text Block]
C000010309
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class A
Trading Symbol	RYABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$123	1.25%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 123
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Government Long Bond 1.2x Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$8,711	$10,044	$9,382
3/31/18	$8,954	$10,165	$9,714
3/31/19	$9,458	$10,620	$10,323
3/31/20	$13,760	$11,569	$14,402
3/31/21	$10,324	$11,651	$11,439
3/31/22	$10,122	$11,168	$11,485
3/31/23	$7,501	$10,633	$9,166
3/31/24	$6,599	$10,814	$8,457
3/31/25	$6,393	$11,342	$8,448
3/31/26	$6,186	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.23%	-9.74%	-4.22%
Class A (with sales charge) ‡	-7.82%	-10.60%	-4.69%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 114,774,558
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 107,475
InvestmentCompanyPortfolioTurnover	1438.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$114,774,558 Total Number of Portfolio Holdings6 Portfolio Turnover Rate1,438% Total Advisory Fees Paid$107,475
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94.9%

Material Fund Change [Text Block]
C000010310
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$195	1.99%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 195
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Government Long Bond 1.2x Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,076	$10,044	$9,382
3/31/18	$9,255	$10,165	$9,714
3/31/19	$9,710	$10,620	$10,323
3/31/20	$14,023	$11,569	$14,402
3/31/21	$10,440	$11,651	$11,439
3/31/22	$10,157	$11,168	$11,485
3/31/23	$7,471	$10,633	$9,166
3/31/24	$6,525	$10,814	$8,457
3/31/25	$6,271	$11,342	$8,448
3/31/26	$6,023	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.93%	-10.42%	-4.94%
Class C (with CDSC) ‡	-4.86%	-10.42%	-4.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 114,774,558
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 107,475
InvestmentCompanyPortfolioTurnover	1438.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$114,774,558 Total Number of Portfolio Holdings6 Portfolio Turnover Rate1,438% Total Advisory Fees Paid$107,475
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94.9%

Material Fund Change [Text Block]
C000149021
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class H
Trading Symbol	RYHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$125	1.27%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 125
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Government Long Bond 1.2x Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,145	$10,044	$9,382
3/31/18	$9,396	$10,165	$9,714
3/31/19	$9,925	$10,620	$10,323
3/31/20	$14,445	$11,569	$14,402
3/31/21	$10,836	$11,651	$11,439
3/31/22	$10,625	$11,168	$11,485
3/31/23	$7,875	$10,633	$9,166
3/31/24	$6,941	$10,814	$8,457
3/31/25	$6,723	$11,342	$8,448
3/31/26	$6,503	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-3.25%	-9.71%	-4.21%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 114,774,558
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 107,475
InvestmentCompanyPortfolioTurnover	1438.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$114,774,558 Total Number of Portfolio Holdings6 Portfolio Turnover Rate1,438% Total Advisory Fees Paid$107,475
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Interest Rate Futures Contracts Purchased	26.3%
U.S. Government Securities	94.0%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
U.S. Treasury Bonds 4.75% due 02/15/56	94.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Guggenheim Strategy Fund II	0.4%
Total	94.9%

Material Fund Change [Text Block]
C000010326
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Investor Class
Trading Symbol	RYJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$517	5.01%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 517
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Inverse Government Long Bond Strategy Fund (Investor Class)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,508	$10,044	$9,382
3/31/18	$10,108	$10,165	$9,714
3/31/19	$9,656	$10,620	$10,323
3/31/20	$6,688	$11,569	$14,402
3/31/21	$8,172	$11,651	$11,439
3/31/22	$7,807	$11,168	$11,485
3/31/23	$9,772	$10,633	$9,166
3/31/24	$11,406	$10,814	$8,457
3/31/25	$12,298	$11,342	$8,448
3/31/26	$13,084	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Investor Class	6.40%	9.87%	2.72%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 17,525,019
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 120,990
InvestmentCompanyPortfolioTurnover	561.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$17,525,019 Total Number of Portfolio Holdings8 Portfolio Turnover Rate561% Total Advisory Fees Paid$120,990
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%

Material Fund Change [Text Block]
C000010328
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$541	5.25%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 541
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Inverse Government Long Bond Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$9,986	$10,044	$9,382
3/31/18	$9,580	$10,165	$9,714
3/31/19	$9,125	$10,620	$10,323
3/31/20	$6,306	$11,569	$14,402
3/31/21	$7,690	$11,651	$11,439
3/31/22	$7,328	$11,168	$11,485
3/31/23	$9,149	$10,633	$9,166
3/31/24	$10,651	$10,814	$8,457
3/31/25	$11,456	$11,342	$8,448
3/31/26	$12,158	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.12%	9.59%	2.47%
Class A (with sales charge) ‡	1.08%	8.53%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 17,525,019
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 120,990
InvestmentCompanyPortfolioTurnover	561.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$17,525,019 Total Number of Portfolio Holdings8 Portfolio Turnover Rate561% Total Advisory Fees Paid$120,990
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%

Material Fund Change [Text Block]
C000010329
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$617	6.01%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 617
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Inverse Government Long Bond Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,404	$10,044	$9,382
3/31/18	$9,908	$10,165	$9,714
3/31/19	$9,369	$10,620	$10,323
3/31/20	$6,426	$11,569	$14,402
3/31/21	$7,775	$11,651	$11,439
3/31/22	$7,355	$11,168	$11,485
3/31/23	$9,113	$10,633	$9,166
3/31/24	$10,531	$10,814	$8,457
3/31/25	$11,242	$11,342	$8,448
3/31/26	$11,841	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.32%	8.77%	1.70%
Class C (with CDSC) ‡	4.33%	8.77%	1.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 17,525,019
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 120,990
InvestmentCompanyPortfolioTurnover	561.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$17,525,019 Total Number of Portfolio Holdings8 Portfolio Turnover Rate561% Total Advisory Fees Paid$120,990
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%

Material Fund Change [Text Block]
C000149022
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$540	5.24%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 540
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

Long-term U.S. Treasury yields ended the reporting period higher than where they began, reaching their lows in April of 2025 before hitting period highs in May of 2025. Yields fluctuated through the remainder of 2025, driven by mixed or missing economic data and evolving views on monetary policy easing. During the third and fourth quarters of 2025, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing employment risks and a desire to support continued economic expansion. Long-term U.S. Treasury yields ended the period near recent highs as geopolitical uncertainty weighed on inflation and growth outlooks.

Line Graph [Table Text Block]
Table Summary
	Inverse Government Long Bond Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,513	$10,044	$9,382
3/31/18	$10,078	$10,165	$9,714
3/31/19	$9,604	$10,620	$10,323
3/31/20	$6,633	$11,569	$14,402
3/31/21	$8,104	$11,651	$11,439
3/31/22	$7,724	$11,168	$11,485
3/31/23	$9,644	$10,633	$9,166
3/31/24	$11,228	$10,814	$8,457
3/31/25	$12,077	$11,342	$8,448
3/31/26	$12,816	$11,835	$8,392

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.11%	9.60%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index	-0.66%	-6.01%	-1.74%

AssetsNet	$ 17,525,019
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 120,990
InvestmentCompanyPortfolioTurnover	561.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$17,525,019 Total Number of Portfolio Holdings8 Portfolio Turnover Rate561% Total Advisory Fees Paid$120,990
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
U.S. Government Securities Sold Short	-82.4%
Interest Rate Futures Contracts Sold Short	-17.9%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.7%
Total	38.1%

Material Fund Change [Text Block]
C000043615
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$157	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 157
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Line Graph [Table Text Block]
Table Summary
	High Yield Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,311	$10,044	$11,639
3/31/18	$10,525	$10,165	$12,079
3/31/19	$11,281	$10,620	$12,796
3/31/20	$10,631	$11,569	$11,908
3/31/21	$11,991	$11,651	$14,732
3/31/22	$11,454	$11,168	$14,635
3/31/23	$11,237	$10,633	$14,146
3/31/24	$12,398	$10,814	$15,723
3/31/25	$13,192	$11,342	$16,933
3/31/26	$14,055	$11,835	$18,119

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	6.54%	3.23%	3.97%
Class A (with sales charge) ‡	1.49%	2.23%	3.46%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

AssetsNet	$ 12,360,523
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 158,948
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,360,523 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-% Total Advisory Fees Paid$158,948
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	12.7%
Interest Rate Futures Contracts Purchased	81.4%
Centrally Cleared Credit Default Swap Agreements Protection Sold	85.7%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund III	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Guggenheim Strategy Fund II	10.6%
Total	37.5%

Material Fund Change [Text Block]
C000043616
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$234	2.27%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 234
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Line Graph [Table Text Block]
Table Summary
	High Yield Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,738	$10,044	$11,639
3/31/18	$10,883	$10,165	$12,079
3/31/19	$11,578	$10,620	$12,796
3/31/20	$10,832	$11,569	$11,908
3/31/21	$12,130	$11,651	$14,732
3/31/22	$11,501	$11,168	$14,635
3/31/23	$11,199	$10,633	$14,146
3/31/24	$12,264	$10,814	$15,723
3/31/25	$12,953	$11,342	$16,933
3/31/26	$13,697	$11,835	$18,119

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.74%	2.46%	3.20%
Class C (with CDSC) ‡	4.80%	2.46%	3.20%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

AssetsNet	$ 12,360,523
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 158,948
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,360,523 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-% Total Advisory Fees Paid$158,948
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	12.7%
Interest Rate Futures Contracts Purchased	81.4%
Centrally Cleared Credit Default Swap Agreements Protection Sold	85.7%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund III	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Guggenheim Strategy Fund II	10.6%
Total	37.5%

Material Fund Change [Text Block]
C000043617
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$157	1.52%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 157
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Line Graph [Table Text Block]
Table Summary
	High Yield Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,815	$10,044	$11,639
3/31/18	$11,040	$10,165	$12,079
3/31/19	$11,829	$10,620	$12,796
3/31/20	$11,151	$11,569	$11,908
3/31/21	$12,585	$11,651	$14,732
3/31/22	$12,022	$11,168	$14,635
3/31/23	$11,797	$10,633	$14,146
3/31/24	$13,014	$10,814	$15,723
3/31/25	$13,849	$11,342	$16,933
3/31/26	$14,756	$11,835	$18,119

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	6.56%	3.24%	3.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

AssetsNet	$ 12,360,523
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 158,948
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$12,360,523 Total Number of Portfolio Holdings15 Portfolio Turnover Rate-% Total Advisory Fees Paid$158,948
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
OTC Credit Index Swap Agreements	12.7%
Interest Rate Futures Contracts Purchased	81.4%
Centrally Cleared Credit Default Swap Agreements Protection Sold	85.7%

Largest Holdings [Text Block]

Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Strategy Fund III	16.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.8%
Guggenheim Strategy Fund II	10.6%
Total	37.5%

Material Fund Change [Text Block]
C000043618
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$158	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 158
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Line Graph [Table Text Block]
Table Summary
	Inverse High Yield Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$8,740	$10,044	$11,639
3/31/18	$8,542	$10,165	$12,079
3/31/19	$8,037	$10,620	$12,796
3/31/20	$8,242	$11,569	$11,908
3/31/21	$7,180	$11,651	$14,732
3/31/22	$7,214	$11,168	$14,635
3/31/23	$7,303	$10,633	$14,146
3/31/24	$7,110	$10,814	$15,723
3/31/25	$7,148	$11,342	$16,933
3/31/26	$7,029	$11,835	$18,119

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.66%	-0.43%	-2.99%
Class A (with sales charge) ‡	-6.33%	-1.39%	-3.46%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

AssetsNet	$ 1,914,435
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 12,293
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,914,435 Total Number of Portfolio Holdings6 Portfolio Turnover Rate-% Total Advisory Fees Paid$12,293
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Sold Short	-96.0%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-95.7%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	8.8%
Guggenheim Strategy Fund II	8.7%
Total	17.5%

Material Fund Change [Text Block]
C000043619
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$206	2.08%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 206
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Line Graph [Table Text Block]
Table Summary
	Inverse High Yield Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,103	$10,044	$11,639
3/31/18	$8,824	$10,165	$12,079
3/31/19	$8,239	$10,620	$12,796
3/31/20	$8,366	$11,569	$11,908
3/31/21	$7,175	$11,651	$14,732
3/31/22	$7,208	$11,168	$14,635
3/31/23	$7,247	$10,633	$14,146
3/31/24	$7,004	$10,814	$15,723
3/31/25	$6,989	$11,342	$16,933
3/31/26	$6,822	$11,835	$18,119

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.38%	-1.00%	-3.75%
Class C (with CDSC) ‡	-3.36%	-1.00%	-3.75%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

AssetsNet	$ 1,914,435
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 12,293
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,914,435 Total Number of Portfolio Holdings6 Portfolio Turnover Rate-% Total Advisory Fees Paid$12,293
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Sold Short	-96.0%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-95.7%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	8.8%
Guggenheim Strategy Fund II	8.7%
Total	17.5%

Material Fund Change [Text Block]
C000043620
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$153	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 153
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

High yield generated positive returns for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded. During the later part of first quarter of 2026 geopolitical events weighed on the high yield market. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to index returns.

Line Graph [Table Text Block]
Table Summary
	Inverse High Yield Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$9,310	$10,044	$11,639
3/31/18	$9,059	$10,165	$12,079
3/31/19	$8,522	$10,620	$12,796
3/31/20	$8,725	$11,569	$11,908
3/31/21	$7,540	$11,651	$14,732
3/31/22	$7,636	$11,168	$14,635
3/31/23	$7,737	$10,633	$14,146
3/31/24	$7,531	$10,814	$15,723
3/31/25	$7,561	$11,342	$16,933
3/31/26	$7,442	$11,835	$18,119

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-1.58%	-0.26%	-2.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Corporate High Yield Index	7.01%	4.23%	6.12%

AssetsNet	$ 1,914,435
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 12,293
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,914,435 Total Number of Portfolio Holdings6 Portfolio Turnover Rate-% Total Advisory Fees Paid$12,293
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Interest Rate Futures Contracts Sold Short	-96.0%
Centrally Cleared Credit Default Swap Agreements Protection Purchased	-95.7%

Largest Holdings [Text Block]	Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026
Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	8.8%
Guggenheim Strategy Fund II	8.7%
Total	17.5%

Material Fund Change [Text Block]
C000050422
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$218	1.82%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 218
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Line Graph [Table Text Block]
Table Summary
	Emerging Markets 2x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,971	$11,193	$12,065
3/31/18	$18,545	$12,751	$14,920
3/31/19	$15,104	$12,350	$14,149
3/31/20	$9,475	$10,511	$11,807
3/31/21	$24,887	$15,332	$20,164
3/31/22	$14,605	$15,798	$16,253
3/31/23	$11,634	$15,365	$15,668
3/31/24	$12,323	$17,715	$17,116
3/31/25	$14,906	$18,654	$20,160
3/31/26	$20,751	$22,943	$25,360

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	39.22%	-3.57%	8.10%
Class A (with sales charge) ‡	32.60%	-4.50%	7.57%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

AssetsNet	$ 9,487,668
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 99,268
InvestmentCompanyPortfolioTurnover	271.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,487,668 Total Number of Portfolio Holdings56 Portfolio Turnover Rate271% Total Advisory Fees Paid$99,268
Holdings [Text Block]

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
China	25.7%
United States	25.2%
Taiwan	18.2%
Brazil	10.4%
India	9.3%
South Korea	4.3%
Mexico	2.9%
South Africa	2.5%
Others	1.5%
Total Investments	100.0%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.3%
Financial	11.4%
Technology	17.2%
Communications	18.8%
OTC Equity Index Swap Agreements	138.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Taiwan Semiconductor Manufacturing Company Ltd., ADR	12.2%
Alibaba Group Holding Ltd., ADR	10.3%
HDFC Bank Ltd., ADR	3.2%
PDD Holdings, Inc., ADR	2.7%
ICICI Bank Ltd., ADR	2.4%
Vale S.A., ADR	2.0%
Infosys Ltd., ADR	1.6%
Itau Unibanco Holding S.A., ADR	1.6%
JD.com, Inc., ADR	1.5%
Petroleo Brasileiro S.A. - Petrobras, ADR	1.4%
Total	38.9%

Material Fund Change [Text Block]
C000050423
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$308	2.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 308
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Line Graph [Table Text Block]
Table Summary
	Emerging Markets 2x Strategy Fund (Class C)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,519	$11,193	$12,065
3/31/18	$19,180	$12,751	$14,920
3/31/19	$15,503	$12,350	$14,149
3/31/20	$9,654	$10,511	$11,807
3/31/21	$25,163	$15,332	$20,164
3/31/22	$14,659	$15,798	$16,253
3/31/23	$11,585	$15,365	$15,668
3/31/24	$12,172	$17,715	$17,116
3/31/25	$14,612	$18,654	$20,160
3/31/26	$20,186	$22,943	$25,360

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	38.14%	-4.31%	7.28%
Class C (with CDSC) ‡	37.14%	-4.31%	7.28%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

AssetsNet	$ 9,487,668
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 99,268
InvestmentCompanyPortfolioTurnover	271.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,487,668 Total Number of Portfolio Holdings56 Portfolio Turnover Rate271% Total Advisory Fees Paid$99,268
Holdings [Text Block]

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
China	25.7%
United States	25.2%
Taiwan	18.2%
Brazil	10.4%
India	9.3%
South Korea	4.3%
Mexico	2.9%
South Africa	2.5%
Others	1.5%
Total Investments	100.0%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.3%
Financial	11.4%
Technology	17.2%
Communications	18.8%
OTC Equity Index Swap Agreements	138.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Taiwan Semiconductor Manufacturing Company Ltd., ADR	12.2%
Alibaba Group Holding Ltd., ADR	10.3%
HDFC Bank Ltd., ADR	3.2%
PDD Holdings, Inc., ADR	2.7%
ICICI Bank Ltd., ADR	2.4%
Vale S.A., ADR	2.0%
Infosys Ltd., ADR	1.6%
Itau Unibanco Holding S.A., ADR	1.6%
JD.com, Inc., ADR	1.5%
Petroleo Brasileiro S.A. - Petrobras, ADR	1.4%
Total	38.9%

Material Fund Change [Text Block]
C000050424
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$223	1.86%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 223
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Line Graph [Table Text Block]
Table Summary
	Emerging Markets 2x Strategy Fund (Class H)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,604	$11,193	$12,065
3/31/18	$19,447	$12,751	$14,920
3/31/19	$15,839	$12,350	$14,149
3/31/20	$9,936	$10,511	$11,807
3/31/21	$26,090	$15,332	$20,164
3/31/22	$15,313	$15,798	$16,253
3/31/23	$12,188	$15,365	$15,668
3/31/24	$12,893	$17,715	$17,116
3/31/25	$15,569	$18,654	$20,160
3/31/26	$21,685	$22,943	$25,360

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	39.29%	-3.63%	8.05%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

AssetsNet	$ 9,487,668
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 99,268
InvestmentCompanyPortfolioTurnover	271.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$9,487,668 Total Number of Portfolio Holdings56 Portfolio Turnover Rate271% Total Advisory Fees Paid$99,268
Holdings [Text Block]

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
China	25.7%
United States	25.2%
Taiwan	18.2%
Brazil	10.4%
India	9.3%
South Korea	4.3%
Mexico	2.9%
South Africa	2.5%
Others	1.5%
Total Investments	100.0%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.3%
Financial	11.4%
Technology	17.2%
Communications	18.8%
OTC Equity Index Swap Agreements	138.8%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Taiwan Semiconductor Manufacturing Company Ltd., ADR	12.2%
Alibaba Group Holding Ltd., ADR	10.3%
HDFC Bank Ltd., ADR	3.2%
PDD Holdings, Inc., ADR	2.7%
ICICI Bank Ltd., ADR	2.4%
Vale S.A., ADR	2.0%
Infosys Ltd., ADR	1.6%
Itau Unibanco Holding S.A., ADR	1.6%
JD.com, Inc., ADR	1.5%
Petroleo Brasileiro S.A. - Petrobras, ADR	1.4%
Total	38.9%

Material Fund Change [Text Block]
C000050425
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$138	1.75%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 138
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Emerging Markets 2x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$5,931	$11,193	$12,065
3/31/18	$3,656	$12,751	$14,920
3/31/19	$3,794	$12,350	$14,149
3/31/20	$4,413	$10,511	$11,807
3/31/21	$1,176	$15,332	$20,164
3/31/22	$1,420	$15,798	$16,253
3/31/23	$1,256	$15,365	$15,668
3/31/24	$1,067	$17,715	$17,116
3/31/25	$748	$18,654	$20,160
3/31/26	$430	$22,943	$25,360

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-42.59%	-18.23%	-26.65%
Class A (with sales charge) ‡	-45.32%	-19.02%	-26.99%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

AssetsNet	$ 301,183
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,608
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$301,183 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$1,608
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-200.1%

Material Fund Change [Text Block]
C000050426
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$215	2.74%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 215
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Emerging Markets 2x Strategy Fund (Class C)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,183	$11,193	$12,065
3/31/18	$3,786	$12,751	$14,920
3/31/19	$3,895	$12,350	$14,149
3/31/20	$4,555	$10,511	$11,807
3/31/21	$1,206	$15,332	$20,164
3/31/22	$1,461	$15,798	$16,253
3/31/23	$1,279	$15,365	$15,668
3/31/24	$1,080	$17,715	$17,116
3/31/25	$752	$18,654	$20,160
3/31/26	$428	$22,943	$25,360

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-43.14%	-18.74%	-27.04%
Class C (with CDSC) ‡	-43.68%	-18.74%	-27.04%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

AssetsNet	$ 301,183
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,608
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$301,183 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$1,608
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-200.1%

Material Fund Change [Text Block]
C000050427
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$156	1.98%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 156
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, metals & mining, and oil, gas & consumable fuels. Those that detracted the most were hotels, restaurants & leisure, IT services, and broadline retail. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company, Ltd. ADR, ASE Technology Holdings ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com, Inc. ADR, and HDFC Bank Ltd. ADR. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging Markets 50 ADR Index.

Line Graph [Table Text Block]
Table Summary
	Inverse Emerging Markets 2x Strategy Fund (Class H)	MSCI World ex U.S. Index	S&P Emerging 50 ADR Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$6,220	$11,193	$12,065
3/31/18	$3,828	$12,751	$14,920
3/31/19	$3,976	$12,350	$14,149
3/31/20	$4,628	$10,511	$11,807
3/31/21	$1,251	$15,332	$20,164
3/31/22	$1,513	$15,798	$16,253
3/31/23	$1,343	$15,365	$15,668
3/31/24	$1,138	$17,715	$17,116
3/31/25	$798	$18,654	$20,160
3/31/26	$461	$22,943	$25,360

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-42.28%	-18.11%	-26.49%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
S&P Emerging 50 ADR Index	25.79%	4.69%	9.75%

AssetsNet	$ 301,183
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,608
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$301,183 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$1,608
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Equity Index Swap Agreements Sold Short	-200.1%

Material Fund Change [Text Block]
C000010347
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class A
Trading Symbol	RYAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$169	1.58%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 169
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, energy, and information technology. Consumer discretionary was the only sector to detract from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holdings NV, HSBC Holdings, PLC, and Novartis AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, SAP, and RELX Plc. The fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Line Graph [Table Text Block]
Table Summary
	Europe 1.25x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	STOXX Europe 50 Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,461	$11,193	$12,138
3/31/18	$11,666	$12,751	$12,024
3/31/19	$11,395	$12,350	$12,446
3/31/20	$9,318	$10,511	$10,711
3/31/21	$13,361	$15,332	$15,463
3/31/22	$14,295	$15,798	$15,783
3/31/23	$15,079	$15,365	$18,050
3/31/24	$17,243	$17,715	$21,969
3/31/25	$17,942	$18,654	$23,426
3/31/26	$20,393	$22,943	$25,643

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	13.66%	8.83%	7.91%
Class A (with sales charge) ‡	8.26%	7.77%	7.39%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
STOXX Europe 50 Index	9.46%	10.65%	9.87%

AssetsNet	$ 1,640,874
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 22,893
InvestmentCompanyPortfolioTurnover	1775.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,640,874 Total Number of Portfolio Holdings56 Portfolio Turnover Rate1,775% Total Advisory Fees Paid$22,893
Holdings [Text Block]

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
United States	58.1%
France	9.4%
United Kingdom	9.1%
Germany	7.2%
Netherlands	4.6%
Spain	3.4%
Switzerland	3.4%
Italy	2.1%
Others	2.7%
Total Investments	100.0%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.7%
Industrial	7.1%
Financial	9.9%
Consumer, Non-cyclical	12.8%
Equity Futures Contracts Purchased	79.2%
Currency Futures Contracts Purchased	79.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	4.3%
Guggenheim Strategy Fund II	4.2%
ASML Holding N.V. — Class G	3.3%
AstraZeneca plc	1.9%
Novartis AG, ADR	1.8%
HSBC Holdings plc, ADR	1.8%
Roche Holding AG, ADR	1.8%
Shell plc, ADR	1.7%
Nestle S.A., ADR	1.6%
TotalEnergies SE, ADR	1.3%
Total	23.7%

Material Fund Change [Text Block]
C000010348
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class C
Trading Symbol	RYCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$251	2.36%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 251
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, energy, and information technology. Consumer discretionary was the only sector to detract from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holdings NV, HSBC Holdings, PLC, and Novartis AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, SAP, and RELX Plc. The fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Line Graph [Table Text Block]
Table Summary
	Europe 1.25x Strategy Fund (Class C)	MSCI World ex U.S. Index	STOXX Europe 50 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,909	$11,193	$12,138
3/31/18	$12,076	$12,751	$12,024
3/31/19	$11,709	$12,350	$12,446
3/31/20	$9,511	$10,511	$10,711
3/31/21	$13,499	$15,332	$15,463
3/31/22	$14,338	$15,798	$15,783
3/31/23	$14,943	$15,365	$18,050
3/31/24	$16,958	$17,715	$21,969
3/31/25	$17,511	$18,654	$23,426
3/31/26	$19,759	$22,943	$25,643

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	12.84%	7.92%	7.05%
Class C (with CDSC) ‡	11.84%	7.92%	7.05%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
STOXX Europe 50 Index	9.46%	10.65%	9.87%

AssetsNet	$ 1,640,874
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 22,893
InvestmentCompanyPortfolioTurnover	1775.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,640,874 Total Number of Portfolio Holdings56 Portfolio Turnover Rate1,775% Total Advisory Fees Paid$22,893
Holdings [Text Block]

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
United States	58.1%
France	9.4%
United Kingdom	9.1%
Germany	7.2%
Netherlands	4.6%
Spain	3.4%
Switzerland	3.4%
Italy	2.1%
Others	2.7%
Total Investments	100.0%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.7%
Industrial	7.1%
Financial	9.9%
Consumer, Non-cyclical	12.8%
Equity Futures Contracts Purchased	79.2%
Currency Futures Contracts Purchased	79.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	4.3%
Guggenheim Strategy Fund II	4.2%
ASML Holding N.V. — Class G	3.3%
AstraZeneca plc	1.9%
Novartis AG, ADR	1.8%
HSBC Holdings plc, ADR	1.8%
Roche Holding AG, ADR	1.8%
Shell plc, ADR	1.7%
Nestle S.A., ADR	1.6%
TotalEnergies SE, ADR	1.3%
Total	23.7%

Material Fund Change [Text Block]
C000010346
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class H
Trading Symbol	RYEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.59%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 170
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, energy, and information technology. Consumer discretionary was the only sector to detract from performance. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holdings NV, HSBC Holdings, PLC, and Novartis AG. Those that detracted the most were Novo Nordisk, Inc.—Class B, SAP, and RELX Plc. The fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Line Graph [Table Text Block]
Table Summary
	Europe 1.25x Strategy Fund (Class H)	MSCI World ex U.S. Index	STOXX Europe 50 Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,006	$11,193	$12,138
3/31/18	$12,278	$12,751	$12,024
3/31/19	$11,998	$12,350	$12,446
3/31/20	$9,807	$10,511	$10,711
3/31/21	$14,019	$15,332	$15,463
3/31/22	$15,004	$15,798	$15,783
3/31/23	$15,756	$15,365	$18,050
3/31/24	$18,013	$17,715	$21,969
3/31/25	$18,747	$18,654	$23,426
3/31/26	$21,362	$22,943	$25,643

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	13.94%	8.79%	7.89%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
STOXX Europe 50 Index	9.46%	10.65%	9.87%

AssetsNet	$ 1,640,874
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 22,893
InvestmentCompanyPortfolioTurnover	1775.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,640,874 Total Number of Portfolio Holdings56 Portfolio Turnover Rate1,775% Total Advisory Fees Paid$22,893
Holdings [Text Block]

Country CompositionFootnote Reference1 (% of Total Investments) as of March 31, 2026

Table Summary
United States	58.1%
France	9.4%
United Kingdom	9.1%
Germany	7.2%
Netherlands	4.6%
Spain	3.4%
Switzerland	3.4%
Italy	2.1%
Others	2.7%
Total Investments	100.0%

Holdings DiversificationFootnote Reference3 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	14.7%
Industrial	7.1%
Financial	9.9%
Consumer, Non-cyclical	12.8%
Equity Futures Contracts Purchased	79.2%
Currency Futures Contracts Purchased	79.5%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Guggenheim Ultra Short Duration Fund — Institutional Class	4.3%
Guggenheim Strategy Fund II	4.2%
ASML Holding N.V. — Class G	3.3%
AstraZeneca plc	1.9%
Novartis AG, ADR	1.8%
HSBC Holdings plc, ADR	1.8%
Roche Holding AG, ADR	1.8%
Shell plc, ADR	1.7%
Nestle S.A., ADR	1.6%
TotalEnergies SE, ADR	1.3%
Total	23.7%

Material Fund Change [Text Block]
C000050428
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$209	1.54%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 209
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and communication services. None detracted from index performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron Ltd. Those that detracted the most were Terumo Corp., Trend Micro, Inc., and Bandai Namco Holdings, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Line Graph [Table Text Block]
Table Summary
	Japan 2x Strategy Fund (Class A)‡	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$12,359	$11,193	$11,283
3/31/18	$17,047	$12,751	$12,802
3/31/19	$15,038	$12,350	$12,654
3/31/20	$12,008	$10,511	$11,288
3/31/21	$25,569	$15,332	$17,411
3/31/22	$18,167	$15,798	$16,601
3/31/23	$14,908	$15,365	$16,733
3/31/24	$21,518	$17,715	$24,089
3/31/25	$15,907	$18,654	$21,253
3/31/26	$27,323	$22,943	$30,470

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	71.76%	1.33%	11.11%
Class A (with sales charge) ‡	63.62%	0.36%	10.57%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
Nikkei-225 Stock Average Index	43.37%	11.84%	11.79%

AssetsNet	$ 1,697,494
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 12,688
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,697,494 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$12,688
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Equity Futures Contracts Purchased	200.2%
Currency Futures Contracts Purchased	200.8%

Material Fund Change [Text Block]
C000050429
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$304	2.25%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 304
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and communication services. None detracted from index performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron Ltd. Those that detracted the most were Terumo Corp., Trend Micro, Inc., and Bandai Namco Holdings, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Line Graph [Table Text Block]
Table Summary
	Japan 2x Strategy Fund (Class C)	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$12,874	$11,193	$11,283
3/31/18	$17,624	$12,751	$12,802
3/31/19	$15,433	$12,350	$12,654
3/31/20	$12,231	$10,511	$11,288
3/31/21	$25,849	$15,332	$17,411
3/31/22	$18,225	$15,798	$16,601
3/31/23	$14,841	$15,365	$16,733
3/31/24	$21,272	$17,715	$24,089
3/31/25	$15,593	$18,654	$21,253
3/31/26	$26,589	$22,943	$30,470

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	70.51%	0.57%	10.27%
Class C (with CDSC) ‡	69.51%	0.57%	10.27%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
Nikkei-225 Stock Average Index	43.37%	11.84%	11.79%

AssetsNet	$ 1,697,494
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 12,688
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,697,494 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$12,688
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Equity Futures Contracts Purchased	200.2%
Currency Futures Contracts Purchased	200.8%

Material Fund Change [Text Block]
C000050430
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$208	1.53%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 208
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and communication services. None detracted from index performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron Ltd. Those that detracted the most were Terumo Corp., Trend Micro, Inc., and Bandai Namco Holdings, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Line Graph [Table Text Block]
Table Summary
	Japan 2x Strategy Fund (Class H)	MSCI World ex U.S. Index	Nikkei-225 Stock Average Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$13,008	$11,193	$11,283
3/31/18	$17,944	$12,751	$12,802
3/31/19	$15,833	$12,350	$12,654
3/31/20	$12,639	$10,511	$11,288
3/31/21	$26,914	$15,332	$17,411
3/31/22	$19,123	$15,798	$16,601
3/31/23	$15,691	$15,365	$16,733
3/31/24	$22,648	$17,715	$24,089
3/31/25	$16,744	$18,654	$21,253
3/31/26	$28,759	$22,943	$30,470

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	71.76%	1.33%	11.14%
MSCI World ex U.S. Index	22.99%	8.40%	8.66%
Nikkei-225 Stock Average Index	43.37%	11.84%	11.79%

AssetsNet	$ 1,697,494
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 12,688
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,697,494 Total Number of Portfolio Holdings5 Portfolio Turnover Rate-% Total Advisory Fees Paid$12,688
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Equity Futures Contracts Purchased	200.2%
Currency Futures Contracts Purchased	200.8%

Material Fund Change [Text Block]
C000010467
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$189	1.94%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 189
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Strengthening Dollar 2x Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$10,633	$10,044	$10,626
3/31/18	$8,680	$10,165	$9,519
3/31/19	$10,479	$10,620	$10,272
3/31/20	$11,148	$11,569	$10,455
3/31/21	$9,824	$11,651	$9,847
3/31/22	$10,667	$11,168	$10,392
3/31/23	$11,769	$10,633	$10,841
3/31/24	$12,989	$10,814	$11,046
3/31/25	$13,588	$11,342	$11,007
3/31/26	$12,951	$11,835	$10,554

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.69%	5.68%	3.12%
Class A (with sales charge) ‡	-9.22%	4.66%	2.62%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

AssetsNet	$ 2,132,013
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 16,942
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$2,132,013 Total Number of Portfolio Holdings4 Portfolio Turnover Rate-% Total Advisory Fees Paid$16,942
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Currency Index Swap Agreements	64.1%
Currency Futures Contracts Purchased	135.5%

Material Fund Change [Text Block]
C000010468
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$261	2.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 261
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Strengthening Dollar 2x Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,080	$10,044	$10,626
3/31/18	$8,977	$10,165	$9,519
3/31/19	$10,759	$10,620	$10,272
3/31/20	$11,364	$11,569	$10,455
3/31/21	$9,936	$11,651	$9,847
3/31/22	$10,710	$11,168	$10,392
3/31/23	$11,729	$10,633	$10,841
3/31/24	$12,852	$10,814	$11,046
3/31/25	$13,344	$11,342	$11,007
3/31/26	$12,620	$11,835	$10,554

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	-5.42%	4.90%	2.35%
Class C (with CDSC) ‡	-6.31%	4.90%	2.35%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

AssetsNet	$ 2,132,013
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 16,942
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$2,132,013 Total Number of Portfolio Holdings4 Portfolio Turnover Rate-% Total Advisory Fees Paid$16,942
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Currency Index Swap Agreements	64.1%
Currency Futures Contracts Purchased	135.5%

Material Fund Change [Text Block]
C000010466
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$188	1.93%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 188
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Strengthening Dollar 2x Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$11,164	$10,044	$10,626
3/31/18	$9,111	$10,165	$9,519
3/31/19	$11,002	$10,620	$10,272
3/31/20	$11,706	$11,569	$10,455
3/31/21	$10,318	$11,651	$9,847
3/31/22	$11,204	$11,168	$10,392
3/31/23	$12,364	$10,633	$10,841
3/31/24	$13,644	$10,814	$11,046
3/31/25	$14,273	$11,342	$11,007
3/31/26	$13,604	$11,835	$10,554

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	-4.69%	5.69%	3.13%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

AssetsNet	$ 2,132,013
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 16,942
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$2,132,013 Total Number of Portfolio Holdings4 Portfolio Turnover Rate-% Total Advisory Fees Paid$16,942
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
OTC Currency Index Swap Agreements	64.1%
Currency Futures Contracts Purchased	135.5%

Material Fund Change [Text Block]
C000010433
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$199	1.93%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 199
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Weakening Dollar 2x Strategy Fund (Class A)‡	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$9,525	$10,000	$10,000
3/31/17	$8,218	$10,044	$10,626
3/31/18	$9,822	$10,165	$9,519
3/31/19	$8,060	$10,620	$10,272
3/31/20	$7,340	$11,569	$10,455
3/31/21	$8,097	$11,651	$9,847
3/31/22	$7,050	$11,168	$10,392
3/31/23	$6,223	$10,633	$10,841
3/31/24	$5,933	$10,814	$11,046
3/31/25	$5,918	$11,342	$11,007
3/31/26	$6,270	$11,835	$10,554

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class A (without sales charge)	5.94%	-4.99%	-4.09%
Class A (with sales charge) ‡	0.91%	-5.91%	-4.56%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

AssetsNet	$ 1,008,652
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 11,396
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,008,652 Total Number of Portfolio Holdings4 Portfolio Turnover Rate-% Total Advisory Fees Paid$11,396
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Currency Futures Contracts Sold Short	-167.9%
OTC Currency Index Swap Agreements Sold Short	-34.6%

Material Fund Change [Text Block]
C000010434
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$275	2.68%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 275
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Weakening Dollar 2x Strategy Fund (Class C)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,561	$10,044	$10,626
3/31/18	$10,157	$10,165	$9,519
3/31/19	$8,274	$10,620	$10,272
3/31/20	$7,475	$11,569	$10,455
3/31/21	$8,185	$11,651	$9,847
3/31/22	$7,073	$11,168	$10,392
3/31/23	$6,198	$10,633	$10,841
3/31/24	$5,856	$10,814	$11,046
3/31/25	$5,789	$11,342	$11,007
3/31/26	$6,086	$11,835	$10,554

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class C (without CDSC)	5.14%	-5.75%	-4.85%
Class C (with CDSC) ‡	4.14%	-5.75%	-4.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

AssetsNet	$ 1,008,652
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 11,396
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,008,652 Total Number of Portfolio Holdings4 Portfolio Turnover Rate-% Total Advisory Fees Paid$11,396
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Currency Futures Contracts Sold Short	-167.9%
OTC Currency Index Swap Agreements Sold Short	-34.6%

Material Fund Change [Text Block]
C000010432
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$199	1.93%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 199
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

The Japanese yen contributed the most to the return of the underlying index for the reporting period. The euro, Swiss franc, and Canadian dollar detracted the most from the DXY. The fund maintained a daily correlation of over 98% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Line Graph [Table Text Block]
Table Summary
	Weakening Dollar 2x Strategy Fund (Class H)	Bloomberg U.S. Aggregate Bond Index	U.S. Dollar Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$8,627	$10,044	$10,626
3/31/18	$10,314	$10,165	$9,519
3/31/19	$8,462	$10,620	$10,272
3/31/20	$7,702	$11,569	$10,455
3/31/21	$8,495	$11,651	$9,847
3/31/22	$7,397	$11,168	$10,392
3/31/23	$6,528	$10,633	$10,841
3/31/24	$6,225	$10,814	$11,046
3/31/25	$6,210	$11,342	$11,007
3/31/26	$6,579	$11,835	$10,554

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Class H	5.93%	-4.98%	-4.10%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
U.S. Dollar Index	-4.12%	1.40%	0.54%

AssetsNet	$ 1,008,652
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 11,396
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$1,008,652 Total Number of Portfolio Holdings4 Portfolio Turnover Rate-% Total Advisory Fees Paid$11,396
Holdings [Text Block]	Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026
Table Summary
Value	Value
Currency Futures Contracts Sold Short	-167.9%
OTC Currency Index Swap Agreements Sold Short	-34.6%

Material Fund Change [Text Block]
C000113321
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Money Market Class
Trading Symbol	RYFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period from April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last year? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$107	1.05%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.

Expenses Paid, Amount	$ 107
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last year?

During the reporting period, the U.S. Federal Open Market Committee ("FOMC") lowered the federal funds target range by 75 basis points as job gains slowed while inflation remained above the Fed’s target. One basis point is equal to 0.01%. In Q3 and Q4 of 2025, downside risks to employment resulted in the FOMC lowering the target range for the federal funds by 25 basis points three times to the 3.5-3.75 percent range. During Q1 2026 the unemployment rate looked to be stabilizing but recent geopolitical events have added some economic uncertainty to the market.  By the end of the reporting period, markets were not expecting any further cuts to the Federal Fund’s rate through the remainder of 2026.

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	One Year	Five Years	Ten Years
Money Market Class	3.10%	2.64%	1.55%

AssetsNet	$ 341,345,973
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,306,036
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$341,345,973 Total Number of Portfolio Holdings24 Portfolio Turnover Rate-% Total Advisory Fees Paid$1,306,036
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Freddie Mac - Federal Agency Discount Notes	1.6%
Farmer Mac - Federal Agency Notes	2.9%
Federal Farm Credit Bank - Federal Agency Discount Notes	2.9%
Federal Home Loan Bank - Federal Agency Notes	5.4%
Federal Farm Credit Bank - Federal Agency Notes	8.7%
Federal Home Loan Bank - Federal Agency Discount Notes	20.4%
U.S. Treasury Bills	23.3%
Repurchase Agreements	25.6%

Material Fund Change [Text Block]